United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-5514

                      (Investment Company Act File Number)


                               MTB Group of Funds
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)




                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           C. Grant Anderson, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 4/30/05


                 Date of Reporting Period: Quarter ended 1/31/05


Item 1.     Schedule of Investments


MTB Balanced Fund
Portfolio of Investments
January 31, 2005 (unaudited)

   Principal
   Amount or
   Shares                                                                       Value


                       Common Stocks--68.6 %
                       AEROSPACE & DEFENSE--1.2%
   10,000              Northrop Grumman Corp.                                   518,800
   12,000              United Technologies Corp.                                1,208,160
                       Total AEROSPACE & DEFENSE                                1,726,960
                       AIR FREIGHT & LOGISTICS--1.4%
   27,000              United Parcel Service, Inc.                              2,016,360
                       AIRLINES--0.8%
   75,000              Southwest Airlines Co.                                   1,086,000
                       AUTO COMPONENTS--1.0%
   25,000              Lear Corp.                                               1,350,000
                       BEVERAGES--2.6%
   25,000              Coca-Cola Co.                                            1,037,250
   50,000              PepsiCo, Inc.                                            2,685,000
                       Total BEVERAGES                                          3,722,250
                       BIOTECHNOLOGY--3.4%
   40,000        1      Amgen, Inc.                                             2,489,600
   15,000        1      Biogen Idec, Inc.                                       974,400
   40,000        1      Gilead Sciences, Inc.                                   1,324,000
                       Total BIOTECHNOLOGY                                      4,788,000
                       CAPITAL MARKETS--1.1%
   27,000              Morgan Stanley                                           1,510,920
                       CHEMICALS--0.6%
   17,000              Dow Chemical Co.                                         844,900
                       COMMUNICATIONS EQUIPMENT--4.4%
   165,000       1      Cisco Systems, Inc.                                     2,976,600
   125,000       1      Corning, Inc.                                           1,367,500
   60,000              Motorola, Inc.                                           944,400
   25,000              Qualcomm, Inc.                                           931,000
                       Total COMMUNICATIONS EQUIPMENT                           6,219,500
                       COMPUTERS & PERIPHERALS--4.1%
   50,000        1      Dell, Inc.                                              2,088,000
   95,000        1     EMC Corp. Mass                                           1,244,500
   26,500              IBM Corp.                                                2,475,630
                       Total COMPUTERS & PERIPHERALS                            5,808,130
                       CONSUMER FINANCE--0.8%
   15,000              Capital One Financial Corp.                              1,174,200
                       ELECTRONIC EQUIPMENT & INSTRUMENTS--1.5%
   90,000        1      Jabil Circuit, Inc.                                     2,121,300
                       ENERGY EQUIPMENT & SERVICES--2.6%
   40,000        1      Nabors Industries Ltd.                                  2,016,000
   30,000        1      Weatherford International Ltd.                          1,628,100
                       Total ENERGY EQUIPMENT & SERVICES                        3,644,100
                       FOOD & STAPLES RETAILING--3.2%
   33,000              Sysco Corp.                                              1,154,010
   65,000              Wal-Mart Stores, Inc.                                    3,406,000
                       Total FOOD & STAPLES RETAILING                           4,560,010
                       FOOD PRODUCTS--0.7%
   20,000              General Mills, Inc.                                      1,059,800
                       HEALTHCARE EQUIPMENT & SUPPLIES--3.0%
   50,000        1      Boston Scientific Corp.                                 1,653,000
   30,000        1      Edwards Lifesciences Corp.                              1,221,000
   25,000              Medtronic, Inc.                                          1,312,250
                       Total HEALTHCARE EQUIPMENT & SUPPLIES                    4,186,250
                       HEALTHCARE PROVIDERS & SERVICES--1.1%
   20,000        1      Express Scripts, Inc., Class A                          1,483,800
                       HOUSEHOLD PRODUCTS--2.5%
   20,000              Colgate-Palmolive Co.                                    1,050,800
   46,000              Procter & Gamble Co.                                     2,448,580
                       Total HOUSEHOLD PRODUCTS                                 3,499,380
                       INDUSTRIAL CONGLOMERATES--6.1%
   25,000              3M Co.                                                   2,109,000
   180,000             General Electric Co.                                     6,503,400
                       Total INDUSTRIAL CONGLOMERATES                           8,612,400
                       INTERNET & CATALOG RETAIL--0.6%
   9,900         1      eBay, Inc.                                              806,850
                       MACHINERY--0.8%
   12,000              Caterpillar, Inc.                                        1,069,200
                       MEDIA--1.9%
   50,000        1      Comcast Corp., Class A                                  1,609,500
   30,000              Viacom, Inc., Class B                                    1,120,200
                       Total MEDIA                                              2,729,700
                       METALS & MINING--0.9%
   35,000              Alcoa, Inc.                                              1,032,850
   4,200               Fording Canadian Coal Trust                              334,320
                       Total METALS & MINING                                    1,367,170
                       MULTILINE RETAIL--0.9%
   25,000              Target Corp.                                             1,269,250
                       OIL & GAS--2.2%
   60,000              Exxon Mobil Corp.                                        3,096,000
                       PERSONAL PRODUCTS--1.1%
   30,000              Gillette Co.                                             1,521,600
                       PHARMACEUTICALS--6.4%
   30,000              Abbott Laboratories                                      1,350,600
   10,000        1      Forest Laboratories, Inc., Class A                      415,300
   46,000              Johnson & Johnson                                        2,976,200
   24,200              Lilly (Eli) & Co.                                        1,312,608
   60,000              Pfizer, Inc.                                             1,449,600
   40,000              Wyeth                                                    1,585,200
                       Total PHARMACEUTICALS                                    9,089,508
                       SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.1%
   140,000             Intel Corp.                                              3,143,000
   140,000             Taiwan Semiconductor Manufacturing Co., ADR              1,224,999
                       Total SEMICONDUCTOR EQUIPMENT & PRODUCTS                 4,367,999
                       SOFTWARE--5.3%
   10,000        1      Electronic Arts, Inc.                                   643,400
   170,000             Microsoft Corp.                                          4,467,600
   40,000        1      Synopsys, Inc.                                          680,000
   65,000        1      Veritas Software Corp.                                  1,671,800
                       Total SOFTWARE                                           7,462,800
                       SPECIALTY RETAIL--1.9%
   45,000              Home Depot, Inc.                                         1,856,700
   15,000              Lowe's Cos., Inc.                                        854,850
                       Total SPECIALTY RETAIL                                   2,711,550
                       THRIFTS & MORTGAGE FINANCE--0.7%
   15,000              Federal National Mortgage Association                    968,700
                       TOBACCO--0.7%
   16,000              Altria Group, Inc.                                       1,021,280
                       Total Common
                       Stocks
                        (identified cost $88,910,642)                           96,895,867
                       Collateralized Mortgage Obligations--1.0%
                       FEDERAL HOME LOAN MORTGAGE CORPORATION--0.3%
$  417,826             (Series 2617), Class GW, 3.50%, 6/15/2016          $     413,184
                       FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.0%
   13,611              (Series 1998-23), Class C, 9.75%, 9/25/2018              14,751
                       WHOLE LOAN--0.7%
   507,423             Bank of America Mortgage Securities 2003-2,
                       Class 2A1, 3.593%, 2/25/2034                             497,751
   434,254             Morgan Stanley Mortgage Loan Trust (Series
                       2004-1), Class 1A8, 4.75%, 11/25/2018                    437,077
                       Total whole loan                                         934,828
                       Total Collateralized
                       Mortgage
                        Obligations (identified cost $1,394,320)                1,362,763
                       Corporate Bonds--10.4%
                       AUTO COMPONENTS--0.2%
   225,000             Dana Corp., Sr. Note, 6.50%, 3/1/2009                    235,913
                       AUTOMOBILES--0.3%
   400,000             DaimlerChrysler North America Holding Corp.,
                       Series MTND, 2.94%, 9/10/2007                            401,656
                       BANKS--1.5%
   500,000             Bank of New York Institutional Capital Trust,
                       Company Guarantee, 7.78%, 12/1/2026                      551,450
   170,000             BankBoston Capital Trust III, Company
                       Guarantee, 3.24%, 6/15/2027                              167,856
   600,000             Mellon Capital I, Company Guarantee, Series A,
                       7.72%, 12/1/2026                                         664,956
   500,000             Mellon Capital II, Company Guarantee, Series B,
                       7.995%, 1/15/2027                                        571,130
   152,000             Suntrust Capital III, Company Guarantee, 3.14%,
                       3/15/2028                                                149,068
                       Total banks                                              2,104,460
                       CAPITAL MARKETS--0.3%
   225,000             Goldman Sachs Group, Inc., Sub. Note, 6.345%,
                       2/15/2034                                                241,711
   215,000             Morgan Stanley, Note, 4.00%, 1/15/2010                   212,416
                       Total capital markets                                    454,127
                       COMMERCIAL BANKS--0.7%
   1,000,000           Bank of America Corp., 5.25%, 2/1/2007                   1,032,640
                       CONSUMER FINANCE--0.8%
   1,000,000           Household Finance Corp., Note, 6.375%,
                       10/15/2011                                               1,104,180
                       DIVERSIFIED FINANCIAL SERVICES--1.1%
   250,000             Citicorp Capital I, Company Guarantee, 7.933%,
                       2/15/2027                                                283,268
   200,000             Citigroup, Inc., 5.85%, 12/11/2034                       213,456
   300,000             Citigroup, Inc., 6.50%, 1/18/2011                        336,129
   250,000             J.P. Morgan Chase & Co., Unsecd. Note, 3.50%,
                       9/30/2034                                                252,210
   500,000             Newcourt Credit Group, Inc., Company Guarantee,
                       6.875%, 2/16/2005                                        500,760
                       Total diversified financial services                     1,585,823
                       ELECTRIC UTILITIES--0.3%
   400,000             Alabama Power Co., Sr. Note, Series S, 5.875%,
                       12/1/2022                                                435,212
                       ELECTRICAL EQUIPMENT--0.6%
   575,000             Hydro Quebec, Deb., 8.05%, 7/7/2024                      794,098
                       ENERGY REFINERIES--0.2%
   225,000             Premcor Refining Group, Sr. Sub. Note, 7.75%,
                       2/1/2012                                                 245,813
                       FOOD PRODUCTS--0.3%
   200,000             Archer-Daniels-Midland Co., 5.935%, 10/1/2032            219,096
   250,000             Kraft Foods, Inc., Note, 4.125%, 11/12/2009              248,478
                       Total food products                                      467,574
                       HOTELS RESTAURANTS & LEISURE--0.2%
   225,000             Yum! Brands, Inc., Sr. Note, 7.70%, 7/1/2012             267,410
                       HOUSEHOLD DURABLES--0.4%
   500,000             Pulte Corp., Company Guarantee, 7.30%,
                       10/24/2005                                               512,840
                       IT SERVICES--0.2%
   250,000             Iron Mountain, Inc., Company Guarantee, 6.625%,
                       1/1/2016                                                 236,250
                       MEDIA--1.0%
   750,000             Clear Channel Communications, Inc., 6.00%,
                       11/1/2006                                                775,305
   500,000       2     Cox Communications, Inc., 5.45%, 12/15/2014              504,160
   175,000             Time Warner, Inc., Company Guarantee, 6.875%,
                       6/15/2018                                                200,004
                       Total media                                              1,479,469
                       OIL & GAS--0.7%
   250,000             Amerada-Hess Corp., 7.875%, 10/1/2029                    306,953
   225,000             Chesapeake Energy Corp., Sr. Note, 6.875%,
                       1/15/2016                                                234,563
   200,000             Conoco, Inc., 7.25%, 10/15/2031                          252,754
   250,000             XTO Energy, Inc., Note, 4.90%, 2/1/2014                  251,118
                       Total oil & gas                                          1,045,388
                       ROAD & RAIL--0.8%
   1,000,000           Union Pacific Corp., 7.375%, 9/15/2009                   1,133,300
                       UTILITY--0.2%
   250,000             Pacific Gas & Electric Co., 6.05%, 3/1/2034              271,233
                       UNASSIGNED--0.6%
   250,000             Comcast Cable Communications Holdings, Company
                       Guarantee, 8.375%, 3/15/2013                             309,248
   250,000             PHH Corp., 7.125%, 3/1/2013                              282,980
   290,000             Wells Fargo Bank National Association, 4.750%,
                       2/9/2015                                                 289,725
                       Total unassigned                                         881,953
                       Total Corporate Bonds

                       (identified cost $13,727,885)                            14,689,339
                       Government Agencies--3.5%
                       FEDERAL HOME LOAN MORTGAGE CORPORATION--2.4%
   1,411,926           4.00%, 9/15/2019                                         1,418,675
   1,775,000           Sub. Note, 5.875%, 3/21/2011                             1,911,906
                       Total federal home loan mortgage corporation             3,330,581
                       FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.1%
   1,500,000           Sub. Note, 5.25%, 8/1/2012                               1,564,140
                       Total GOVERNMENT
                       AGENCIES
                       (IDENTIFIED COST $4,713,947)                             4,894,721
                       Mortgage Backed Securities--10.8%
                       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.7%
   250,066             Pool 354765, 7.00%, 2/15/2024                            266,710
   167,348             Pool 354827, 7.00%, 5/15/2024                            178,329
   164,112             Pool 385623, 7.00%, 5/15/2024                            174,881
   86,606              Pool 2077, 7.00%, 9/20/2025                              91,966
   218,471             Pool 354677, 7.50%, 10/15/2023                           235,402
   72,833              Pool 354713, 7.50%, 12/15/2023                           78,477
                       Total government national mortgage association           1,025,765
                       FEDERAL HOME LOAN MORTGAGE CORPORATION--3.6%
   925,974             Pool A19412, 5.00%, 3/1/2034                             925,687
   2,557,770           Pool A15865, 5.50%, 11/1/2033                            2,610,511
   1,307,434           Pool A26407, 6.00%, 9/1/2034                             1,351,560
   97,163              Pool E46188, 6.50%, 4/1/2008                             102,113
   10,649              Pool C00478, 8.50%, 9/1/2026                             11,564
                       Total federal home loan mortgage corporation             5,001,435
                       FEDERAL NATIONAL MORTGAGE ASSOCIATION--6.5%
   1,250,000           Pool 809364, 5.00%, 2/1/2035                             1,247,263
   4,809,936           Pool 797152, 5.00%, 11/1/2019                            4,889,588
   532,918             Pool 752660, 5.50%, 2/1/2034                             543,246
   1,836,706           Pool 725156, 6.50%, 12/1/2033                            1,925,088
   14,628              Pool 124221, 7.00%, 2/1/2007                             15,117
   211,777             Pool 329794, 7.00%, 2/1/2026                             224,947
   29,314              Pool 333854, 7.00%, 12/1/2025                            31,137
   40,128              Pool 527006, 7.50%, 1/1/2030                             42,974
   167,184             Pool 253113, 7.50%, 3/1/2030                             179,044
   65,166              Pool 533246, 7.50%, 4/1/2030                             69,809
   38,372              Pool 8245, 8.00%, 12/1/2008                              40,417
                       Total federal national mortgage association              9,208,630
                       Total Mortgage Backed Securities

                       (identified cost $14,995,827)                            15,235,830
                       U.S. Treasury--4.1%
                       U.S. TREASURY BONDS--0.5%
   625,000       3     5.375%, 2/15/2031                                        699,413
                       U.S. TREASURY NOTES--3.6%
   375,000       3     3.125%, 4/15/2009                                        368,321
   250,000       3     3.375%, 9/15/2009                                        246,953
   2,156,391           3.50% 1/15/2011                                          2,435,040
   300,000             3.625%, 1/15/2010                                        299,016
   40,000              4.00%, 2/15/2014                                         39,706
   90,000        3     4.25%, 8/15/2013                                         91,167
   650,000       3     4.25%, 8/15/2014                                         656,299
   350,000             4.25%, 11/15/2014                                        353,227
   515,000             4.75%, 5/15/2014                                         539,864
                       Total u.s. treasury notes                                5,029,593
                       Total U.S. Treasury
                       (identified cost $5,411,105)                             5,729,006
                       Mutual Funds--1.8%
   939,983       4     MTB Prime Money Market Fund, Institutional
                       Shares                                                   939,983
   1,626,459           SSGA Money Market Fund (held as collateral for
                       securities lending)                                      1,626,459
   31                  SSGA Money Market Fund                                   31
                       Total mutual funds
                       (at net asset value)                                     2,566,473
                       Total Investments - 100.2%
                       (identified cost $131,720,199) 5                         141,373,999
                       other assets and liabilities - net - (0.2)%              (292,656)
                       total net assets - 100%                            $     141,081,343

1      Non-income producing security.
2      Denotes a restricted security, including securities purchased under
       Rule 144A of the Securities Act of 1933.  These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
       At January 31, 2005, these securities amounted to $504,160 which represents 0.4% of total net assets.

3 Certain principal amounts or shares are temporarily on loan to unaffiliated broker/ dealers.
       As of January 31,2005,securities subject to this type of arrangement and related collateral were as follows:


       Market Value of Securities Loaned     Market Value of Collateral
       $1,568,647                            $1,626,459

4      Affiliated company.
5      The cost of investments for federal tax purposes amounts to
       $131,720,199.  The net unrealized appreciation of investments for federal tax purposes was $9,653,800.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,938,301 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,284,501.

Note:             The categories of investments are shown as a percentage of total net assets at January 31, 2005.

      Investment Valuations - Listed equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices.
Short-term securities are valued at the prices provided by an independent pricing service.  U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service.  Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service.  However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.  Investments in other open-end regulated investment companies are
valued at net asset value.   Securities for which no quotations are readily
available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the New York
Stock Exchange are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of
Trustees.




The following acronym is used throughout this portfolio:
ADR         --American Depositary Receipt














MTB Equity Income Fund
Portfolio of Investments
January 31, 2005 (unaudited)

   Principal
   Amount
   or Shares            Description                                              Value
                        Common Stocks--98.7%
                        AEROSPACE & DEFENSE--2.3%
   48,200               Honeywell International, Inc.                      $     1,734,236
                        CAPITAL MARKETS--5.7%
   47,300               Bank of New York Co., Inc.                               1,405,283
   37,500               Edwards(AG), Inc.                                        1,599,750
   16,100               Northern Trust Corp.                                     702,604
   22,200               Waddell & Reed Financial, Inc., Class A                  485,514
                        Total capital markets                                    4,193,151
                        CHEMICALS--6.1%
   27,300               Dow Chemical Co.                                         1,356,810
   36,900               Du Pont (E.I.) de Nemours & Co.                          1,754,964
   31,800               Rohm & Haas Co.                                          1,406,832
                        Total chemicals                                          4,518,606
                        COMMERCIAL BANKS--15.1%
   43,700               Amsouth Bancorporation                                   1,089,878
   24,700               Comerica, Inc.                                           1,429,142
   27,600               Commerce Bancshares, Inc.                                1,326,732
   62,300               Huntington Bancshares, Inc.                              1,431,031
   22,925               KeyCorp                                                  766,154
   25,500               PNC Financial Services Group                             1,373,685
   22,200               Regions Financial Corp.                                  710,400
   20,900               SunTrust Banks, Inc.                                     1,505,218
   23,200               Zions Bancorp                                            1,573,424
                        Total commercial banks                                   11,205,664
                        COMMERCIAL SERVICES & SUPPLIES--3.0%
   24,500               Avery Dennison Corp.                                     1,472,205
   22,900               Donnelley (R.R.) & Sons Co.                              766,005
                        Total commercial services & supplies                     2,238,210
                        CONTAINERS & PACKAGING--2.0%
   50,400               Bemis Co., Inc.                                          1,461,600
                        DIVERSIFIED TELECOMMUNICATION SERVICES--9.4%
   31,000               Alltel Corp.                                             1,706,240
   48,600               BellSouth Corp.                                          1,275,264
   83,300               Citizens Communications Co., Class B                     1,123,717
   52,400               SBC Communications, Inc.                                 1,245,024
   45,000               Verizon Communications                                   1,601,550
                        Total diversified telecommunication services             6,951,795
                        ELECTRIC UTILITIES--2.1%
   14,600               PPL Corp.                                                788,400
   31,200               Puget Energy, Inc.                                       749,424
                        Total electric utilities                                 1,537,824
                        ELECTRICAL EQUIPMENT--1.2%
   13,400               Emerson Electric Co.                                     901,016
                        FOOD PRODUCTS--12.6%
   39,700               Campbell Soup Co.                                        1,164,004
   52,500               ConAgra, Inc.                                            1,548,750
   20,000               General Mills, Inc.                                      1,059,800
   46,500               Heinz (H.J.) Co.                                         1,758,165
   56,000               Sara Lee Corp.                                           1,314,880
   20,700               Smucker (J.M.) Co.                                       965,655
   23,500               Unilever NV ADR                                          1,534,785
                        Total food products                                      9,346,039
                        HEALTH CARE EQUIPMENT & SUPPLIES--1.2%
   15,800               Hillenbrand Industries, Inc.                             858,414
                        HOUSEHOLD DURABLES--2.0%
   70,100               Newell Rubbermaid, Inc.                                  1,508,552
                        HOUSEHOLD PRODUCTS--4.1%
   28,600               Colgate-Palmolive Co.                                    1,502,644
   23,800               Kimberly-Clark Corp.                                     1,559,138
                        Total household products                                 3,061,782
                        INDUSTRIAL CONGLOMERATES--0.7%
   10,500               Teleflex, Inc.                                           532,875
                        INSURANCE--3.6%
   27,600               Jefferson-Pilot Corp.                                    1,377,240
   35,300               Nationwide Financial Services, Inc., Class A             1,304,335
                        Total insurance                                          2,681,575
                        LEISURE EQUIPMENT &  PRODUCTS--1.2%
   45,700               Mattel, Inc.                                             888,865
                        MACHINERY--0.9%
   16,600               SPX Corp.                                                695,540
                        MEDIA--3.8%
   35,800               Dow Jones & Co.                                          1,364,696
   22,100               Knight-Ridder, Inc.                                      1,438,931
                        Total media                                              2,803,627
                        METALS & MINING--2.3%
   57,200               Alcoa, Inc.                                              1,687,972
                        MULTI-UTILITIES & UNREGULATED POWER--1.0%
   10,500               Dominion Resources, Inc.                                 728,490
                        MULTILINE RETAIL--2.1%
   44,800               May Department Stores Co.                                1,518,720
                        OIL & GAS--4.5%
   22,400               ChevronTexaco Corp.                                      1,218,560
   44,400               Marathon Oil Corp.                                       1,719,612
   9,000                Unocal Corp.                                             428,130
                        Total oil & gas                                          3,366,302
                        PAPER & FOREST PRODUCTS--4.0%
   36,900               Bowater, Inc.                                            1,402,200
   40,400               International Paper Co.                                  1,581,660
                        Total paper & forest products                            2,983,860
                        PERSONAL PRODUCTS--1.0%
   14,100               Gillette Co.                                             715,152
                        PHARMACEUTICALS--5.0%
   15,800               Abbott Laboratories                                      711,316
   64,900               Pfizer, Inc.                                             1,567,984
   36,000               Wyeth                                                    1,426,680
                        Total pharmaceuticals                                    3,705,980
                        THRIFTS & MORTGAGE FINANCE--1.8%
   32,700               Washington Mutual Bank FA                                1,319,445
                        Total Common Stocks (identified cost
                        $71,951,328)                                             73,145,292
                        Mutual Fund--1.4%
   1,044,047      1     MTB Institutional Prime Money Market Fund (AT
                        NET ASSET VALUE)                                         1,044,047
                        Total Investments---100.1% (identified cost
                        $72,995,375)2                                            74,189,339
                        other assets and liabilities---net--(0.1)%                (827,075)
                        total net assets---100%                            $     74,102,264

1      Affiliated company
2      The cost of investments for federal tax purposes amounts to
       $72,995,375. The net unrealized appreciation of investments for federal tax purposes was $1,193,964.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,772,987 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,579,023.


Note:         The categories of investments are shown as a percentage of total net assets at January 31, 2005.

Investment Valuations - Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange.  If unavailable, the security is generally valued at the mean between the last closing bid and asked prices.
Investments in other open-end regulated investment companies are valued at net asset value.  Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees  (the "Trustees").



The following acronym is used throughout this portfolio:
ADR         --American Depositary Receipt





















MTB Equity Index Fund
Portfolio of Investments
January 31, 2005 (unaudited)

   Shares                Description                                               Value
                         Common Stocks--98.9%
                         AEROSPACE & DEFENSE--2.1%
   7,280                 Boeing Co.                                         $      368,368
   1,900                 General Dynamics Corp.                                    196,175
   1,385                 Goodrich (B.F.) Co.                                       47,505
   8,141                 Honeywell International, Inc.                             292,913
   1,050                 L-3 Communications Holdings, Inc.                         74,980
   4,150                 Lockheed Martin Corp.                                     239,911
   3,520                 Northrop Grumman Corp.                                    182,618
   4,180                 Raytheon Co.                                              156,332
   1,890                 Rockwell Collins                                          81,081
   4,360                 United Technologies Corp.                                 438,965
                         Total AEROSPACE & DEFENSE                                 2,078,848
                         AIR FREIGHT & LOGISTICS--1.0%
   2,817                 FedEx Corp.                                               269,446
   770                   Ryder Systems, Inc.                                       35,073
   9,900                 United Parcel Service, Inc.                               739,332
                         Total AIR FREIGHT & LOGISTICS                             1,043,851
                         AIRLINES--0.1%
   1,200           1     Delta Air Lines, Inc.                                     6,468
   7,059                 Southwest Airlines Co.                                    102,214
                         Total AIRLINES                                            108,682
                         AUTO COMPONENTS--0.2%
   855                   Cooper Tire & Rubber Co.                                  18,477
   1,681                 Dana Corp.                                                26,677
   6,543                 Delphi Auto Systems Corp.                                 49,661
   1,545           1     Goodyear Tire & Rubber Co.                                23,855
   1,700                 Johnson Controls, Inc.                                    100,572
   1,300                 Visteon Corp.                                             9,646
                         Total AUTO COMPONENTS                                     228,888
                         AUTOMOBILES--0.6%
   17,600                Ford Motor Co.                                            231,792
   5,395                 General Motors Corp.                                      198,590
   2,800                 Harley Davidson, Inc.                                     168,308
                         Total AUTOMOBILES                                         598,690
                         BEVERAGES--2.3%
   7,125                 Anheuser-Busch Cos., Inc.                                 350,407
   1,060                 Brown-Forman Corp., Class B                               51,124
   21,900                Coca-Cola Co.                                             908,631
   4,550                 Coca-Cola Enterprises, Inc.                               99,872
   485                   Coors Adolph Co., Class B                                 36,181
   14,225                PepsiCo, Inc.                                             763,882
   2,600                 The Pepsi Bottling Group, Inc.                            71,110
                         Total BEVERAGES                                           2,281,207
                         BIOTECHNOLOGY--1.2%
   10,372          1     Amgen, Inc.                                               645,553
   2,040                 Applera Corp.                                             40,902
   3,212           1     Biogen Idec, Inc.                                         208,652
   1,600           1     Chiron Corp.                                              52,560
   1,925           1     Genzyme Corp.                                             112,054
   4,000           1     Gilead Sciences, Inc.                                     132,400
   2,150           1     Medimmune, Inc.                                           50,858
                         Total BIOTECHNOLOGY                                       1,242,979
                         BUILDING PRODUCTS--0.2%
   1,900           1     American Standard Cos.                                    76,076
   4,055                 Masco Corp.                                               149,224
                         Total BUILDING PRODUCTS                                   225,300
                         CAPITAL MARKETS--2.9%
   7,485                 Bank of New York Co., Inc.                                222,379
   900                   Bear Stearns Cos., Inc.                                   90,954
   3,300           1     E*Trade Group, Inc.                                       45,375
   1,200           2     Federated Investors, Inc.                                 35,256
   2,400                 Franklin Resources, Inc.                                  162,864
   4,250                 Goldman Sachs Group, Inc.                                 458,362
   2,400                 Janus Capital Group, Inc.                                 35,592
   2,460                 Lehman Brothers Holdings, Inc.                            224,327
   4,260                 Mellon Financial Corp.                                    125,031
   8,120                 Merrill Lynch & Co., Inc.                                 487,768
   9,475                 Morgan Stanley                                            530,221
   1,970                 Northern Trust Corp.                                      85,971
   13,328                Schwab (Charles) Corp.                                    149,807
   3,200                 State Street Corp.                                        143,392
   1,300                 T. Rowe Price Group, Inc.                                 77,805
                         Total CAPITAL MARKETS                                     2,875,104
                         CHEMICALS--1.7%
   1,925                 Air Products & Chemicals, Inc.                            113,402
   8,282                 Dow Chemical Co.                                          411,615
   8,700                 Du Pont (E.I.) de Nemours & Co.                           413,772
   900                   Eastman Chemical Co.                                      48,735
   2,290                 Ecolab, Inc.                                              77,058
   1,530                 Engelhard Corp.                                           45,976
   600                   Great Lakes Chemical Corp.                                15,870
   800             1     Hercules, Inc.                                            11,608
   1,085                 International Flavors & Fragrances, Inc.                  45,809
   2,240                 Monsanto Co.                                              121,251
   1,490                 PPG Industries, Inc.                                      102,482
   3,110                 Praxair, Inc.                                             134,196
   1,950                 Rohm & Haas Co.                                           86,268
   750                   Sigma-Aldrich Corp.                                       47,137
                         Total CHEMICALS                                           1,675,179
                         COMMERCIAL BANKS--6.0%
   3,500                 Amsouth Bancorporation                                    87,290
   5,335                 BB&T Corp.                                                210,572
   36,964                Bank of America Corp.                                     1,714,021
   1,732                 Comerica, Inc.                                            100,214
   1,000                 Compass Bancshares, Inc.                                  46,830
   5,500                 Fifth Third Bancorp                                       255,585
   1,100                 First Horizon National Corp.                              46,827
   2,542                 Huntington Bancshares, Inc.                               58,390
   3,645                 KeyCorp                                                   121,816
   1,200           2     M & T Bank Corp.                                          122,832
   1,900                 Marshall & Ilsley Corp.                                   81,339
   6,310                 National City Corp.                                       224,320
   4,650                 North Fork Bancorp, Inc.                                  133,455
   2,765                 PNC Financial Services Group                              148,951
   4,545                 Regions Financial Corp.                                   145,440
   3,545                 SunTrust Banks, Inc.                                      255,311
   2,592                 Synovus Financial Corp.                                   70,321
   16,775                U.S. Bancorp                                              504,089
   13,481                Wachovia Corp.                                            739,433
   14,230                Wells Fargo & Co.                                         872,299
   1,000                 Zions Bancorp                                             67,820
                         Total COMMERCIAL BANKS                                    6,007,155
                         COMMERCIAL SERVICES & SUPPLIES--1.1%
   3,200           1     Allied Waste Industries, Inc.                             26,592
   1,850           1     Apollo Group, Inc., Class A                               144,651
   1,240                 Avery Dennison Corp.                                      74,512
   1,800                 Block (H&R), Inc.                                         86,958
   10,150                Cendant Corp.                                             239,032
   1,400                 Cintas Corp.                                              60,900
   2,105                 Donnelley (R.R.) & Sons Co.                               70,412
   1,625                 Equifax, Inc.                                             45,987
   1,300           1     Monster Worldwide, Inc.                                   40,677
   1,980                 Pitney Bowes, Inc.                                        88,585
   1,700                 Robert Half International, Inc.                           51,578
   5,650                 Waste Management, Inc.                                    163,850
                         Total COMMERCIAL SERVICES & SUPPLIES                      1,093,734
                         COMMUNICATIONS EQUIPMENT--2.5%
   7,700           1     ADC Telecommunications, Inc.                              19,789
   1,145           1     Andrew Corp.                                              14,954
   4,425           1     Avaya, Inc.                                               63,499
   4,800           1     CIENA Corp.                                               12,240
   58,475          1     Cisco Systems, Inc.                                       1,054,889
   2,200           1     Comverse Technology, Inc.                                 49,170
   12,970          1     Corning, Inc.                                             141,892
   16,900          1     JDS Uniphase Corp.                                        36,166
   42,011          1     Lucent Technologies, Inc.                                 136,956
   22,326                Motorola, Inc.                                            351,411
   14,300                Qualcomm, Inc.                                            532,532
   1,600                 Scientific-Atlanta, Inc.                                  48,496
   3,985           1     Tellabs, Inc.                                             28,373
                         Total COMMUNICATIONS EQUIPMENT                            2,490,367
                         COMPUTERS & PERIPHERALS--3.8%
   3,765           1     Apple Computer, Inc.                                      289,528
   21,625          1     Dell, Inc.                                                903,060
   21,286          1     EMC Corp. Mass                                            278,847
   3,550           1     Gateway, Inc.                                             16,791
   27,150                Hewlett-Packard Co.                                       531,868
   15,100                IBM Corp.                                                 1,410,642
   1,250           1     Lexmark International Group, Class A                      104,187
   1,600           1     NCR Corp.                                                 54,688
   2,950           1     Network Appliance, Inc.                                   93,928
   1,000           1     Qlogic Corp.                                              38,280
   2,330           1     Seagate Technology, Inc., Rights                          0
   32,500          1     Sun Microsystems, Inc.                                    141,700
                         Total COMPUTERS & PERIPHERALS                             3,863,519
                         CONSTRUCTION & ENGINEERING--0.1%
   955                   Fluor Corp.                                               51,131
                         CONSTRUCTION MATERIALS--0.1%
   1,200                 Vulcan Materials Co.                                      67,776
                         CONSUMER FINANCE--1.3%
   11,200                American Express Co.                                      597,520
   2,335                 Capital One Financial Corp.                               182,784
   11,095                MBNA Corp.                                                294,905
   2,900           1     Providian Financial Corp.                                 48,372
   3,845                 SLM Corp.                                                 192,981
                         Total CONSUMER FINANCE                                    1,316,562
                         CONTAINERS & PACKAGING--0.2%
   1,160                 Ball Corp.                                                49,555
   1,120                 Bemis Co., Inc.                                           32,480
   1,765           1     Pactiv Corp.                                              39,201
   882             1     Sealed Air Corp.                                          45,247
   650                   Temple-Inland, Inc.                                       41,340
                         Total CONTAINERS & PACKAGING                              207,823
                         DISTRIBUTORS--0.1%
   1,560                 Genuine Parts Co.                                         66,035
                         DIVERSIFIED FINANCIAL SERVICES--3.7%
   2,100                 CIT Group, Inc.                                           84,777
   42,530                Citigroup, Inc.                                           2,086,096
   31,532                J.P. Morgan Chase & Co.                                   1,177,090
   1,875                 Loews Corp.                                               127,500
   1,535                 Moody's Corp.                                             128,602
   2,750                 Principal Financial Group                                 111,595
                         Total DIVERSIFIED FINANCIAL SERVICES                      3,715,660
                         DIVERSIFIED TELECOMMUNICATION SERVICES--2.8%
   7,680                 AT&T Corp.                                                147,379
   2,760                 Alltel Corp.                                              151,910
   17,125                BellSouth Corp.                                           449,360
   1,500                 CenturyTel, Inc.                                          48,900
   3,300                 Citizens Communications Co., Class B                      44,517
   18,654          1     Qwest Communications International, Inc.                  78,347
   28,500                SBC Communications, Inc.                                  677,160
   13,542                Sprint Corp.                                              322,706
   25,500                Verizon Communications                                    907,545
                         Total DIVERSIFIED TELECOMMUNICATION SERVICES              2,827,824
                         ELECTRIC UTILITIES--2.2%
   1,000           1     Allegheny Energy, Inc.                                    19,340
   1,860                 Ameren Corp.                                              93,223
   4,002                 American Electric Power Co., Inc.                         141,070
   2,960                 CenterPoint Energy, Inc.                                  33,300
   1,460                 Cinergy Corp.                                             58,823
   2,360                 Consolidated Edison Co.                                   103,533
   1,845                 DTE Energy Co.                                            80,829
   2,965                 Edison International                                      96,274
   2,080                 Entergy Corp.                                             144,602
   6,032                 Exelon Corp.                                              266,916
   1,885                 FPL Group, Inc.                                           144,466
   3,288                 FirstEnergy Corp.                                         130,731
   3,630           1     P G & E Corp.                                             127,050
   1,815                 PPL Corp.                                                 98,010
   900                   Pinnacle West Capital Corp.                               37,530
   2,427                 Progress Energy, Inc.                                     107,395
   825             1     Progress Energy, Inc.                                     111
   7,010                 Southern Co.                                              236,728
   1,900                 TECO Energy, Inc.                                         30,419
   2,400                 TXU Corp.                                                 166,080
   3,628                 Xcel Energy, Inc.                                         65,993
                         Total ELECTRIC UTILITIES                                  2,182,423
                         ELECTRICAL EQUIPMENT--0.5%
   1,700                 American Power Conversion Corp.                           36,159
   910                   Cooper Industries Ltd., Class A                           63,245
   3,860                 Emerson Electric Co.                                      259,546
   700             1     Power-One, Inc.                                           5,201
   1,590                 Rockwell Automation, Inc.                                 90,073
                         Total ELECTRICAL EQUIPMENT                                454,224
                         ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
   4,580           1     Agilent Technologies, Inc.                                101,264
   2,300           1     Jabil Circuit, Inc.                                       54,211
   2,250                 Molex, Inc.                                               64,620
   6,000           1     Sanmina-SCI Corp.                                         37,080
   9,800           1     Solectron Corp.                                           48,706
   2,700                 Symbol Technologies, Inc.                                 49,410
   1,100                 Tektronix, Inc.                                           31,702
                         Total ELECTRONIC EQUIPMENT & INSTRUMENTS                  386,993
                         ENERGY EQUIPMENT & SERVICES--1.0%
   1,375                 BJ Services Co.                                           66,069
   3,320                 Baker Hughes, Inc.                                        143,756
   4,290                 Halliburton Co.                                           176,448
   1,400           1     Nabors Industries Ltd.                                    70,560
   1,275           1     Noble Corp.                                               68,021
   1,060                 Rowan Companies, Inc.                                     29,850
   5,115                 Schlumberger Ltd.                                         348,025
   2,949           1     Transocean Sedco Forex, Inc.                              129,756
                         Total ENERGY EQUIPMENT & SERVICES                         1,032,485
                         FOOD & STAPLES RETAILING--3.3%
   3,117                 Albertsons, Inc.                                          71,317
   3,840                 CVS Corp.                                                 177,984
   4,530                 Costco Wholesale Corp.                                    214,133
   7,265           1     Kroger Co.                                                124,231
   1,580                 SUPERVALU, Inc.                                           49,944
   4,455           1     Safeway Inc.                                              83,977
   8,855                 Sysco Corp.                                               309,659
   36,350                Wal-Mart Stores, Inc.                                     1,904,740
   8,775                 Walgreen Co.                                              373,903
                         Total FOOD & STAPLES RETAILING                            3,309,888
                         FOOD PRODUCTS--1.4%
   6,451                 Archer-Daniels-Midland Co.                                156,114
   4,115                 Campbell Soup Co.                                         120,652
   5,100                 ConAgra, Inc.                                             150,450
   3,325                 General Mills, Inc.                                       176,192
   3,450                 Heinz (H.J.) Co.                                          130,444
   2,470                 Hershey Foods Corp.                                       144,470
   4,000                 Kellogg Co.                                               178,560
   1,600                 McCormick & Co., Inc.                                     59,472
   7,220                 Sara Lee Corp.                                            169,526
   2,210                 Wrigley (Wm.), Jr. Co.                                    155,562
                         Total FOOD PRODUCTS                                       1,441,442
                         GAS UTILITIES--0.2%
   1,700                 KeySpan Corp.                                             67,099
   540                   NICOR, Inc.                                               19,937
   2,692                 NiSource, Inc.                                            61,647
   400                   Peoples Energy Corp.                                      17,132
                         Total GAS UTILITIES                                       165,815
                         HEALTHCARE EQUIPMENT & SUPPLIES--2.3%
   990                   Bard (C.R.), Inc.                                         67,122
   640                   Bausch & Lomb, Inc.                                       46,650
   5,940                 Baxter International, Inc.                                200,534
   2,255                 Becton, Dickinson & Co.                                   127,746
   2,200                 Biomet, Inc.                                              93,456
   7,420           1     Boston Scientific Corp.                                   245,305
   1,100           1     Fisher Scientific International, Inc.                     69,465
   3,050                 Guidant Corp.                                             221,094
   1,379           1     Hospira, Inc.                                             39,839
   10,725                Medtronic, Inc.                                           562,955
   530             1     Millipore Corp.                                           23,071
   1,030                 PerkinElmer, Inc.                                         23,680
   3,360           1     St. Jude Medical, Inc.                                    131,981
   3,900                 Stryker Corp.                                             191,646
   1,580           1     Thermo Electron Corp.                                     47,305
   1,050           1     Waters Corp.                                              51,534
   2,327           1     Zimmer Holdings, Inc.                                     183,484
                         Total HEALTHCARE EQUIPMENT & SUPPLIES                     2,326,867
                         HEALTHCARE PROVIDERS & SERVICES--2.4%
   1,360                 Aetna, Inc.                                               172,788
   1,200                 AmerisourceBergen Corp.                                   69,936
   1,225                 CIGNA Corp.                                               98,306
   3,880                 Cardinal Health, Inc.                                     218,522
   4,500           1     Caremark Rx, Inc.                                         175,950
   700             1     Express Scripts, Inc., Class A                            51,933
   4,075                 HCA - The Healthcare Corp.                                181,419
   2,825                 Health Management Association, Class A                    62,376
   1,790           1     Humana, Inc.                                              61,343
   2,350                 IMS Health, Inc.                                          54,943
   1,400           1     Laboratory Corporation of America Holdings                66,990
   790                   Manor Care, Inc.                                          27,294
   2,931                 McKesson HBOC, Inc.                                       101,090
   2,268           1     Medco Health Solutions, Inc.                              96,549
   1,050                 Quest Diagnostic, Inc.                                    100,065
   5,137           1     Tenet Healthcare Corp.                                    51,010
   6,100                 UnitedHealth Group, Inc.                                  542,290
   2,675           1     Wellpoint, Inc.                                           325,012
                         Total HEALTHCARE PROVIDERS & SERVICES                     2,457,816
                         HOTELS, RESTAURANTS & LEISURE--1.6%
   6,000                 Carnival Corp.                                            345,600
   1,450                 Darden Restaurants, Inc.                                  42,862
   1,000                 Harrah's Entertainment, Inc.                              63,240
   3,520                 Hilton Hotels Corp.                                       78,320
   3,000                 International Game Technology                             93,900
   2,030                 Marriott International, Inc., Class A                     128,255
   10,910                McDonald's Corp.                                          353,375
   3,850           1     Starbucks Corp.                                           207,900
   1,700                 Starwood Hotels & Resorts Worldwide, Inc.                 98,413
   1,235                 Wendy's International, Inc.                               48,437
   2,964                 Yum! Brands, Inc.                                         137,381
                         Total HOTELS, RESTAURANTS & LEISURE                       1,597,683
                         HOUSEHOLD DURABLES--0.6%
   750                   Black & Decker Corp.                                      61,800
   1,360                 Centex Corp.                                              83,382
   1,250                 Fortune Brands, Inc.                                      104,975
   520                   KB HOME                                                   56,498
   2,100                 Leggett and Platt, Inc.                                   59,850
   720                   Maytag Corp.                                              11,311
   2,450                 Newell Rubbermaid, Inc.                                   52,724
   1,240                 Pulte Corp.                                               81,939
   680                   Snap-On Tools Corp.                                       22,515
   1,000                 Stanley Works                                             47,560
   800                   Whirlpool Corp.                                           54,608
                         Total HOUSEHOLD DURABLES                                  637,162
                         HOUSEHOLD PRODUCTS--1.8%
   1,475                 Clorox Co.                                                87,644
   4,780                 Colgate-Palmolive Co.                                     251,141
   4,530                 Kimberly-Clark Corp.                                      296,760
   22,850                Procter & Gamble Co.                                      1,216,305
                         Total HOUSEHOLD PRODUCTS                                  1,851,850
                         IT SERVICES--1.1%
   1,200           1     Affiliated Computer Services, Inc., Class A               65,028
   5,640                 Automatic Data Processing, Inc.                           245,227
   1,600           1     Computer Sciences Corp.                                   82,432
   1,700           1     Convergys Corp.                                           24,293
   5,025                 Electronic Data Systems Corp.                             107,636
   7,714                 First Data Corp., Class                                   314,268
   2,150           1     Fiserv, Inc.                                              82,238
   3,325                 Paychex, Inc.                                             101,379
   1,656                 Sabre Group Holdings, Inc.                                34,942
   2,400           1     SunGard Data Systems, Inc.                                64,536
   3,270           1     Unisys Corp.                                              25,670
                         Total IT SERVICES                                         1,147,649
                         INDUSTRIAL CONGLOMERATES--4.8%
   7,220                 3M Co.                                                    609,079
   96,300                General Electric Co.                                      3,479,319
   1,160                 Textron Inc.                                              83,497
   17,741                Tyco International Ltd.                                   641,160
                         Total INDUSTRIAL CONGLOMERATES                            4,813,055
                         INSURANCE--4.1%
   2,630                 AON Corp.                                                 59,806
   2,800                 Ace Ltd.                                                  121,520
   4,850                 Aflac, Inc.                                               191,624
   5,885                 Allstate Corp.                                            296,839
   950                   Ambac Financial Group, Inc.                               73,036
   21,471                American International Group, Inc.                        1,423,313
   1,875                 Chubb Corp.                                               139,650
   1,464                 Cincinnati Financial Corp.                                64,592
   2,870                 Hartford Financial Services Group, Inc.                   193,122
   1,200                 Jefferson-Pilot Corp.                                     59,880
   1,480                 Lincoln National Corp.                                    68,287
   1,250                 MBIA Insurance Corp.                                      74,675
   4,639                 Marsh & McLennan Cos., Inc.                               150,768
   6,425                 MetLife, Inc.                                             255,394
   1,885                 Progressive Corp., OH                                     157,680
   4,300                 Prudential Financial, Inc.                                231,813
   1,125                 SAFECO Corp.                                              52,088
   6,275                 The St. Paul Travelers Cos., Inc.                         235,564
   1,200                 Torchmark Corp.                                           65,520
   3,395                 UNUMProvident Corp.                                       58,292
   1,325                 XL Capital Ltd.                                           99,084
                         Total INSURANCE                                           4,072,547
                         INTERNET & CATALOG RETAIL--0.5%
   6,600           1     eBay, Inc.                                                537,900
                         INTERNET SOFTWARE & SERVICES--0.5%
   1,000           1     Verisign, Inc.                                            25,840
   12,300          1     Yahoo, Inc.                                               433,083
                         Total INTERNET SOFTWARE & SERVICES                        458,923
                         LEISURE EQUIPMENT & PRODUCTS--0.2%
   900                   Brunswick Corp.                                           41,508
   2,660                 Eastman Kodak Co.                                         88,019
   2,000                 Hasbro, Inc.                                              39,200
   3,640                 Mattel, Inc.                                              70,798
                         Total LEISURE EQUIPMENT & PRODUCTS                        239,525
                         MACHINERY--1.4%
   3,000                 Caterpillar, Inc.                                         267,300
   410                   Cummins, Inc.                                             31,845
   3,030                 Danaher Corp.                                             166,286
   2,355                 Deere & Co.                                               163,508
   1,710                 Dover Corp.                                               65,493
   1,290                 Eaton Corp.                                               87,707
   845                   ITT Industries, Inc.                                      72,070
   2,625                 Illinois Tool Works, Inc.                                 228,323
   1,500                 Ingersoll-Rand Co., Class A                               111,570
   845             1     Navistar International Corp.                              32,887
   1,495                 PACCAR, Inc.                                              105,637
   1,480                 Pall Corp.                                                39,856
   990                   Parker-Hannifin Corp.                                     64,508
                         Total MACHINERY                                           1,436,990
                         MEDIA--3.9%
   5,385                 Clear Channel Communications, Inc.                        174,636
   19,716          1     Comcast Corp., Class A                                    634,658
   1,025                 Dow Jones & Co.                                           39,073
   2,300                 Gannett Co., Inc.                                         184,092
   3,500           1     Interpublic Group Cos., Inc.                              45,675
   900                   Knight-Ridder, Inc.                                       58,599
   1,875                 McGraw-Hill Cos., Inc.                                    169,688
   560                   Meredith Corp.                                            26,897
   1,270                 New York Times Co., Class A                               49,378
   20,000                News Corp., Inc.                                          340,000
   1,675                 Omnicom Group, Inc.                                       142,191
   40,250          1     Time Warner, Inc.                                         724,500
   2,877                 Tribune Co.                                               115,022
   3,200           1     Univision Communications, Inc., Class A                   87,392
   15,103                Viacom, Inc., Class B                                     563,946
   18,055                Walt Disney Co.                                           516,915
                         Total MEDIA                                               3,872,662
                         METALS & MINING--0.7%
   8,263                 Alcoa, Inc.                                               243,841
   765                   Allegheny Technologies, Inc.                              18,360
   1,830                 Freeport-McMoRan Copper & Gold, Inc., Class B             67,362
   4,265                 Newmont Mining Corp.                                      177,381
   1,550                 Nucor Corp.                                               87,048
   908                   Phelps Dodge Corp.                                        87,440
   915                   United States Steel Corp.                                 47,397
                         Total METALS & MINING                                     728,829
                         MULTI-UTILITIES & UNREGULATED POWER--0.8%
   6,400           1     AES Corp.                                                 89,920
   1,000           1     CMS Energy Corp.                                          10,530
   4,500           1     Calpine Corp.                                             14,985
   1,455                 Constellation Energy Group                                72,750
   3,000                 Dominion Resources, Inc.                                  208,140
   8,675                 Duke Energy Corp.                                         232,403
   4,400           1     Dynegy, Inc.                                              19,580
   4,169           1      Mirant Corp.                                             1,167
   2,010                 Public Service Enterprises Group, Inc.                    106,028
   2,376                 Sempra Energy                                             88,435
                         Total MULTI-UTILITIES & UNREGULATED POWER                 843,938
                         MULTILINE RETAIL--1.2%
   1,290           1     Big Lots, Inc.                                            14,525
   1,080                 Dillards, Inc., Class A                                   28,339
   3,050                 Dollar General Corp.                                      61,641
   1,550                 Family Dollar Stores, Inc.                                51,848
   1,800                 Federated Department Stores, Inc.                         102,240
   3,250           1     Kohl's Corp.                                              152,783
   2,435                 May Department Stores Co.                                 82,547
   1,575                 Nordstrom, Inc.                                           75,994
   2,800                 Penney (J.C.) Co., Inc.                                   119,616
   1,850                 Sears, Roebuck & Co.                                      92,963
   7,820                 Target Corp.                                              397,021
                         Total MULTILINE RETAIL                                    1,179,517
                         OFFICE ELECTRONICS--0.1%
   8,200           1     Xerox Corp.                                               130,216
                         OIL & GAS--5.8%
   970                   Amerada-Hess Corp.                                        84,051
   2,500                 Anadarko Petroleum Corp.                                  165,525
   3,196                 Apache Corp.                                              173,926
   610                   Ashland, Inc.                                             37,442
   3,834                 Burlington Resources, Inc.                                167,584
   18,700                ChevronTexaco Corp.                                       1,017,280
   6,368                 ConocoPhillips                                            590,887
   4,500                 Devon Energy Corp.                                        183,015
   1,050                 EOG Resources, Inc.                                       77,963
   6,483                 El Paso Corp.                                             70,470
   45,270                Exxon Mobil Corp.                                         2,335,932
   1,200                 Kerr-McGee Corp.                                          74,100
   1,000                 Kinder Morgan, Inc.                                       75,040
   3,080                 Marathon Oil Corp.                                        119,288
   3,775                 Occidental Petroleum Corp.                                220,385
   735                   Sunoco, Inc.                                              64,305
   2,205                 Unocal Corp.                                              104,892
   2,400                 Valero Energy Corp.                                       124,872
   5,025                 Williams Cos., Inc.                                       84,470
   2,400                 XTO Energy, Inc.                                          86,184
                         Total OIL & GAS                                           5,857,611
                         PAPER & FOREST PRODUCTS--0.5%
   2,201                 Georgia-Pacific Corp.                                     70,652
   4,590                 International Paper Co.                                   179,699
   870                   Louisiana-Pacific Corp.                                   22,272
   1,865                 MeadWestvaco Corp.                                        53,880
   2,150                 Weyerhaeuser Co.                                          134,160
                         Total PAPER & FOREST PRODUCTS                             460,663
                         PERSONAL PRODUCTS--0.7%
   930                   Alberto-Culver Co., Class B                               50,453
   4,500                 Avon Products, Inc.                                       189,990
   8,090                 Gillette Co.                                              410,325
                         Total PERSONAL PRODUCTS                                   650,768
                         PHARMACEUTICALS--6.6%
   14,090                Abbott Laboratories                                       634,332
   1,280                 Allergan, Inc.                                            97,216
   17,475                Bristol-Myers Squibb Co.                                  409,614
   3,600           1     Forest Laboratories, Inc., Class A                        149,508
   26,643                Johnson & Johnson                                         1,723,802
   2,733           1     King Pharmaceuticals, Inc.                                28,724
   9,400                 Lilly (Eli) & Co.                                         509,856
   19,945                Merck & Co., Inc.                                         559,457
   2,400                 Mylan Laboratories, Inc.                                  39,912
   68,455                Pfizer, Inc.                                              1,653,873
   13,975                Schering Plough Corp.                                     259,376
   1,200           1     Watson Pharmaceuticals, Inc.                              35,796
   12,190                Wyeth                                                     483,090
                         Total PHARMACEUTICALS                                     6,584,556
                         REAL ESTATE--0.6%
   1,000                 Apartment Investment & Management Co., Class A            35,900
   1,800                 Archstone-Smith Trust                                     61,740
   4,000                 Equity Office Properties Trust                            111,920
   2,550                 Equity Residential Properties Trust                       80,427
   1,550                 Plum Creek Timber Co., Inc.                               55,366
   2,000                 Prologis Trust                                            76,280
   2,200                 Simon Property Group, Inc.                                130,460
                         Total REAL ESTATE                                         552,093
                         ROAD & RAIL--0.5%
   3,700                 Burlington Northern Santa Fe                              178,266
   1,870                 CSX Corp.                                                 74,744
   3,875                 Norfolk Southern Corp.                                    135,315
   2,495                 Union Pacific Corp.                                       148,702
                         Total ROAD & RAIL                                         537,027
                         SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.0%
   3,400           1     Advanced Micro Devices, Inc.                              53,720
   3,200           1     Altera Corp.                                              61,440
   3,700                 Analog Devices, Inc.                                      132,793
   15,550          1     Applied Materials, Inc.                                   247,245
   3,000           1     Applied Micro Circuits Corp.                              9,930
   2,600           1     Broadcom Corp.                                            82,758
   3,865           1     Freescale Semiconductor, Inc., Class B                    67,522
   57,950                Intel Corp.                                               1,300,978
   1,700           1     KLA-Tencor Corp.                                          78,625
   4,360           1     LSI Logic Corp.                                           26,640
   2,750                 Linear Technology Corp.                                   103,785
   3,200                 Maxim Integrated Products, Inc.                           124,832
   6,100           1     Micron Technology, Inc.                                   63,501
   1,825           1     NVIDIA Corp.                                              41,829
   3,470           1     National Semiconductor Corp.                              58,747
   1,800           1     Novellus Systems, Inc.                                    47,070
   2,000           1     PMC-Sierra, Inc.                                          20,560
   2,100           1     Teradyne, Inc.                                            29,463
   15,430                Texas Instruments, Inc.                                   358,130
   3,300                 Xilinx, Inc.                                              96,327
                         Total SEMICONDUCTOR EQUIPMENT & PRODUCTS                  3,005,895
                         SOFTWARE--4.1%
   2,350                 Adobe Systems, Inc.                                       133,715
   2,210                 Autodesk, Inc.                                            64,908
   2,650           1     BMC Software, Inc.                                        44,600
   2,000           1     Citrix Systems, Inc.                                      42,900
   5,600                 Computer Associates International, Inc.                   152,264
   3,500           1     Compuware Corp.                                           24,150
   3,000           1     Electronic Arts, Inc.                                     193,020
   1,725           1     Intuit, Inc.                                              67,275
   900             1     Mercury Interactive Corp.                                 39,393
   91,100                Microsoft Corp.                                           2,394,108
   3,325           1     Novell, Inc.                                              19,185
   47,688          1     Oracle Corp.                                              656,664
   2,670           1     Parametric Technology Corp.                               15,219
   5,700           1     Siebel Systems, Inc.                                      49,647
   6,200           1     Symantec Corp.                                            144,770
   3,715           1     Veritas Software Corp.                                    95,550
                         Total SOFTWARE                                            4,137,368
                         SPECIALTY RETAIL--2.3%
   2,450           1     AutoNation, Inc.                                          46,648
   740             1     AutoZone, Inc.                                            66,045
   2,600           1     Bed Bath & Beyond, Inc.                                   104,754
   3,150                 Best Buy Co., Inc.                                        169,439
   2,350                 Circuit City Stores, Inc.                                 33,652
   7,995                 Gap (The), Inc.                                           175,970
   18,992                Home Depot, Inc.                                          783,610
   1,418                 Limited, Inc.                                             33,607
   6,250                 Lowe's Cos., Inc.                                         356,188
   3,300           1     Office Depot, Inc.                                        57,057
   1,075                 Officemax, Inc.                                           31,723
   1,800                 Radioshack Corp.                                          59,616
   1,410                 Sherwin-Williams Co.                                      60,912
   4,300                 Staples, Inc.                                             140,782
   4,340                 TJX Cos., Inc.                                            108,674
   1,600                 Tiffany & Co.                                             50,288
   2,090           1     Toys 'R' Us, Inc.                                         44,831
                         Total SPECIALTY RETAIL                                    2,323,796
                         TEXTILES, APPAREL & LUXURY GOODS--0.5%
   1,800           1     Coach, Inc.                                               100,980
   1,450                 Jones Apparel Group, Inc.                                 48,764
   1,340                 Liz Claiborne, Inc.                                       56,200
   2,515                 Nike, Inc., Class B                                       217,874
   670                   Reebok International Ltd.                                 29,835
   1,075                 V.F. Corp.                                                57,136
                         Total TEXTILES, APPAREL & LUXURY GOODS                    510,789
                         THRIFTS & MORTGAGE FINANCE--1.7%
   5,358                 Countrywide Financial Corp.                               198,246
   6,025                 Federal Home Loan Mortgage Corp.                          393,372
   8,725                 Federal National Mortgage Association                     563,461
   3,000                 Golden West Financial Corp.                               193,860
   800                   MGIC Investment Corp.                                     51,120
   2,800                 Sovereign Bancorp, Inc.                                   63,672
   7,034                 Washington Mutual Bank FA                                 283,822
                         Total THRIFTS & MORTGAGE FINANCE                          1,747,553
                         TOBACCO--1.3%
   17,500                Altria Group, Inc.                                        1,117,025
   1,400                 Reynolds American, Inc.                                   112,588
   1,565                 UST, Inc.                                                 79,283
                         Total TOBACCO                                             1,308,896
                         TRADING COMPANIES & DISTRIBUTORS--0.0%
   805                   Grainger (W.W.), Inc.                                     49,274
                         WIRELESS TELECOMMUNICATION SERVICES--0.3%
   10,590          1     NEXTEL Communications, Inc., Class A                      303,827
                         Total Common Stocks (identified cost
                         $89,320,078)                                              99,402,829
                         Mutual Funds--1.0%
   975,196         2     MTB Prime Money Market Fund, Institutional
                         Shares                                                    975,196
   33                    SSGA Money Market Fund                                    33
                         Total MUTUAL FUNDS (AT NET ASSET VALUE)                   975,229
                         TOTAL INVESTMENTS-99.9%
                         (IDENTIFIED COST $90,295,307)3                            100,378,058
                         OTHER ASSETS AND LIABILITIES-NET-0.1%                     144,720
                         TOTAL NET ASSETS-100%                              $      100,522,778

1      Non-income producing security.
2      Affiliated company.
3      The cost of investments for federal tax purposes amounts to
       $90,295,307. The net unrealized appreciation of investments for federal tax purposes was $10,082,751.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,119,622 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,036,871.

 Note: The categories of investments are shown as a percentage of total net assets at
January 31, 2005.

        Investment Valuations -Listed equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded
(either on a national securities exchange or the over-the-counter market), if available.
If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of
60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.








MTB Income Fund
Portfolio of Investments
January 31, 2005 (unaudited)

   Principal
   Amount                   Description                                             Value
                            Asset-Backed Securities--1.8%
$  1,838,444                L.A. Arena Funding LLC, Class A, 7.656%,
                            12/15/2026                                        $     1,959,102
   1,000,000                William Street Funding Corp., Class A,
                            1.62%, 4/23/2006                                        1,001,510
                            Total asset-backed securities
                            (IDENTIFIED COST $2,838,444)                            2,960,612
                            Collateralized Mortgage
                            Obligations--13.3%
                            FEDERAL HOME LOAN MORTGAGE
                            CORPORATION--8.3%
   4,206,291                (Series 2631), Class LA, 4.00%, 6/15/2011               4,232,412
   1,850,796                (Series 2707), Class PW, 4.00%, 7/15/2014               1,862,956
   1,717,022                (Series 2672), Class GM, 4.00%, 3/15/2017               1,724,697
   552,055                  (Series 2672), Class NU, 5.00%, 8/15/2008               556,090
   408,097                  (Series 1614), Class J, 6.25%, 11/15/2022               411,790
   3,004,074                (Series 2292), Class QT, 6.50%, 5/15/2030               3,067,070
   1,630,364                (Series 1920), Class H, 7.00%, 1/15/2012                1,712,127
                            Total FEDERAL HOME LOAN MORTGAGE
                            CORPORATION                                             13,567,142
                            FEDERAL NATIONAL MORTGAGE
                            ASSOCIATION--0.0%
   40,835                   (Series 1998-23), Class C, 9.75%,
                            9/25/2018                                               44,253
                            WHOLE LOAN--5.0%
   2,518,990                Bank of America Mortgage Securities
                            2003-2, Class 2A1, 3.592%, 2/25/2034                    2,470,978
   952,729                  Harborview Marketing Loan Trust, Class
                            73, 2.168%, 6/19/2034                                   950,547
   1,910,718                Morgan Stanley Mortgage Loan Trust
                            (Series 2004-1), Class 1A8, 4.75%,
                            11/25/2018                                              1,923,137
   2,748,306                Washington Mutual Pass Through
                            Certificates 2003 AR12, Class A3,
                            3.356%, 12/22/2005                                      2,742,095
                            Total WHOLE LOAN                                        8,086,757
                            Total Collateralized Mortgage
                            Obligations (identified cost $21,899,110)               21,698,152
                            Corporate Bonds--50.8%
                            AIR FREIGHT & LOGISTICS--0.9%
   1,500,000                FedEx Corp., Note, 2.84%, 4/1/2005                      1,500,189
                            AUTO COMPONENTS--1.6%
   500,000          1       Dana Corp., 5.85%, 1/15/2015                            486,250
   1,125,000                Dana Corp., Sr. Note, 6.50%, 3/1/2009                   1,179,562
   1,000,000                Lear Corp., Company Guarantee, 7.96%,
                            5/15/2005                                               1,016,460
                            Total AUTO COMPONENTS                                   2,682,272
                            AUTOMOBILES--0.6%
   1,000,000                DaimlerChrysler North America Holding
                            Corp., (Series MTND), 2.94%, 9/10/2007                  1,004,140
                            BANKS--5.5%
   900,000                  BankBoston Capital Trust III, Company
                            Guarantee, 3.24%, 6/15/2027                             888,651
   2,500,000                Mellon Capital I, Company Guarantee,
                            (Series A), 7.72%, 12/1/2026                            2,770,650
   2,500,000                PNC Funding Corp., 5.75%, 8/1/2006                      2,581,575
   1,700,000                Suntrust Capital I, Company Guarantee,
                            (Series A), 2.96%, 5/15/2027                            1,657,874
   1,075,000                Wells Fargo Bank National Association,
                            4.750%, 2/9/2015                                        1,073,979
                                                                           ----------------------
                            Total BANKS                                             8,972,729
                            CAPITAL MARKETS--4.5%
   1,500,000        1       Bank of New York Institutional Capital
                            Trust, Company Guarantee, 7.78%,
                            12/1/2026                                               1,654,350
   1,000,000                Goldman Sachs Group, Inc., Note, 5.25%,
                            10/15/2013                                              1,027,290
   1,175,000                Goldman Sachs Group, Inc., Sub. Note,
                            6.345%, 2/15/2034                                       1,262,267
   507,000                  Lehman Brothers Holdings, Inc., Note,
                            7.00%, 2/1/2008                                         551,550
   300,000                  Lehman Brothers Holdings, Inc., Note,
                            8.25%, 6/15/2007                                        329,961
   1,455,000                Merrill Lynch & Co., Inc., Note, (Series
                            MTNB), 3.70%, 4/21/2008                                 1,448,627
   1,000,000                Morgan Stanley, Note, 4.00%, 1/15/2010                  987,980
                            Total CAPITAL MARKETS                                   7,262,025
                            CONSUMER FINANCE--4.7%
   1,000,000                Countrywide Home Loans, Inc., Company
                            Guarantee, (Series M), 2.54%, 11/16/2007                1,000,480
   1,000,000                Countrywide Home Loans, Inc., Company
                            Guarantee, (Series MTNM), 2.55%,
                            8/25/2006                                               1,000,570
   2,000,000                Ford Motor Credit Co., Note, 6.50%,
                            1/25/2007                                               2,066,920
   500,000                  Ford Motor Credit Co., Unsecd. Note,
                            5.70%, 1/15/2010                                        498,680
   2,000,000                General Motors Acceptance Corp., (Series
                            MTN), 4.375%, 12/10/2007                                1,939,960
   1,000,000                MBNA Capital I, Company Guarantee,
                            (Series A), 8.278%, 12/1/2026                           1,104,440
                                                                           ----------------------
                                                                           ----------------------
                            Total CONSUMER FINANCE                                  7,611,050
                            DIVERSIFIED FINANCIAL SERVICES--3.9%
   1,000,000                Citigroup, Inc., 5.85%, 12/11/2034                      1,067,280
   1,150,000                International Lease Finance Corp.,
                            Unsecd. Note, 5.875%, 5/1/2013                          1,228,419
   1,750,000                J.P. Morgan Chase & Co., Unsecd. Note,
                            3.50%, 9/30/2034                                        1,765,470
   1,180,000                National Rural Utilities Cooperative
                            Finance Corp., Note, (Series MTNC),
                            6.50%, 3/1/2007                                         1,245,443
   1,000,000                PHH Corp., 7.125%, 3/1/2013                             1,131,920
                            Total DIVERSIFIED FINANCIAL SERVICES                    6,438,532
                            DIVERSIFIED MANUFACTURING--0.8%
   1,250,000                Tyco International Group SA, Company
                            Guarantee, 6.00%, 11/15/2013                            1,366,500
                                                                           ----------------------
                                                                           ----------------------
                            ELECTRIC UTILITIES--1.6%
   1,250,000                CenterPoint Energy, Inc., Sr. Note,
                            (Series B), 6.85%, 6/1/2015                             1,390,812
   1,300,000                Xcel Energy, Inc., Sr. Note, 3.40%,
                            7/1/2008                                                1,274,286
                            Total ELECTRIC UTILITIES                                2,665,098
                            ENERGY EQUIPMENT & SERVICES--1.9%
   1,000,000                Anderson Exploration Ltd., 6.75%,
                            3/15/2011                                               1,117,380
   2,000,000                National-Oilwell, Inc., Note, 5.65%,
                            11/15/2012                                              2,063,260
                                                                           ----------------------
                                                                           ----------------------
                            Total ELECTRIC UTILITIES                                3,180,640
                            ENERGY REFINER--0.8%
   1,125,000                Premcor Refining Group, Sr. Sub. Note,
                            7.75%, 2/1/2012                                         1,229,063
                                                                           ----------------------
                                                                           ----------------------
                            FOOD PRODUCTS--2.0%
   1,000,000                Archer-Daniels-Midland Co., 5.935%,
                            10/1/2032                                               1,095,480
   1,000,000                ConAgra, Inc., Sr. Note, 9.875%,
                            11/15/2005                                              1,049,770
   1,100,000                Kraft Foods, Inc., Note, 4.125%,
                            11/12/2009                                              1,093,301
                            Total FOOD PRODUCTS                                     3,238,551
                            FOREIGN BANKS--0.2%
   250,000                  Deutsche Ausgleichsbank, Bond, 7.00%,
                            6/23/2005                                               254,322
                                                                           ----------------------
                                                                           ----------------------
                            GAS UTILITIES--0.8%
   1,275,000                K N Energy, Inc., Sr. Note, 6.65%,
                            3/1/2005                                                1,278,608
                            HOTELS, RESTAURANTS & LEISURE--0.7%
   1,000,000                Yum! Brands, Inc., Sr. Note, 7.70%,
                            7/1/2012                                                1,188,490
                            HOUSEHOLD DURABLES--1.3%
   2,000,000                Pulte Corp., Company Guarantee, 7.30%,
                            10/24/2005                                              2,051,360
                            HOUSEHOLD PRODUCTS--0.3%
   500,000                  Procter & Gamble Co., Bond, 5.50%,
                            2/1/2034                                                525,925
                            IT SERVICES--0.7%
   1,250,000                Iron Mountain, Inc., Company Guarantee,
                            6.625%, 1/1/2016                                        1,181,250
                            INDUSTRIAL CONGLOMERATES--0.5%
   750,000                  Tyco International Group, Sr. Note,
                            6.375%, 6/15/2005                                       759,015
                            INSURANCE--0.7%
   1,175,000        1       Asif Global Financing, (Series 144A),
                            4.90%, 1/17/2013                                        1,206,020
                            MEDIA--3.7%
   1,250,000                Clear Channel Communications, Inc.,
                            6.00%, 11/1/2006                                        1,292,175
   1,500,000                Comcast Cable Communications Holdings,
                            Company Guarantee, 8.375%, 3/15/2013                    1,855,485
   2,000,000        1       Cox Communications, Inc., 5.45%,
                            12/15/2014                                              2,016,640
   750,000                  Time Warner, Inc., Company Guarantee,
                            6.875%, 6/15/2018                                       857,160
                            Total MEDIA                                             6,021,460
                            OIL & GAS--6.5%
   1,000,000                Amerada-Hess Corp., 7.875%, 10/1/2029                   1,227,810
   2,000,000                Anadarko Petroleum Corp., Sr. Deb.,
                            7.20%, 3/15/2029                                        2,436,800
   1,200,000                Chesapeake Energy Corp., Sr. Note,
                            6.875%, 1/15/2016                                       1,251,000
   1,290,000                Conoco, Inc., 7.25%, 10/15/2031                         1,630,263
   1,250,000                Kaneb Pipeline Partners LP, Sr. Note,
                            5.875%, 6/1/2013                                        1,309,813
   1,500,000                Valero Energy Corp., 6.875%, 4/15/2012                  1,707,930
   1,000,000                XTO Energy, Inc., Note, 4.90%, 2/1/2014                 1,004,470
                            Total OIL & GAS                                         10,568,086
                            REAL ESTATE--1.8%
   650,000                  Boston Properties, Inc., Sr. Note,
                            5.00%, 6/1/2015                                         642,778
   1,300,000                iStar Financial, Inc., Sr. Note, (Series
                            B), 4.875%, 1/15/2009                                   1,319,188
   1,000,000                iStar Financial, Inc., Sr. Note, (Series
                            B), 5.70%, 3/1/2014                                     1,026,440
                            Total REAL ESTATE                                       2,988,406
                            SPECIALTY RETAIL--0.7%
   1,000,000                Gap (The), Inc., Note, 6.90%, 9/15/2007                 1,075,000
                            TELECOMMUNICATION SERVICES--1.9%
   725,000                  New York Telephone Co., Deb., 6.50%,
                            3/1/2005                                                726,994
   1,500,000                Verizon Global Funding, Note, 4.375%,
                            6/1/2013                                                1,468,755
   865,000          1       Verizon Wireless, Inc., 2.415%, 5/23/2005               864,917
                                                                           ----------------------
                                                                           ----------------------
                            Total TELECOMMUNICATION SESRVICES                       3,060,666
                            THRIFTS & MORTGAGE FINANCE--1.5%
   1,500,000                Washington Mutual Bank FA, 5.125%,
                            1/15/2015                                               1,507,200
   1,000,000                Washington Mutual Bank FA, Note, 4.00%,
                            1/15/2009                                               996,460
                            Total THriFTS & MORTGAGE FINANCE                        2,503,660
                            UTILITIES--0.7%
   1,000,000                Pacific Gas & Electric Co., 6.05%,
                            3/1/2034                                                1,084,930
                                                                           ----------------------
                                                                           ----------------------
                            Total Corporate Bonds (identified cost                  82,897,987
                            $81,121,510)
                            Government Agencies--3.4%
                            FEDERAL HOME LOAN MORTGAGE
                            CORPORATION--1.5%
   2,000,000                Note, (Series MTN), 2.85%, 6/3/2008                     1,945,120
   500,000                  Sub. Note, 5.875%, 3/21/2011                            538,565
                            Total FEDERAL HOME LOAN MORTGAGE
                            CORPORATION                                             2,483,685
                            STRUCTURED ADJUSTABLE RATE MORTGAGE
                            LOAN--1.9%
   3,000,000                Structured Adjustable Rate Mortgage Loan
                            (Series 2004-9XS), 6.00%, 2/25/2035                     3,080,640
                            Total Government Agencies (identified
                            cost $5,568,457)                                        5,564,325
                            Mortgage Backed Securities--36.3%
                            FEDERAL HOME LOAN MORTGAGE
                            CORPORATION--10.1%
   440,355                  4.50%, 10/1/2033                                        430,861
   6,000,000        2       Pool TBA, 5.00%, 2/1/2035                               5,992,500
   1,000,000        2       Pool TBA, 5.50%, 2/1/2019                               1,031,560
   2,855,911                Pool M80835, 3.50%, 7/1/2010                            2,777,373
   3,042,181                Pool M80843, 3.50%, 9/1/2010                            2,958,521
   3,000,000                Pool B16484, 5.00%, 10/1/2019                           3,048,750
   183,135                  Pool C79603, 6.00%, 2/1/2033                            189,431
   95,842                   Pool C00478, 8.50%, 9/1/2026                            104,079
   4,302                    Pool 170027, 14.75%, 3/1/2010                           4,745
                            Total FEDERAL HOME LOAN MORTGAGE
                            CORPORATION                                             16,537,820
                            FEDERAL NATIONAL MORTGAGE
                            ASSOCIATION--25.0%
   9,075,000        2       Pool TBA, 5.00%, 2/1/2019                               9,225,282
   6,000,000        2       Pool TBA, 5.00%, 2/1/2035                               5,986,860
   10,000,000       2       Pool TBA, 5.50%, 2/1/2035                               10,187,500
   2,484,642                Pool 357539, 5.50%, 5/1/2034                            2,532,794
   811,123                  Pool 638023, 6.50%, 4/1/2032                            850,154
   712,244                  Pool 642345, 6.50%, 5/1/2032                            746,517
   1,712,813                Pool 651292, 6.50%, 7/1/2032                            1,794,171
   1,845,412                Pool 653729, 6.50%, 8/1/2032                            1,933,069
   3,284,336                Pool 686398, 6.00%, 3/1/2033                            3,397,251
   1,682,508                Pool 688987, 6.00%, 5/1/2033                            1,739,293
   1,960,948                Pool 794259, 6.00%, 9/1/2034                            2,026,522
   250,632                  Pool 329794, 7.00%, 2/1/2026                            266,219
   99,781                   Pool 487065, 7.00%, 3/1/2029                            106,048
                            Total FEDERAL NATIONAL MORTGAGE
                            ASSOCIATION                                             40,791,680
                            GOVERNMENT NATIONAL MORTGAGE
                            ASSOCIATION--1.2%
   438,199                  Pool 354765, 7.00%, 2/15/2024                           467,366
   278,913                  Pool 354827, 7.00%, 5/15/2024                           297,215
   273,519                  Pool 385623, 7.00%, 5/15/2024                           291,468
   115,475                  Pool 2077, 7.00%, 9/20/2025                             122,621
   57,730                   Pool 373335, 7.50%, 5/15/2022                           62,240
   242,748                  Pool 354677, 7.50%, 10/15/2023                          261,561
   109,398                  Pool 354713, 7.50%, 12/15/2023                          117,877
   76,329                   Pool 360869, 7.50%, 5/15/2024                           82,197
   256,268                  Pool 361843, 7.50%, 10/15/2024                          275,970
                            Total GOVERNMENT NATIONAL MORTGAGE
                            ASSOCIATION                                             1,978,515
                            Total Mortgage Backed Securities
                            (identified cost $58,921,581)                           59,308,015
                            U.S. Treasury--13.5%
                            U.S. TREASURY BOND--0.2%
   295,000                  5.375%, 2/15/2031                                       330,123
                            U.S. TREASURY NOTES--13.3%
   4,001,160                1.625%, 01/15/2015                                      3,994,918
   600,000          3       2.625%, 5/15/2008                                       584,436
   40,000                   3.125%, 4/15/2009                                       39,288
   1,150,000        3       3.375%, 11/15/2008                                      1,143,353
   1,250,000        3       3.375%, 9/15/2009                                       1,234,763
   1,500,000                3.625%, 1/15/2010                                       1,495,080
   1,750,000                4.25%, 11/15/2014                                       1,766,135
   550,000          3       4.25%, 8/15/2014                                        555,330
   7,529,550                U.S. Treasury Inflation Protected Note
                            (Series A-2012), 3.375% 1/15/2012                       8,536,627
   2,124,540                U.S. Treasury Inflation Protected Note
                            (Series C-2012), 3.00% 7/15/2012                        2,361,894
                                                                           ----------------------
                                                                           ----------------------
                            Total U.S. TREASURY NOTES                               21,711,824
                            Total U.S. TREASURY (identified cost
                            $20,773,732)                                            22,041,947
                            Mutual Funds--2.2%
   115                      SSGA MONEY MARKET FUND                                  115
                        ----------------------------------------------------
                        ----------------------------------------------------
   3,628,500                SSGA Money Market Fund (held as                         3,628,500
                            collateral for securities lending)
                            Total Mutual funds (AT NET ASSET VALUE)                 3,628,615
                            Repurchase Agreement--0.7%
   1,238,029                Repurchase agreement with Credit Suisse
                            First Boston, 2.48%,dated 1/31/2005 to
                            be repurchased at $1,238,114 on
                            2/1/2005, collateralized by a U.S.
                            Government Agency Obligation with
                            maturity of 3/9/2005, collateral market
                            value $1,266,825 (AT AMORTIZED COST)                    1,238,029
                            Total Investments---122.0% (identified
                            cost $195,989,478)4                               $     199,337,682
                            OTHER ASSETS AND
                            LIABILITIES---NET--(22.0)%                         $     (35,997,985)
                            TOTAL NET ASSETS---100%                           $     163,339,697

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2005, these securities amounted to $6,228,177 which represents 3.8% of total net assets.
2 All or a portion of these securities may be subject to dollar roll transactions. Information regarding dollar roll transactions for the Fund for the quarter ended January 31, 2005, was as follows:



        Maximum amount outstanding during the period   $35,636,586
        Average amount outstanding during the period1  $28,142,256
        Average shares outstanding during the period   17,177,553
        Average debt per shares outstanding during the period      1.64






       1   The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the quarter ended January 31, 2005.

3 Certain principal amounts or shares are temporarily on loan to unaffiliated broker/dealers.
       As of January 31, 2005, securities subject to this type of arrangement and related collateral were as follows:

       Market Value of Securities Loaned         Market Value of Collateral
       $3,517,881                   $3,628,500

4 The cost of investments for federal tax purposes amounts to $195,989,478. The net unrealized appreciation of investments for federal tax purposes was $3,348,204. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,128,895 and net unrealized depreciation from investments for those securities having an excess of cost over value of $780,691.


Note:         The categories of investments are shown as a percentage of total net assets at January 31, 2005.
      Investment Valuations
        U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service.  Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service.  However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.
Investments in other open-end regulated investment companies are valued at net asset
value.   Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.



The following acronym is used throughout this portfolio:
MTN         --Medium Term Note







MTB Intermediate-Term Bond Fund
Portfolio of Investments
January 31, 2005 (unaudited)

   Principal
   Amount or
   Shares              Description                                           Value
                       Asset-Backed Securities--1.4%
$  1,000,000           Ford Credit Auto Owner Trust 2002-B, Class
                       A4, 4.750%, 8/15/2006                              $  1,007,850
   1,188               GMAC Mortgage Corp. Loan Trust 2002-HE2,
                       Class A4, 6.000%, 6/25/2027                           1,185
   280,383             Household Automotive Trust 2002-2, Class A3,
                       2.850%, 3/19/2007                                     280,667
   160,181             Residential Asset Securities Corp. 2002-KS6,
                       Class AI3, 3.580%, 12/25/2026                         160,006
   573,220             Residential Asset Securities Corp. 2002-KS8,
                       Class A3, 3.690%, 3/25/2027                           572,451
   479,070             Whole Auto Loan Trust 2002-1, Class A3,
                       2.600%, 8/15/2006                                     478,817
   1,000,000           William Street Funding Corp., Class A,
                       2.992%, 4/23/2006                                     1,001,510
                       Total asset-backed securities
                       (identified cost $3,494,175)                          3,502,486
                       Collateralized Mortgage Obligations--8.8%
                       FEDERAL HOME LOAN MORTGAGE CORPORATION--6.5%
   858,511             (Series 2672), Class GM, 4.000%, 3/15/2017            862,349
   1,760,048           (Series 2628C), Class QH, 4.000%, 12/15/2021          1,768,302
   339,343             (Series T045), Class A3, 4.105%, 10/27/2031           339,493
   2,813,784           (Series 2643), Class LA, 4.500%, 1/15/2011            2,842,935
   1,335,563           (Series 2672), Class NU, 5.000%, 8/15/2008            1,345,325
   7,000,000           (Series 2872C), Class GB, 5.000%, 5/15/2028           7,174,370
   408,097             (Series 1614), Class J, 6.250%, 11/15/2022            411,790
   1,630,364           (Series 1920), Class H, 7.000%, 1/15/2012             1,712,127
                       Total FEDERAL home loan mortgage corporation          16,456,691
                       FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.2%
   507,227             (Series 1993-135), Class PG, 6.250%,
                       7/25/2008                                             520,374
   2,388,693           (Series 1993-160), Class AJ, 6.500%,
                       4/25/2023                                             2,478,340
                       Total FEDERAL national mortgage association           2,998,714
                       GOVERNMENT NATIONAL MORTGAGE
                       ASSOCIATION--0.8%
   2,203,712           (Series 0421A), Class PJ, 3.500%, 6/20/2025           2,198,798
                       WHOLE LOAN--0.3%
   714,547             Harborview Marketing Loan Trust, Class 73,
                       2.168%, 6/19/2034                                     712,910
                       Total Collateralized Mortgage Obligations
                       (identified cost $22,315,659)                         22,367,113
                       Commercial Paper--0.6%
   1,500,000           General Motors Acceptance Corp. CP, 2.500%,
                       2/1/2005 (AT AMORTIZED COST)                          1,500,000
                       Corporate Bonds--48.0%
                       AIR FREIGHT & LOGISTICS--0.8%
   2,000,000           FedEx Corp., Note, 2.840%, 4/1/2005                   2,000,252
                       AUTO COMPONENTS--1.1%
   500,000       1     Dana Corp., 5.850%, 1/15/2015                         486,250
   1,275,000     2     Dana Corp., Sr. Note, 6.500%, 3/1/2009                1,336,837
   1,000,000           Lear Corp., Company Guarantee, 7.960%,
                       5/15/2005                                             1,016,460
                       Total auto components                                 2,839,547
                       AUTOMOBILES--0.7%
   1,875,000           DaimlerChrysler North America Holding Corp.,
                       7.750%, 6/15/2005                                     1,906,350
                       BANKS--1.6%
   1,000,000           BankBoston Capital Trust III, Company
                       Guarantee, 3.240%, 6/15/2027                          987,390
   1,330,000           PNC Funding Corp., Sub. Note, 6.125%,
                       2/15/2009                                             1,423,379
   1,650,000           Wells Fargo Bank National Association,
                       4.750%, 2/9/2015                                      1,648,432
                       Total banks                                           4,059,201
                       BANKS - FOREIGN--0.8%
   2,060,000           Merita Ltd., Sub. Note, 6.500%, 1/15/2006             2,121,244
                       BANKS - REGIONAL--2.2%
   1,320,000           Fleet National Bank, (Series BKNT), 5.750%,
                       1/15/2009                                             1,401,708
   1,055,000           National City Bank, Indiana, Note, 2.375%,
                       8/15/2006                                             1,036,189
   1,000,000           Suntrust Capital III, Company Guarantee,
                       3.140%, 3/15/2028                                     980,710
   1,000,000           U.S. Bank, NA, Sub. Note, 6.300%, 7/15/2008           1,076,220
   1,000,000     2     Wachovia Bank N.A., 7.875%, 2/15/2010                 1,161,960
                       Total bankS - regional                                5,656,787
                       CAPITAL MARKETS--3.1%
   1,500,000           Bear Stearns Cos., Inc., 6.500%, 5/1/2006             1,555,650
   835,000             Bear Stearns Cos., Inc., Sr. Note, 7.250%,
                       10/15/2006                                            888,540
   2,000,000           Goldman Sachs Group, Inc., Sub. Note,
                       6.345%, 2/15/2034                                     2,148,540
   670,000             Lehman Brothers Holdings, Inc., 6.250%,
                       5/15/2006                                             694,294
   500,000             Morgan Stanley, Bond, 5.800%, 4/1/2007                521,685
   2,000,000           Morgan Stanley, Sub. Note, 4.750%, 4/1/2014           1,970,980
                       Total capital markets                                 7,779,689
                       COMMERCIAL BANKS--2.1%
   1,000,000           National City Corp., Sub. Note, 6.875%,
                       5/15/2019                                             1,174,630
   1,000,000           SunTrust Banks, Inc., Sub. Note, 7.375%,
                       7/1/2006                                              1,059,840
   3,000,000           Wachovia Corp., Sub. Note, 7.500%, 7/15/2006          3,166,860
                       Total commercial banks                                5,401,330
                       CONSUMER FINANCE--7.0%
   1,000,000           American Express Co., 6.875%, 11/1/2005               1,027,600
   2,000,000           Capital One Bank, Note, 5.000%, 6/15/2009             2,052,320
   1,000,000           Countrywide Home Loans, Inc., Company
                       Guarantee, (Series M), 2.540%, 11/16/2007             1,000,480
   2,000,000           Countrywide Home Loans, Inc., Company
                       Guarantee, (Series MTNM), 2.550%, 8/25/2006           2,001,140
   1,000,000           Countrywide Home Loans, Inc., Note, (Series
                       K), 3.500%, 12/19/2005                                1,001,940
   2,000,000           Ford Motor Credit Co., Note, 6.500%,
                       1/25/2007                                             2,066,920
   500,000             Ford Motor Credit Co., Unsecd. Note, 5.700%,
                       1/15/2010                                             498,680
   1,000,000           Household Finance Corp., 8.250%, 2/15/2005            1,001,800
   1,000,000           Household Finance Corp., Note, 6.375%,
                       10/15/2011                                            1,104,180
   1,295,000           Household Finance Corp., Note, 6.500%,
                       1/24/2006                                             1,334,899
   1,610,000           MBNA America Bank, NA, Note, (Series BKNT),
                       4.625%, 8/3/2009                                      1,633,490
   3,000,000           SLM Corp., 1.000%, 1/25/2008                          3,000,000
                       Total consumer finance                                17,723,449
                       DIVERSIFIED FINANCIAL SERVICES--6.4%
   2,000,000           CIT Group, Inc., Note, 3.650%, 11/23/2007             1,981,660
   3,000,000           Citigroup, Inc., 5.850%, 12/11/2034                   3,201,840
   1,285,000           Commercial Credit Co., Unsecd. Note, 7.750%,
                       3/1/2005                                              1,290,371
   1,800,000           International Lease Finance Corp., Unsecd.
                       Note, 5.875%, 5/1/2013                                1,922,742
   1,400,000           J.P. Morgan Chase & Co., Note, 7.600%,
                       5/1/2007                                              1,515,024
   2,000,000           J.P. Morgan Chase & Co., Unsecd. Note,
                       3.500%, 9/30/2034                                     2,017,680
   1,000,000           National Rural Utilities Cooperative Finance
                       Corp., Collateral Trust, 6.000%, 5/15/2006            1,032,130
   1,000,000           National Rural Utilities Cooperative Finance
                       Corp., Collateral Trust, 7.300%, 9/15/2006            1,057,180
   1,000,000           National Rural Utilities Cooperative Finance
                       Corp., Note, (Series MTNC), 6.500%, 3/1/2007          1,055,460
   1,100,000           PHH Corp., 7.125%, 3/1/2013                           1,245,112
                       Total diversified financial Services                  16,319,199
                       DIVERSIFIED MANUFACTURING--0.5%
   1,250,000           Tyco International Group SA, Company
                       Guarantee, 6.000%, 11/15/2013                         1,366,500
                       ELECTRIC UTILITIES--2.5%
   1,000,000           Alabama Power Co., Sr. Note, 5.490%,
                       11/1/2005                                             1,017,160
   1,250,000           CenterPoint Energy, Inc., Sr. Note, (Series
                       B), 6.850%, 6/1/2015                                  1,390,813
   1,250,000           Columbus Southern Power, Note, 6.510%,
                       2/1/2008                                              1,343,400
   1,000,000           Niagara Mohawk Power Corp., 1st Mtg. Bond,
                       7.750%, 5/15/2006                                     1,053,900
   1,000,000           PP&L Capital Funding, Inc., Sr. Note,
                       (Series MTN), 7.750%, 4/15/2005                       1,009,040
   400,000             Xcel Energy, Inc., Sr. Note, 3.400%, 7/1/2008         392,088
                       Total electric utilities                              6,206,401
                       ENERGY EQUIPMENT & SERVICES--0.9%
   1,000,000           Anderson Exploration Ltd., 6.750%, 3/15/2011          1,117,380
   1,000,000           National-Oilwell, Inc., Note, 5.650%,
                       11/15/2012                                            1,031,630
                       Total energy equipment & services                     2,149,010
                       ENERGY REFINER--0.6%
   1,275,000           Premcor Refining Group, Sr. Sub. Note,
                       7.75%, 2/1/2012                                       1,392,938
                       FOOD & STAPLES RETAILING--0.3%
   750,000             Wal-Mart Stores, Inc., Note, 4.550%, 5/1/2013         763,380
                       FOOD PRODUCTS--1.5%
   1,000,000           Archer-Daniels-Midland Co., Sr. Deb.,
                       6.750%, 12/15/2027                                    1,192,770
   1,140,000           ConAgra, Inc., Sr. Note, 9.875%, 11/15/2005           1,196,738
   1,500,000           Kraft Foods, Inc., Note, 4.125%, 11/12/2009           1,490,865
                       Total food products                                   3,880,373
                       GAS UTILITIES--1.5%
   1,000,000           Consolidated Natural Gas Co., Deb., 7.375%,
                       4/1/2005                                              1,007,380
   730,000             Consolidated Natural Gas Co., Sr. Note,
                       (Series B), 5.375%, 11/1/2006                         750,747
   2,000,000           K N Energy, Inc., Sr. Note, 6.650%, 3/1/2005          2,005,660
                       Total gas utilities                                   3,763,787
                       HOTELS, RESTAURANTS & LEISURE--1.2%
   1,500,000           Tricon Global Restaurants, Inc., Sr. Note,
                       8.500%, 4/15/2006                                     1,586,730
   1,300,000           Yum! Brands, Inc., Sr. Note, 7.700%, 7/1/2012         1,545,037
                       Total hotelS, restaurants & leisure                   3,131,767
                       HOUSEHOLD DURABLES--0.2%
   500,000             Pulte Corp., Company Guarantee, 7.300%,
                       10/24/2005                                            512,840
                       IT SERVICES--0.5%
   1,250,000           Iron Mountain, Inc., Company Guarantee,
                       6.625%, 1/1/2016                                      1,181,250
                       MACHINERY--0.4%
   1,000,000           Ingersoll-Rand Co., Note, 6.250%, 5/15/2006           1,034,600
                       MEDIA--2.4%
   1,600,000           Comcast Cable Communications Holdings,
                       Company Guarantee, 8.375%, 3/15/2013                  1,979,184
   2,000,000     1     Cox Communications, Inc., 5.450%, 12/15/2014          2,016,640
   1,000,000           Cox Communications, Inc., Note, 6.875%,
                       6/15/2005                                             1,013,490
   1,000,000           Time Warner, Inc., Company Guarantee,
                       6.875%, 6/15/2018                                     1,142,880
                       Total media                                           6,152,194
                       MULTI-UTILITIES & UNREGULATED POWER--0.8%
   2,000,000           Constellation Energy Group, (Series MTN),
                       7.875%, 4/1/2005                                      2,015,780
                       OIL & GAS--4.8%
   1,250,000           Amerada-Hess Corp., 7.875%, 10/1/2029                 1,534,763
   1,500,000           Anadarko Finance Co., Company Guarantee,
                       7.500%, 5/1/2031                                      1,904,895
   620,000             Anadarko Petroleum Corp., Note, 6.500%,
                       5/15/2005                                             626,299
   962,000             BP PLC, Deb., 10.875%, 7/15/2005                      996,180
   1,200,000           Chesapeake Energy Corp., Sr. Note, 6.875%,
                       1/15/2016                                             1,251,000
   990,000             ChevronTexaco Corp., Note, 3.500%, 9/17/2007          988,109
   1,250,000           Kaneb Pipeline Partners LP, Sr. Note,
                       5.875%, 6/1/2013                                      1,309,813
   580,000             Oryx Energy Co., Sr. Note, 8.125%, 10/15/2005         601,164
   1,500,000           Valero Energy Corp., 6.875%, 4/15/2012                1,707,930
   1,350,000           XTO Energy, Inc., Note, 4.900%, 2/1/2014              1,356,035
                       Total oil & gas                                       12,276,188
                       REAL ESTATE--0.9%
   1,300,000           iStar Financial, Inc., Sr. Note, (Series B),
                       4.875%, 1/15/2009                                     1,319,188
   1,000,000     2     iStar Financial, Inc., Sr. Note, (Series B),
                       5.700%, 3/1/2014                                      1,026,440
                       Total real Estate                                     2,345,628
                       SPECIALTY RETAIL--0.6%
   1,500,000           Gap (The), Inc., Note, 6.900%, 9/15/2007              1,612,500
                       TELECOMMUNICATIONS--0.6%
   1,500,000           New York Telephone Co., Deb., 6.500%,
                       3/1/2005                                              1,504,125
                       THRIFTS & MORTGAGE FINANCE--1.6%
   1,500,000           Washington Mutual Bank FA, 5.125%, 1/15/2015          1,507,200
   1,000,000           Washington Mutual Bank FA, 7.500%, 8/15/2006          1,058,710
   1,500,000           Washington Mutual Finance Corp., Sr. Note,
                       8.250%, 6/15/2005                                     1,529,100
                       Total thrifts & mortgage finance                      4,095,010
                       UTILITIES--0.4%
   1,000,000           Pacific Gas & Electric Co., 6.050%, 3/1/2034          1,084,930
                       Total Corporate Bonds
                       (identified cost $120,571,139)                        122,276,249
                       Government Agencies--9.6%
                       FEDERAL HOME LOAN MORTGAGE CORPORATION--2.1%
   2,551,674           4.000%, 9/15/2019                                     2,563,871
   1,500,000           Note, 3.250%, 3/14/2008                               1,473,300
   1,500,000           Note, (Series MTN), 2.850%, 6/3/2008                  1,458,840
                       Total federal home loan mortgage corporation          5,496,011
                       FEDERAL NATIONAL MORTGAGE ASSOCIAITON--5.1%
   2,000,000           5.350%, 3/18/2009                                     2,008,940
   5,000,000     2     Note, 4.625%, 10/15/2014                              5,052,200
   2,000,000           Note, 4.900%, 6/13/2007                               2,016,480
   1,190,000           Note, 6.000%, 5/15/2008                               1,272,538
   1,500,000           Sub. Note, 5.500%, 5/2/2006                           1,537,305
   1,000,000           Unsecd. Note, 3.250%, 12/21/2006                      996,930
                       Total federal national mortgage association           12,884,393
                       STRUCTURED ADJUSTABLE RATE MORTGAGE LOAN--1.6%
   4,000,000           (Series 2004-9XS), 6.000%, 2/25/2035                  4,107,520
                       TENNESSEE VALLEY AUTHORITY--0.8%
   2,050,000           Note, 2.150%, 2/17/2006                               2,029,070
                       Total Government Agencies
                       (identified cost $24,725,974)                         24,516,994
                       Mortgage Backed Securities--26.4%
                       FEDERAL HOME LOAN MORTGAGE CORPORATION--3.0%
   1,590,748           4.000%, 9/15/2010                                     1,588,792
   1,514,650           Pool G11311, 5.000%, 10/1/2017                        1,542,580
   1,563,289           Pool E92817, 5.000%, 12/1/2017                        1,590,162
   8,422               Pool E76204, 5.500%, 4/1/2014                         8,728
   323,871             Pool E83022, 6.000%, 4/1/2016                         339,455
   408,714             Pool A18401, 6.000%, 2/1/2034                         422,508
   412,818             Pool G10399, 6.500%, 7/1/2009                         433,847
   579,228             Pool C90504, 6.500%, 12/1/2021                        611,086
   1,137,857           Pool C90293, 7.500%, 9/1/2019                         1,224,619
                       Total federal home loan mortgage corporation          7,761,777
                       FEDERAL NATIONAL MORTGAGE ASSOCIATION--22.3%
   4,300,000     3     TBA, 5.000%, 2/1/2019                                 4,371,208
   14,000,000    3     TBA, 5.000%, 2/1/2035                                 13,969,340
   21,000,000    3     TBA, 5.500%, 2/1/2035                                 21,393,750
   600,851             Pool 254227, 5.000%, 2/1/2009                         612,117
   650,193             Pool 254400, 5.500%, 7/1/2009                         662,384
   1,127,261           Pool 619054, 5.500%, 2/1/2017                         1,166,366
   315,113             Pool 303831, 6.000%, 4/1/2011                         330,869
   3,855,838           Pool 794259, 6.000%, 9/1/2034                         3,984,778
   87,504              Pool 196701, 6.500%, 5/1/2008                         92,044
   245,452             Pool 50905, 6.500%, 10/1/2008                         258,186
   114,248             Pool 424286, 6.500%, 6/1/2013                         121,032
   34,328              Pool 561915, 6.500%, 11/1/2030                        36,012
   8,000,000           Pool 725418, 6.500%, 5/1/2034                         8,384,960
   311,055             Pool 313224, 7.000%, 12/1/2011                        330,689
   813,381             Pool 254240, 7.000%, 3/1/2032                         861,420
   197,976             Pool 526062, 7.500%, 12/1/2029                        212,021
                       Total FEDERAL national mortgage association           56,787,176
                       GOVERNMENT NATIONAL MORTGAGE
                       ASSOCIATION--1.1%
   874,158             Pool 780825, 6.500%, 7/15/2028                        925,243
   812,715             Pool 2701, 6.500%, 1/20/2029                          856,911
   478,736             Pool 2616, 7.000%, 7/20/2028                          507,460
   65,983              Pool 426727, 7.000%, 2/15/2029                        70,107
   410,807             Pool 781231, 7.000%, 12/15/2030                       437,509
                       Total government national mortgage
                       association                                           2,797,230
                       Total Mortgage Backed Securities (identified
                       cost $66,370,103)                                     67,346,183
                       U.S. Treasury--21.1%
                       U.S. TREASURY BONDS--3.8%
   5,290,000     2     5.375%, 2/15/2031                                     5,919,827
   2,000,000     2     5.500%, 8/15/2028                                     2,237,820
   1,000,000     2     10.625%, 8/15/2015                                    1,545,470
                       Total U.S. TREASURY BONDS                             9,703,117
                       U.S. TREASURY NOTES--17.3%
   9,502,755           1.625%, 1/15/2015                                     9,487,931
   1,400,000     2     2.000%, 5/15/2006                                     1,381,842
   8,269,440           2.000%, 1/15/2014                                     8,561,434
   1,600,000     2     2.750%, 8/15/2007                                     1,577,008
   2,000,000     2     3.000%, 2/15/2009                                     1,957,820
   2,500,000     2     3.125%, 5/15/2007                                     2,490,625
   1,100,000     2     3.125%, 4/15/2009                                     1,080,409
   1,250,000     2     3.375%, 9/15/2009                                     1,234,763
   3,000,000     2     3.625%, 7/15/2009                                     2,998,590
   1,700,000           3.625%, 1/15/2010                                     1,694,424
   1,110,000     2     4.250%, 8/15/2014                                     1,120,756
   2,125,000     2     4.250%, 11/15/2014                                    2,144,593
   80,000        2     4.750%, 11/15/2008                                    83,462
   1,130,000           4.750%, 5/15/2014                                     1,184,556
   320,000       2     6.125%, 8/15/2007                                     341,501
   1,965,000     2     6.500%, 2/15/2010                                     2,217,070
   175,000       2     6.625%, 5/15/2007                                     187,716
   2,194,800     2     U.S. Treasury Inflation Protected Note,
                       (Series A-2011), 3.500% 1/15/2011                     2,478,412
   1,072,423           U.S. Treasury Inflation Protected Note,
                       (Series A-2012), 3.375% 1/15/2012                     1,215,859
   616,117             U.S. Treasury Inflation Protected
                       Note,(Series C-2012), 3.000% 7/15/2012                684,949
                       Total U.S. TREASURY NOTES                             44,123,720
                       Total U.S. TREASURY
                       (IDENTIFIED COST $52,610,829)                         53,826,837
                       Mutual Funds--11.2%
   49                  SSGA Money Market Fund                                49
   28,677,764          SSGA Money Market Fund (held as collateral
                       for securities lending)                               28,677,764
                       Total MUTUAL FUNDS (AT NET ASSET VALUE)               28,677,813
                       Repurchase Agreement--1.1%
$  2,732,727           Repurchase agreement with Credit Suisse
                       First Boston Corp., 2.480%, dated 1/31/2005
                       to be repurchased at $2,732,915 on 2/1/2005,
                       collateralized by a U.S. Government Agency
                       Obligation with maturity of 3/9/2005,
                       collateral market value $2,788,013 (AT
                       AMORTIZED COST)                                       2,732,727
                       Total Investments--128.2%
                       (identified cost $322,998,419)4                       326,746,402
                       other assets and liabilities -net -(28.2)%            (71,956,862)
                       total net assets--100%                              $  254,789,540

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
       At January 31, 2005, these securities amounted to $2,502,890 which represents 1.0% of total net assets.
2 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers. As of January 31, 2005, securities subject to this type of arrangement and related collateral were as follows:



       Market Value of Securities Loaned         Market Value of Collateral
       $27,728,442                  $28,677,764

3 All or a portion of these securities may be subject to dollar roll transactions. Information regarding dollar roll transactions for the Fund for the quarter ended January 31, 2005, was as follows:


        Maximum amount outstanding during the period   $46,247,514
        Average amount outstanding during the period1  $36,900,308
        Average shares outstanding during the period   25,284,169
        Average debt per shares outstanding during the period      1.50
       1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the quarter ended January 31, 2005.
4      The cost of investments for federal tax purposes amounts to
       $325,065,069.  The net unrealized appreciation of investments for federal tax purposes was $1,681,333.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,274,308 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,592,975.

Note: The categories of investments are shown as a percentage of total net assets at
January 31, 2005.

Investment Valuation - U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service.  Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service.  However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.  Investments in other open-end regulated investment companies are valued at net
asset value.   Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronyms are used throughout this portfolio:
CP          --Commercial Paper
MTN         --Medium Term Note






















MTB International Equity Fund
Portfolio of Investments
January 31, 2005 (unaudited)

                                                                               Value in
                                                                               U.S.
   Shares               Description                                            Dollars
                        Common Stocks--98.4%
                        AUSTRALIA--3.3%
   56,877               Australia & New Zealand Banking Group, Melbourne   $   907,659
   46,704               National Australia Bank Ltd., Melbourne                1,072,545
   119,670              QBE Insurance Group Ltd.                               1,414,443
   152,736              Qantas Airways                                         421,426
   38,386               Woolworth's Ltd.                                       434,068
                        Total australia                                        4,250,141
                        AUSTRIA--1.0%
   69,866               Telekom Austria AG                                     1,311,261
                        BELGIUM--2.1%
   48,871               Fortis                                                 1,318,507
   10,179               KBC Bank NV                                            786,058
   5,179                Solvay S.A.                                            555,191
                        Total belgium                                          2,659,756
                        FINLAND--2.4%
   109,675              Nokia Oyj                                              1,679,602
   64,200               UPM-Kymmene Oyj                                        1,358,882
                        Total finland                                          3,038,484
                        FRANCE--8.8%
   19,867               BNP Paribas SA                                         1,433,213
   16,909               Cap Gemini SA                                          547,653
   75,608               France Telecommunications                              2,371,945
   7,115                LVMH Moet-Hennessy                                     494,269
   27,713               Sanofi-Aventis                                         2,067,854
   16,164               Total SA, Class B                                      3,465,577
   6,884                Unibail (Union du Credit-Bail Immobilier)              819,167
                        Total france                                           11,199,678
                        GERMANY, FEDERAL REPUBLIC OF--0.7%
   7,555         1      Deutsche Postbank AG                                   339,223
   12,015               Volkswagen AG                                          576,435
                        Total germany, federal republic of                     915,658
                        HONG KONG--1.4%
   73,000               Cheung Kong                                            669,184
   69,000               Sun Hung Kai Properties                                641,363
   31,000               Television Broadcasting                                147,452
   150,500              Yue Yuen Industrial Holdings                           392,661
                        Total hong kong                                        1,850,660
                        IRELAND--3.2%
   158,174              Bank of Ireland                                        2,513,765
   59,541               CRH PLC                                                1,572,936
                        TOTAL IRELAND                                          4,086,701
                        ITALY--2.4%
   57,387               ENI Spa                                                1,394,185
   305,846              Unicredito Italiano Spa                                1,682,194
                        Total ITALY                                            3,076,379
                        JAPAN--18.5%
   103,000              Bank of Yokohama Ltd.                                  649,093
   29,600               Canon, Inc.                                            1,542,559
   118                  East Japan Railway Co.                                 636,576
   21,200               Fuji Photo Film Co.                                    761,089
   6,200                Funai Electric Co. Ltd.                                712,025
   39,200               Honda Motor Co. Ltd.                                   2,054,198
   40,000               Kao Corp.                                              930,322
   8,600                Meitec Corp.                                           317,873
   71,000               Mitsubishi Corp.                                       833,198
   12,600               Murata Manufacturing Co. Ltd.                          657,846
   5,900                NEC Electronics Corp.                                  298,359
   1,206                NTT DoCoMo, Inc.                                       2,094,962
   84,000               Ngk Spark Plug Co.                                     847,944
   136                  Nippon Unipac Holding                                  586,682
   112,900              Nissan Motor Co. Ltd.                                  1,193,066
   21,800               Nitto Denko Corp.                                      1,159,216
   14,600               Rohm Co.                                               1,328,682
   253           1      SKY Perfect Communications, Inc.                       225,849
   61,000               Sekisui House Ltd.                                     706,427
   14,000               Shin-Etsu Chemical Co.                                 553,947
   115,000              Sompo Japan Insurance, Inc.                            1,127,581
   180                  Sumitomo Mitsui Financial Group, Inc.                  1,261,147
   98,000               Sumitomo Trust & Banking Co. Ltd.                      664,872
   2,600                Takeda Pharmaceutical Co. Ltd.                         123,451
   10,340               Takefuji Corp.                                         724,459
   101,000              Tokyo Gas Co.                                          417,178
   17,800               Toyota Automatic Loom Works                            430,313
   54,000               Yokogawa Electric                                      713,434
                        Total JAPAN                                            23,552,348
                        NETHERLANDS--9.4%
   110,962              ABN AMRO Holdings NV                                   3,002,358
   32,684        1      ASM Lithography Holding NV                             533,761
   20,416               Heineken NV                                            698,757
   207,433              Koninklijke KPN NV                                     1,992,536
   29,656               Philips Electronics NV                                 775,362
   113,700              Reed Elsevier NV                                       1,533,775
   66,432               TPG NV                                                 1,821,730
   55,547               VNU-Verenigde Nederlandse Uitgeversbedrijven           1,622,420
                        Total NETHERLANDS                                      11,980,699
                        PORTUGAL--0.9%
   76,722               Energias de Portugal SA                                225,990
   69,603               Portugal Telecom SGPS SA                               861,812
                        Total PORTUGAL                                         1,087,802
                        SWEDEN--2.9%
   37,500               Electrolux AB, Class B                                 799,305
   1,800                Hennes & Mauritz AB, Class B                           59,352
   27,900               Sandvik AB                                             1,137,480
   29,790               Svenska Handelsbanken AB, Class A                      705,283
   87,220               Swedish Match AB                                       1,048,070
                        Total SWEDEN                                           3,749,490
                        SWITZERLAND--9.2%
   7,222         1      Actelion Ltd.                                          685,177
   19,497               Adecco SA                                              1,010,148
   28,231               Clariant AG                                            463,017
   67,458        1      Credit Suisse Group                                    2,714,887
   20,314               Holcim Ltd.                                            1,268,611
   5,117                Nestle SA                                              1,342,785
   2,338                Nobel Biocare Holding AG                               410,003
   28,280               Roche Holding AG                                       3,011,269
   12,415               Swiss Re                                               848,934
                        Total SWITZERLAND                                      11,754,831
                        UNITED KINGDOM--32.2%
   46,649               AstraZeneca PLC                                        1,748,249
   375,157              BP PLC                                                 3,695,070
   350,499              BT Group PLC                                           1,372,960
   57,486               Balfour Beatty PLC                                     355,094
   298,570              Barclays PLC                                           3,272,480
   157,119              Cadbury Schweppes PLC                                  1,406,978
   150,584              Diageo PLC                                             2,051,754
   117,310              Electrocomponents PLC                                  667,191
   99,094               Gallaher Group PLC                                     1,458,426
   39,472               Great Universal Stores PLC                             716,596
   68,002               HBOS PLC                                               1,084,068
   67,988               HSBC Holdings PLC                                      1,124,817
   189,403              ITV PLC                                                416,439
   122,702              Kesa Electricals PLC.                                  738,296
   270,827              Kingfisher PLC                                         1,555,606
   71,363               National Grid Transco PLC                              693,811
   236,273              Prudential PLC                                         2,046,817
   260,980              Rentokil Initial PLC                                   747,066
   102,023              Reuters Group PLC                                      765,177
   112,122              Royal Bank of Scotland PLC, Edinburgh                  3,718,417
   64,178               Scottish & Southern Energy PLC                         1,075,078
   410,640              Shell Transport & Trading Co.                          3,584,420
   315,035              Tesco PLC                                              1,828,815
   1,614,799            Vodafone Group PLC                                     4,166,266
   35,271               Wolseley PLC                                           729,669
                        Total UNITED KINGDOM                                   41,019,560
                        Total Common Stocks (identified cost
                        $99,265,185)                                           125,533,448
                        Mutual Fund--0.5%
   581,402       2      MTB Prime Money Market Fund, Institutional
                        Shares (AT NET ASSET VALUE)                            581,402
                        Total Investments--98.9% (identified cost
                        $99,846,587)3                                          126,114,850
                        OTHER ASSETS AND LIABILITIES---NET---1.1%              1,442,186
                        TOTAL NET ASSETS---100%                            $   127,557,036

1      Non-income producing security.
2      Affiliated company.
3      The cost of investments for federal tax purposes amounts to
       $99,846,587.  The net unrealized appreciation of investments for federal tax purposes was $26,268,263.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,511,729 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,243,466.

Note:         The categories of investments are shown as a percentage of total net assets at January 31, 2005.

Investment Valuation - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded
(either on a national securities exchange or the over-the-counter market), if available.
If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock
Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE.
Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined.  Investments in other open-end regulated investment
companies are valued at net asset value.   Securities for which no quotations are readily
available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.
















MTB Large Cap Growth Fund
Portfolio of Investments
January 31, 2005 (unaudited)

   Shares                Description                                            Value
                         Common Stocks--96.7%
                         AEROSPACE & DEFENSE--1.6%
   5,000                 Northrop Grumman Corp.                             $   259,400
   5,250                 United Technologies Corp.                              528,570
                         Total                                                  787,970
                         AIR FREIGHT & LOGISTICS--2.0%
   13,500                United Parcel Service, Inc.                            1,008,180
                         AIRLINES--1.0%
   35,000                Southwest Airlines Co.                                 506,800
                         AUTO COMPONENTS--1.2%
   10,500                Lear Corp.                                             567,000
                         BEVERAGES--3.7%
   10,500                Coca-Cola Co.                                          435,645
   26,200                PepsiCo, Inc.                                          1,406,940
                         Total                                                  1,842,585
                         BIOTECHNOLOGY--4.7%
   20,950         1      Amgen, Inc.                                            1,303,928
   5,250          1      Biogen Idec, Inc.                                      341,040
   19,900         1      Gilead Sciences, Inc.                                  658,690
                         Total                                                  2,303,658
                         CAPITAL MARKETS--1.6%
   14,000                Morgan Stanley                                         783,440
                         CHEMICALS--0.9%
   9,000                 Dow Chemical Co.                                       447,300
                         COMMUNICATIONS EQUIPMENT--6.2%
   81,000         1      Cisco Systems, Inc.                                    1,461,240
   62,000         1      Corning, Inc.                                          678,280
   30,000                Motorola, Inc.                                         472,200
   12,000                Qualcomm, Inc.                                         446,880
                         Total                                                  3,058,600
                         COMPUTERS & PERIPHERALS--5.7%
   24,100         1      Dell, Inc.                                             1,006,416
   45,000         1      EMC Corp. Mass                                         589,500
   13,100                IBM Corp.                                              1,223,802
                         Total                                                  2,819,718
                         CONSUMER FINANCE--1.3%
   8,000                 Capital One Financial Corp.                            626,240
                         ELECTRONIC EQUIPMENT & INSTRUMENTS--2.0%
   41,900         1      Jabil Circuit, Inc.                                    987,583
                         ENERGY EQUIPMENT & SERVICES--3.9%
   16,750         1      Nabors Industries Ltd.                                 844,200
   5,000                 Schlumberger Ltd.                                      340,200
   13,650         1      Weatherford International Ltd.                         740,786
                         Total                                                  1,925,186
                         FOOD & STAPLES RETAILING--4.7%
   17,000                Sysco Corp.                                            594,490
   33,000                Wal-Mart Stores, Inc.                                  1,729,200
                         Total                                                  2,323,690
                         FOOD PRODUCTS--1.1%
   10,500                General Mills, Inc.                                    556,395
                         HEALTHCARE EQUIPMENT & SUPPLIES--3.8%
   23,050         1      Boston Scientific Corp.                                762,033
   13,600         1      Edwards Lifesciences Corp.                             553,520
   10,500                Medtronic, Inc.                                        551,145
                         Total                                                  1,866,698
                         HEALTHCARE PROVIDERS & SERVICES--1.5%
   10,000         1      Express Scripts, Inc., Class A                         741,900
                         HOUSEHOLD PRODUCTS--3.5%
   10,500                Colgate-Palmolive Co.                                  551,670
   22,500                Procter & Gamble Co.                                   1,197,675
                         Total                                                  1,749,345
                         INDUSTRIAL CONGLOMERATES--8.8%
   13,000                3M Co.                                                 1,096,680
   90,000                General Electric Co.                                   3,251,700
                         Total                                                  4,348,380
                         INTERNET & CATALOG RETAIL--0.8%
   5,000          1      eBay, Inc.                                             407,500
                         MACHINERY--1.0%
   5,250                 Caterpillar, Inc.                                      467,775
                         MEDIA--2.9%
   26,200         1      Comcast Corp., Class A                                 843,378
   15,700                Viacom, Inc., Class B                                  586,238
                         Total                                                  1,429,616
                         METALS & MINING--1.3%
   2,100                 Fording Canadian Coal Trust                            167,160
   17,000                Alcoa, Inc.                                            501,670
                         Total                                                  668,830
                         MULTILINE RETAIL--1.4%
   13,650                Target Corp.                                           693,010
                         OIL & GAS--3.1%
   30,000                Exxon Mobil Corp.                                      1,548,000
                         PERSONAL PRODUCTS--1.5%
   14,500                Gillette Co.                                           735,440
                         PHARMACEUTICALS--9.1%
   15,700                Abbott Laboratories                                    706,814
   5,250          1      Forest Laboratories, Inc., Class A                     218,032
   22,798                Johnson & Johnson                                      1,475,031
   10,500                Lilly (Eli) & Co.                                      569,520
   30,000                Pfizer, Inc.                                           724,800
   20,000                Wyeth                                                  792,600
                         Total                                                  4,486,797
                         SEMICONDUCTOR EQUIPMENT & PRODUCTS--4.2%
   68,100                Intel Corp.                                            1,528,845
   62,900         1      Taiwan Semiconductor Manufacturing Co., ADR            550,375
                         Total                                                  2,079,220
                         SOFTWARE--7.5%
   5,000          1      Electronic Arts, Inc.                                  321,700
   83,500                Microsoft Corp.                                        2,194,380
   20,000         1      Synopsys, Inc.                                         340,000
   32,500         1      Veritas Software Corp.                                 835,900
                         Total                                                  3,691,980
                         SPECIALTY RETAIL--2.7%
   22,000                Home Depot, Inc.                                       907,720
   7,350                 Lowe's Cos., Inc.                                      418,876
                         Total                                                  1,326,596
                         THRIFTS & MORTGAGE FINANCE--1.0%
   7,500                 Federal National Mortgage Association                  484,350
                         TOBACCO--1.0%
   8,000                 Altria Group, Inc.                                     510,640
                         Total Common Stocks (identified cost
                         $47,330,709)                                           47,780,422
                         Mutual Funds--1.5%
   95,219         2      MTB Prime Money Market Fund, Institutional
                         Shares                                                 95,219
   632,855               SSGA Money Market Fund                                 632,855
                         Total mutual
                         funds
                         (at net asset value)                                   728,074
                         Total Investments -
                         98.2%
                         (identified cost $48,058,783)3                         48,508,496
                         other assets liabilities - net - 1.8%                  899,994
                         total net assets - 100%                            $   49,408,490

1      Non-income producing security.
2      Affiliated company.
3      The cost of investments for federal tax purposes amounts to
       $48,058,783.  The net unrealized appreciation of investments for federal tax purposes was $449,713.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,754,028 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,304,315.

Note:             The categories of investments are shown as a percentage of total net assets at January 31, 2005.


         Investment Valuations-  Listed equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded
(either on a national securities exchange or the over-the-counter market), if available.
If unavailable, the security is generally valued at the mean between the last closing bid and asked prices.  Short-term securities are valued at the prices provided by an independent pricing service.  However, short-term securities with remaining maturities of
60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.  Investments in other open-end regulated investment
companies are valued at net asset value.   Securities for which no quotations are readily
available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the New York Stock Exchange are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.




The following acronym is used throughout this portfolio:
ADR         --American Depositary Receipt





















MTB Large Cap Stock Fund
Portfolio of Investments
January 31, 2005 (unaudited)

   Shares            Description                                           Value
                     Common Stocks--99.2%
                     AEROSPACE & DEFENSE--1.3%
   96,325            Lockheed Martin Corp.                              $  5,568,548
                     AIR FREIGHT & LOGISTICS--1.3%
   70,000            United Parcel Service, Inc.                           5,227,600
                     AUTO COMPONENTS--0.6%
   46,865            Lear Corp.                                            2,530,710
                     BEVERAGES--2.1%
   110,000           Coca-Cola Co.                                         4,563,900
   78,000            PepsiCo, Inc.                                         4,188,600
                     Total beverages                                       8,752,500
                     BIOTECHNOLOGY--1.8%
   117,111     1     Amgen, Inc.                                           7,288,989
                     BUILDING PRODUCTS--1.3%
   141,900           Masco Corp.                                           5,221,920
                     CAPITAL MARKETS--2.5%
   118,435           Bank of New York Co., Inc.                            3,518,704
   120,652           Morgan Stanley                                        6,751,686
                     Total capital markets                                 10,270,390
                     COMMERCIAL BANKS--3.0%
   162,000           Bank of America Corp.                                 7,511,940
   90,100            Wachovia Corp.                                        4,941,985
                     Total commercial banks                                12,453,925
                     COMMERCIAL SERVICES & SUPPLIES--1.0%
   181,264           Cendant Corp.                                         4,268,767
                     COMMUNICATIONS EQUIPMENT--2.0%
   462,281     1     Cisco Systems, Inc.                                   8,339,549
                     COMPUTERS & PERIPHERALS--3.2%
   193,275     1     Dell, Inc.                                            8,071,164
   55,131            IBM Corp.                                             5,150,338
                     Total computers & peripherals                         13,221,502
                     CONSUMER FINANCE--1.7%
   91,807            Capital One Financial Corp.                           7,186,652
                     DIVERSIFIED FINANCIAL SERVICES--5.5%
   167,700           CIT Group, Inc.                                       6,770,049
   326,196           Citigroup, Inc.                                       15,999,914
                     Total diversified financial services                  22,769,963
                     DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
   53,206            Verizon Communications                                1,893,602
                     ENERGY EQUIPMENT & SERVICES--1.4%
   112,200     1     Nabors Industries Ltd.                                5,654,880
                     FOOD & STAPLES RETAILING--2.6%
   147,000           Sysco Corp.                                           5,140,590
   105,482           Wal-Mart Stores, Inc.                                 5,527,257
                     Total food & staples retailing                        10,667,847
                     FOOD PRODUCTS--1.0%
   82,100            General Mills, Inc.                                   4,350,479
                     HEALTHCARE EQUIPMENT & SUPPLIES--2.7%
   117,000     1     Edwards Lifesciences Corp.                            4,761,900
   117,981           Medtronic, Inc.                                       6,192,823
                     Total healthcare equipment & supplies                 10,954,723
                     HEALTHCARE PROVIDERS & SERVICES--5.4%
   184,999     1     Caremark Rx, Inc.                                     7,233,461
   95,000      1     Cerner Corp.                                          4,726,250
   80,695      1     Express Scripts, Inc., Class A                        5,986,762
   68,200      1     PacifiCare Health Systems, Inc.                       4,196,346
                     Total healthcare providers & services                 22,142,819
                     HOTELS, RESTAURANTS & LEISURE--0.7%
   52,100            Carnival Corp.                                        3,000,960
                     HOUSEHOLD DURABLES--2.1%
   109,500     1     Toll Brothers, Inc.                                   8,548,665
                     HOUSEHOLD PRODUCTS--2.2%
   81,000            Colgate-Palmolive Co.                                 4,255,740
   89,600            Procter & Gamble Co.                                  4,769,408
                     Total household Products                              9,025,148
                     IT SERVICES--1.0%
   155,775     1     Accenture Ltd.                                        4,057,939
                     INDUSTRIAL CONGLOMERATES--5.3%
   78,600            3M Co.                                                6,630,696
   416,408           General Electric Co.                                  15,044,821
                     Total industrial conglomerates                        21,675,517
                     INSURANCE--5.5%
   41,200            Allstate Corp.                                        2,078,128
   158,415           American International Group, Inc.                    10,501,330
   119,500           Lincoln National Corp.                                5,513,730
   117,482           The St. Paul Travelers Cos., Inc.                     4,410,274
                     Total insurance                                       22,503,462
                     INTERNET & CATALOG RETAIL--0.7%
   37,200      1     eBay, Inc.                                            3,031,800
                     MEDIA--4.4%
   109,240           Clear Channel Communications, Inc.                    3,542,653
   272,200     1     Comcast Corp., Class A                                8,762,118
   154,730           Viacom, Inc., Class B                                 5,777,618
                     Total media                                           18,082,389
                     METALS & MINING--1.6%
   119,250           Alcoa, Inc.                                           3,519,068
   37,100            Fording Canadian Coal Trust                           2,953,160
                     Total metals & mining                                 6,472,228
                     OIL & GAS--5.4%
   196,300           ChevronTexaco Corp.                                   10,678,720
   222,652           Exxon Mobil Corp.                                     11,488,843
                     Total oil & gas                                       22,167,563
                     PERSONAL PRODUCTS--2.4%
   147,800           Estee Lauder Cos., Inc., Class A                      6,671,692
   59,856            Gillette Co.                                          3,035,896
                     Total personal products                               9,707,588
                     PHARMACEUTICALS--7.1%
   145,975           Johnson & Johnson                                     9,444,583
   79,764            Merck & Co., Inc.                                     2,237,380
   500,326           Pfizer, Inc.                                          12,087,876
   136,605           Wyeth                                                 5,413,656
                     Total pharmaceuticals                                 29,183,495
                     REAL ESTATE--1.7%
   102,800           St. Joe Co.                                           7,072,640
                     ROAD & RAIL--1.4%
   268,700           Werner Enterprises, Inc.                              5,728,684
                     SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.7%
   346,900           Intel Corp.                                           7,787,905
   194,423     1     International Rectifier Corp.                         7,611,661
                     Total semiconductor equipment & products              15,399,566
                     SOFTWARE--6.8%
   51,200      1     Electronic Arts, Inc.                                 3,294,208
   464,473           Microsoft Corp.                                       12,206,350
   836,259     1     Novell, Inc.                                          4,825,214
   182,100     1     Symantec Corp.                                        4,252,035
   206,000     1     Synopsys, Inc.                                        3,502,000
                     Total software                                        28,079,807
                     SPECIALTY RETAIL--5.0%
   272,500     1     CarMax, Inc.                                          7,883,425
   156,394           Home Depot, Inc.                                      6,452,816
   191,407           Staples, Inc.                                         6,266,665
                     Total specialty retail                                20,602,906
                     THRIFTS & MORTGAGE FINANCE--1.3%
   86,144            Federal National Mortgage Association                 5,563,180
                     Total Common
                     Stocks
                      (identified cost $343,498,427)                       408,668,902
                     Mutual Funds--1.8%
   7,483,681   2      MTB Prime Money Market Fund, Institutional
                     Shares                                                7,483,681
   2                 SSGA Money Market Fund                                2
                     Total MUTUAL
                     FUNDS
                     (AT NET ASSET VALUE)                                  7,483,683
                     Total Investments -
                     101.0%
                      (identified cost $350,982,110)3                      416,152,585
                     OTHER ASSETS AND LIABILITIES - NET - (1.0%)           (4,194,111)
                     TOTAL NET ASSETS - 100%                            $  411,958,474

1      Non-income producing security.
2      Affiliated company.
3      The cost of investments for federal tax purposes amounts to
       $350,982,110.  The net unrealized appreciation of investments for federal tax purposes was $65,170,475.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $75,128,223 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,957,748.

Note:             The categories of investments are shown as a percentage of total net assets at January 31, 2005.

      Investment Valuations -  Listed equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded
(either on a national securities exchange or the over-the-counter market), if available.
If unavailable, the security is generally valued at the mean between the last closing bid and asked prices.  Short-term securities are valued at the prices provided by an independent pricing service.  However, short-term securities with remaining maturities of
60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.  Investments in other open-end regulated investment
companies are valued at net asset value.   Securities for which no quotations are readily
available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.









MTB Large Cap Value Fund
Portfolio of Investments
January 31, 2005 (unaudited)

   Shares            Description                                              Value
                     Common Stocks--87.5%
                     AEROSPACE & DEFENSE--5.4%
   28,105            Lockheed Martin Corp.                              $     1,624,750
   45,000            Northrop Grumman Corp.                                   2,334,600
   22,000            Raytheon Co.                                             822,800
                     Total AEROSPACE & DEFENSE                                4,782,150
                     AUTO COMPONENTS--0.8%
   96,400            Delphi Auto Systems Corp.                                731,676
                     COMMERCIAL BANKS--4.9%
   32,800            Wachovia Corp.                                           1,799,080
   41,500            Wells Fargo & Co.                                        2,543,950
                     Total COMMERCIAL BANKS                                   4,343,030
                     COMMERCIAL SERVICES & SUPPLIES--1.9%
   38,200            Pitney Bowes, Inc.                                       1,709,068
                     COMMUNICATIONS EQUIPMENT--2.5%
   139,600           Motorola, Inc.                                           2,197,304
                     DIVERSIFIED FINANCIAL SERVICES--6.4%
   46,900            Citigroup, Inc.                                          2,300,445
   45,400            J.P. Morgan Chase & Co.                                  1,694,782
   24,700            Loews Corp.                                              1,679,600
                     Total DIVERSIFIED FINANCIAL SERVICES                     5,674,827
                     DIVERSIFIED TELECOMMUNICATION SERVICES--3.7%
   74,700            Sprint Corp.                                             1,780,101
   41,300            Verizon Communications                                   1,469,867
                     Total DIVERSIFIED TELECOMMUNICATION SERVICES             3,249,968
                     ELECTRONIC EQUIPMENT & INSTRUMENTS--3.6%
   144,600     1     Agilent Technologies, Inc.                               3,197,106
                     FOOD & STAPLES RETAILING--1.9%
   74,300            Albertsons, Inc.                                         1,699,984
                     HEALTHCARE PROVIDERS & SERVICES--2.6%
   18,100            Aetna, Inc.                                              2,299,605
                     HOUSEHOLD PRODUCTS--3.0%
   40,400            Kimberly-Clark Corp.                                     2,646,604
                     INSURANCE--9.5%
   98,400            AON Corp.                                                2,237,616
   50,000            Genworth Financial, Inc., Class A                        1,326,500
   33,000            Hartford Financial Services Group, Inc.                  2,220,570
   55,700            Radian Group, Inc.                                       2,670,258
                     Total INSURANCE                                          8,454,944
                     MACHINERY--1.9%
   22,700            Ingersoll-Rand Co., Class A                              1,688,426
                     MEDIA--4.6%
   122,700     1     Liberty Media Corp., Class A                             1,280,988
   76,000            Viacom, Inc., Class B                                    2,837,840
                     Total MEDIA                                              4,118,828
                     METALS & MINING--5.3%
   109,300           Barrick Gold Corp.                                       2,389,298
   19,400            POSCO, ADR                                               873,000
   11,300            Rio Tinto PLC, ADR                                       1,419,280
                     Total METALS & mINING                                    4,681,578
                     MULTI-UTILITIES & UNREGULATED POWER--2.1%
   26,200            Dominion Resources, Inc.                                 1,817,756
                     OIL & GAS--5.6%
   15,000            ConocoPhillips                                           1,391,850
   43,900            Kerr-McGee Corp.                                         2,710,825
   14,500            Noble Energy, Inc.                                       857,965
                     Total OIL & GAS                                          4,960,640
                     PAPER & FOREST PRODUCTS--1.9%
   42,500            International Paper Co.                                  1,663,875
                     ROAD & RAIL--1.8%
   27,300            Union Pacific Corp.                                      1,627,080
                     SOFTWARE--4.6%
   151,500           Computer Associates International, Inc.                  4,119,285
                     THRIFTS & MORTGAGE FINANCE--9.7%
   102,200           Countrywide Financial Corp.                              3,781,400
   54,900            Federal National Mortgage Association                    3,545,442
   19,400            MGIC Investment Corp.                                    1,239,660
                     Total THRIFTS & MORTGAGE FINANCE                         8,566,502
                     TOBACCO--3.8%
   52,300            Altria Group, Inc.                                       3,338,309
                     Total Common Stocks
                     (identified cost $76,400,814)                            77,568,545
                     POOLED INVESTMENT VEHICLES--4.8%
   36,300            S&P Depositary Receipts Trust, ADR  (IDENTIFIED
                     COST $4,338,990)                                         4,289,208
                     Mutual Funds--10.1%
   8,327,706   2     MTB Prime Money Market Fund, Institutional
                     Shares                                                   8,327,706
   596,325     2     MTB Money Market Fund                                    596,325
                     Total mUTUAL FUNDS
                     (AT NET ASSET VALUE)                                     8,924,031
                     Total Investments -
                     102.4%
                     (identified cost $89,663,835)3                           90,781,784
                     OTHER ASSET AND LIABILITIES - NET - (2.4)%               (2,106,796)
                     TOTAL NET ASSET - 100%                             $     88,674,988

1      Non-income producing security.
2      Affiliated company.
3      The cost of investments for federal tax purposes amounts to
       $89,663,835.  The net unrealized appreciation of investments for federal tax purposes was $1,117,949.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,908,033 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,790,084.

Note: The categories of investments are shown as a percentage of total net assets at
January 31, 2005.

        Investment Valuations -  Listed equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded
(either on a national securities exchange or the over-the-counter market), if available.
If unavailable, the security is generally valued at the mean between the last closing bid and asked prices.  Short-term securities are valued at the prices provided by an independent pricing service.  However, short-term securities with remaining maturities of
60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.  Investments in other open-end regulated investment
companies are valued at net asset value.   Securities for which no quotations are readily
available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.



The following acronyms are used throughout this portfolio:
ADR         --American Depositary Receipt















MTB Managed Allocation - Aggressive Growth Fund
Portfolio of Investments
January 31, 2005 (unaudited)



     Shares             Description                                              Value
                  1     Mutual Funds--99.9%
                        EQUITY FUNDS--88.2%
     302,301            MTB International Equity Fund, Institutional
                        I Shares                                           $     3,295,083
     480,042            MTB Large Cap Growth Fund, Institutional I
                        Shares                                                   3,657,918
     615,202            MTB Large Cap Stock Fund, Institutional I
                        Shares                                                   5,229,216
     253,620            MTB Large Cap Value Fund, Institutional I
                        Shares                                                   2,799,966
     146,132            MTB Mid Cap Stock Fund, Institutional I
                        Shares                                                   2,351,265
     242,283            MTB Small Cap Stock Fund, Institutional I
                        Shares                                                   2,117,556
                        TOTAL EQUITY FUNDS                                       19,451,004
                        FIXED INCOME FUNDS--7.1%
     90,368             MTB Short - Term Corporate Bond Fund,
                        Institutional I Shares                                   888,317
     70,493             MTB U.S. Government Bond Fund, Institutional
                        I Shares                                                 672,503
                        TOTAL FIXED INCOME FUNDS                                 1,560,820
                        MONEY MARKET FUND--4.6%
     1,022,212          MTB Prime Money Market Fund, Institutional
                        Shares                                                   1,022,212
                        TOTAL INVESTMENTS--99.9%
                        (IDENTIFIED COST $22,408,182) 2                          22,034,036
                        OTHER ASSETS AND LIABILITIES--NET--0.1%                    22,397
                        TOTAL NET ASSETS--100%                              $     22,056,433

1      Affiliated company.
2      The cost of investments for federal tax purposes amounts to
       $22,408,182.  The net unrealized depreciation of investments for federal tax purposes was $374,146. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $236 and net unrealized depreciation from investments for those securities having an excess of cost over value of $374,382.

Note: The categories of investments are shown as a percentage of total net assets at
January 31, 2005.

      Investment Valuation - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service.  Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service.  However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.  Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant.  Investments in other open-end regulated investment
companies are valued at net asset value.   Securities for which no quotations are readily
available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


















MTB Managed Allocation Fund - Conservative Growth
Portfolio of Investments
January 31, 2005 (unaudited)



     Shares           Description                                               Value
                1     Mutual Funds--100.3%
                      EQUITY FUNDS--25.4%
     39,118           MTB International Equity Fund, Institutional I
                      Shares                                             $      426,390
     98,288           MTB Large Cap Stock Fund, Institutional I Shares          835,448
     72,390           MTB Large Cap Value Fund, Institutional I Shares          799,190
     59,062           MTB Small Cap Stock Fund, Institutional I Shares          516,204
                      TOTAL EQUITY FUNDS                                        2,577,232
                      FIXED INCOME FUNDS--63.9%
     98,156           MTB Intermediate -Term Bond Fund, Institutional
                      I Shares                                                  990,394
     275,320          MTB Short Duration Government Bond Fund,
                      Institutional I Shares                                    2,648,578
     149,764          MTB Short - Term Corporate Bond Fund,
                      Institutional I Shares                                    1,472,180
     142,276          MTB U.S. Government Bond Fund, Institutional I
                      Shares                                                    1,385,933
                      TOTAL FIXED INCOME FUNDS                                  6,497,085
                      MONEY MARKET FUND--11.0%
     1,115,498        MTB Prime Money Market Fund, Institutional
                      Shares                                                    1,115,498
                      TOTAL INVESTMENTS--100.3%
                      (IDENTIFIED COST $10,304,046) 2                           10,189,815
                      OTHER ASSETS AND LIABILITIES--NET--(0.3)%                   (26,814)
                      TOTAL NET ASSETS--100%                              $      10,163,001

1      Affiliated company.
2      The cost of investments for federal tax purposes amounts to
       $10,304,046.  The net unrealized depreciation of investments for federal tax purposes was $114,231. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $5 and net unrealized depreciation from investments for those securities having an excess of cost over value of $114,236.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

      Investment Valuation - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the
New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service.  Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service.  However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.  Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant.  Investments in other open-end regulated investment
companies are valued at net asset value.   Securities for which no quotations
are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.














MTB Managed Allocation Fund - Moderate Growth
Portfolio of Investments
January 31, 2005 (unaudited)

    Shares          Description                                                Value
               1    Mutual Funds--99.9%
                    EQUITY FUNDS--60.4%
    369,898         MTB International Equity Fund, Institutional
                    I Shares                                            $      4,031,890
    551,551         MTB Large Cap Growth Fund, Institutional I
                    Shares                                                     4,202,818
    1,172,691       MTB Large Cap Stock Fund, Institutional I
                    Shares                                                     9,967,875
    373,546         MTB Large Cap Value Fund, Institutional I
                    Shares                                                     4,123,948
    267,923         MTB Mid Cap Stock Fund, Institutional I Shares             4,310,885
    358,366         MTB Small Cap Stock Fund, Institutional I
                    Shares                                                     3,132,115
                    TOTAL EQUITY FUNDS                                         29,769,531
                    FIXED INCOME FUNDS--32.2%
    368,918         MTB Intermediate -Term Bond Fund,
                    Institutional I Shares                                     3,722,383
    532,028         MTB Short Duration Government Bond Fund,
                    Institutional I Shares                                     5,118,109
    378,437         MTB Short - Term Corporate Bond Fund,
                    Institutional I Shares                                     3,720,036
    345,068         MTB U.S. Government Bond Fund, Institutional
                    I Shares                                                   3,291,949
                    TOTAL FIXED INCOME FUNDS                                   15,852,477
                    MONEY MARKET FUND--7.3%
    3,600,438       MTB Prime Money Market Fund, Institutional
                    Shares                                                     3,600,438
                    TOTAL INVESTMENTS--99.9%
                    (IDENTIFIED COST $49,872,974) 2                            49,222,446
                    OTHER ASSETS AND LIABILITIES--NET--0.1%                      66,089
                    TOTAL NET ASSETS--100%                               $      49,288,535

1      Affiliated company.
2      The cost of investments for federal tax purposes amounts to
       $49,872,974.  The net unrealized depreciation of investments for federal tax purposes was $650,528. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $14 and net unrealized depreciation from investments for those securities having an excess of cost over value of $650,542.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

      Investment Valuation - Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the
New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service.  Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service.  However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.  Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant.  Investments in other open-end regulated investment
companies are valued at net asset value.   Securities for which no quotations
are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.
















MTB Maryland Municipal Bond Fund
Portfolio of Investments
January 31, 2005 (unaudited)


   Principal
   Amount               Description                                              Value
                 1      Municipal bonds--97.7%
                        DISTRICT OF COLUMBIA--0.9%
$  1,000,000            Washington, DC Metro Area Transit Authority,
                        Refunding Revenue Bonds, 5.000% (MBIA
                        Insurance Corp.)/(Original Issue Yield:
                        3.55%), 1/1/2012                                   $     1,113,820
                        MARYLAND--90.9%
   1,000,000            Anne Arundel County, MD, GO UT, 5.000%
                        (Original Issue Yield: 3.86%), 3/1/2016                  1,098,730
   2,000,000            Anne Arundel County, MD, GO, 6.000%, 9/1/2006            2,113,560
   2,910,000            Baltimore County, MD, Convention Center,
                        Refunding Revenue Bonds, 5.375% (MBIA
                        Insurance Corp.), 9/1/2011                               3,213,455
   1,000,000            Baltimore County, MD, Port Facility,
                        Refunding Revenue Bonds, 6.500%, 10/1/2011               1,072,600
   3,000,000            Baltimore, MD, Refunding Revenue Bonds,
                        (Series A), 5.750% (FSA INS)/(Original Issue
                        Yield: 5.80%), 7/1/2030                                  3,410,340
   1,000,000            Baltimore, MD, Refunding Revenue Bonds,
                        5.250% (FGIC), 7/1/2017                                  1,141,900
   1,545,000            Baltimore, MD, Revenue Bonds, 5.000% (FGIC),
                        7/1/2023                                                 1,671,535
   2,500,000            Calvert County, MD, Pollution Control,
                        5.550% (Baltimore Gas & Electric Co.)/(MBIA
                        Insurance Corp. LOC), 7/15/2014                          2,556,250
   2,000,000            Carroll County, MD, Revenue Bonds, 5.375%
                        (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian
                        Asset Assurance LOC), 1/1/2016                           2,165,160
   1,000,000            Frederick County, MD, Revenue Bonds, 5.750%
                        (Original Issue Yield: 5.88%), 9/1/2025                  1,057,400
   1,000,000            Frederick County, MD, Revenue Bonds, 5.900%
                        (Original Issue Yield: 5.95%), 1/1/2017                  1,000,910
   1,895,000            Harford County, MD, GO UT, 5.500%, 12/1/2008             2,079,592
   1,480,000            Howard County, MD, GO UT, 5.250%, 8/15/2016,
                        (Pre-refunded 2/15/2012)                                 1,667,353
   2,000,000            Howard County, MD, (Series A), 4.000%
                        (Original Issue Yield: 4.02%), 2/15/2019                 2,020,140
   1,800,000            Howard County, MD, 5.250%, 8/15/2015                     2,009,268
   125,000              Howard County, MD, 5.250%, 8/15/2015,
                        (Pre-refunded 2/15/2012)                                 140,824
   2,000,000            Maryland National Capital Park & Planning
                        Commission, GO UT, 5.000% (Original Issue
                        Yield: 3.40%), 1/15/2015                                 2,226,140
   1,000,000            Maryland State Community Development
                        Administration, 5.050% (MHF LOC), 4/1/2008               1,032,900
   2,000,000            Maryland State Community Development
                        Administration, 5.200%, 12/1/2029                        2,126,660
   935,000              Maryland State Community Development
                        Administration, (Series A), 5.600%, 3/1/2017             978,150
   1,375,000            Maryland State Department of Transportation,
                        Refunding Revenue Bonds, 5.000% (Original
                        Issue Yield: 3.95%), 5/1/2015                            1,531,186
   440,000              Maryland State Economic Development Corp.,
                        4.650% (GNMA Collateralized Home Mortgage
                        Program LOC), 12/20/2008                                 458,691
   1,405,000            Maryland State Economic Development Corp.,
                        5.600%, 6/1/2010                                         1,499,065
   1,000,000            Maryland State Economic Development Corp.,
                        6.000% (Original Issue Yield: 6.054%),
                        6/1/2019                                                 1,062,450
   860,000              Maryland State Economic Development Corp.,
                        7.125%, 4/1/2019                                         934,235
   1,000,000            Maryland State Economic Development Corp.,
                        8.250%, 11/1/2026                                        999,890
   1,175,000            Maryland State Health & Higher Educational
                        Facilities Authority, (Series A) Revenue
                        Bonds, 5.250% (Medlantic/Helix Parent,
                        Inc.)/(FSA), 8/15/2012                                   1,278,330
   1,000,000            Maryland State Health & Higher Educational
                        Facilities Authority, (Series A), 4.750%
                        (Original Issue Yield: 4.90%), 11/1/2014                 1,049,330
   1,740,000            Maryland State Health & Higher Educational
                        Facilities Authority, (Series B), 5.000%
                        (AMBAC INS)/(Original Issue Yield: 3.84%),
                        7/1/2015                                                 1,920,803
   250,000              Maryland State Health & Higher Educational
                        Facilities Authority, (Series B), 5.000%
                        (AMBAC INS)/(Original Issue Yield: 4.59%),
                        7/1/2024                                                 268,448
   600,000              Maryland State Health & Higher Educational
                        Facilities Authority, 3.500% (Sheppard Pratt
                        Residential Treatment Facility)/(Original
                        Issue Yield: 3.60%), 7/1/2011                            598,110
   1,000,000            Maryland State Health & Higher Educational
                        Facilities Authority, 4.800%, 10/1/2028                  1,000,110
   2,500,000            Maryland State Health & Higher Educational
                        Facilities Authority, 5.000% (AMBAC INS)/
                        (Original Issue Yield: 5.27%), 7/1/2027                  2,763,450
   2,500,000            Maryland State Health & Higher Educational
                        Facilities Authority, 5.000% (Frederick
                        Memorial Hospital)/(Original Issue Yield:
                        5.20%), 7/1/2022                                         2,609,225
   1,465,000            Maryland State Health & Higher Educational
                        Facilities Authority, 5.000% (Johns Hopkins
                        Hospital), 5/15/2013                                     1,589,042
   2,000,000            Maryland State Health & Higher Educational
                        Facilities Authority, 5.000% (Mercy Ridge,
                        Inc.), 4/1/2008                                          2,039,960
   1,500,000            Maryland State Health & Higher Educational
                        Facilities Authority, 5.000% (MBIA Insurance
                        Corp.)/(Original Issue Yield: 5.17%),
                        7/1/2019                                                 1,597,890
   1,000,000            Maryland State Health & Higher Educational
                        Facilities Authority, 5.000% (Original Issue
                        Yield: 5.20%), 7/1/2008                                  1,008,030
   1,000,000            Maryland State Health & Higher Educational
                        Facilities Authority, 5.000% (University of
                        Maryland Medical System), 7/1/2012                       1,071,620
   2,000,000            Maryland State Health & Higher Educational
                        Facilities Authority, 5.125% (Johns Hopkins
                        University)/(Original Issue Yield: 5.54%),
                        7/1/2020                                                 2,160,380
   2,000,000            Maryland State Health & Higher Educational
                        Facilities Authority, 5.250% (Johns Hopkins
                        University)/(Original Issue Yield: 5.52%),
                        7/1/2017                                                 2,198,040
   1,585,000            Maryland State Health & Higher Educational
                        Facilities Authority, 5.250% (FSA
                        INS)/(Original Issue Yield: 5.35%), 7/1/2020             1,762,900
   2,000,000            Maryland State Health & Higher Educational
                        Facilities Authority, 5.250% (FSA INS),
                        8/15/2011                                                2,188,080
   925,000              Maryland State Health & Higher Educational
                        Facilities Authority, 5.500% (Howard County
                        General Hospital, MD)/(Original Issue Yield:
                        5.68%), 7/1/2013                                         981,851
   2,000,000            Maryland State Health & Higher Educational
                        Facilities Authority, 5.625% (Mercy Medical
                        Center)/(Original Issue Yield: 5.80%),
                        7/1/2031                                                 2,068,900
   1,135,000            Maryland State Health & Higher Educational
                        Facilities Authority, 5.800% (Original Issue
                        Yield: 5.93%), 1/1/2032                                  1,202,385
   2,250,000            Maryland State Health & Higher Educational
                        Facilities Authority, 6.000% (Carroll
                        County, MD General Hospital), 7/1/2037                   2,396,205
   1,370,000            Maryland State Health & Higher Educational
                        Facilities Authority, 6.000% (Catholic
                        Health Initiatives), 12/1/2013                           1,538,948
   1,500,000            Maryland State Health & Higher Educational
                        Facilities Authority, 6.000% (Original Issue
                        Yield: 6.05%), 1/1/2015                                  1,578,720
   250,000              Maryland State Health & Higher Educational
                        Facilities Authority, 6.000% (Original Issue
                        Yield: 6.05%), 7/1/2020                                  262,025
   1,500,000            Maryland State Health & Higher Educational
                        Facilities Authority, 6.000% (Original Issue
                        Yield: 6.146%), 7/1/2031                                 1,544,175
   1,000,000            Maryland State Health & Higher Educational
                        Facilities Authority, Refunding Revenue
                        Bonds, 5.000% (Original Issue Yield: 4.05%),
                        8/15/2011                                                1,071,280
   950,000              Maryland State Health & Higher Educational
                        Facilities Authority, (Series A), 5.375%
                        (MBIA Insurance Corp.)/(Loyola College in
                        Maryland, Inc.)/(Original Issue Yield:
                        5.45%), 10/1/2011                                        1,013,242
   1,000,000            Maryland State IDFA, 5.100% (National
                        Aquarium in Baltimore, Inc.)/(Original Issue
                        Yield: 5.21%), 11/1/2022                                 1,070,690
   1,000,000            Maryland State Stadium Authority, 5.500%
                        (AMBAC)/(Original Issue Yield: 5.55%),
                        3/1/2012                                                 1,042,950
   2,000,000            Maryland State, Local Facilities Capital
                        Improvement, GO UT, 5.500%, 3/1/2013                     2,316,340
   900,000              Maryland Water Quality Financing
                        Administrative Revolving Loan Fund, (Series
                        A), 6.550%, 9/1/2014                                     902,952
   1,330,000            Montgomery County, MD, Revenue Authority
                        Lease, Revenue Bonds, 5.000%, 4/1/2013                   1,476,074
   250,000              Montgomery County, MD, Special Obligation,
                        Special Tax, 5.375% (Radian Group, Inc.
                        LOC)/(Original Issue Yield: 5.48%), 7/1/2020             271,695
   1,000,000            Montgomery County, MD, GO UT, Refunding
                        Bonds (Series A), 5.800% (Original Issue
                        Yield: 5.90%), 7/1/2007                                  1,079,220
   2,000,000            Montgomery County, MD, GO UT, 5.600%
                        (Original Issue Yield: 5.70%), 1/1/2016,
                        (Pre-refunded 1/1/2010)                                  2,265,560
   1,135,000            New Baltimore, MD, Board School Commerce,
                        Revenue Bonds, 5.000% (Original Issue Yield:
                        5.05%), 11/1/2013                                        1,241,962
   2,500,000            Northeast, MD, Waste Disposal Authority,
                        Revenue Bonds, 7.200% (MBIA Insurance
                        Corp.), 1/1/2006                                         2,576,725
   1,945,000            Prince Georges County, MD, Consolidated
                        Public Improvement GO UT, Prerefunded,
                        5.500% (FSA INS), 10/1/2010                              2,187,969
   55,000               Prince Georges County, MD, Consolidated
                        Public Improvement GO UT, Unrefunded, 5.500%
                        (FSA INS), 10/1/2010                                     61,614
   1,000,000            Queen Annes County, MD, Public Facility,
                        5.400% (FGIC)/(Original Issue Yield: 5.48%),
                        11/15/2011                                               1,083,190
   1,000,000            Queen Annes County, MD, Public Facility,
                        6.000% (FGIC)/(Original Issue Yield: 5.25%),
                        11/15/2008                                               1,101,720
   2,000,000            St. Mary's College, MD, Refunding Revenue
                        Bonds, 5.250% (MBIA Insurance Corp.)/
                        (Original Issue Yield: 5.30%), 9/1/2027                  2,119,760
   1,100,000            St. Mary's County, MD, GO UT, 4.450%
                        (Original Issue Yield: 4.50%), 7/1/2014                  1,175,240
   1,000,000            St. Mary's County, MD, GO UT, 5.000%
                        (Original Issue Yield: 5.00%), 10/1/2021                 1,085,280
   1,000,000            University of Maryland, Auxiliary Facility &
                        Tuition Refunding Revenue Bonds (Series A),
                        5.000%, 4/1/2009                                         1,088,180
   1,000,000            University of Maryland, Revenue Bonds,
                        5.250%, 10/1/2011                                        1,100,120
   2,000,000            Washington Suburban Sanitation District, MD,
                        GO UT, 4.700% (Original Issue Yield: 4.80%),
                        6/1/2018                                                 2,102,340
   1,000,000            Washington Suburban Sanitation District, MD,
                        GO UT, 6.000%, 6/1/2018                                  1,233,740
                        Total MARYLAND
                                                                                 110,613,184
                        PUERTO RICO--4.2%
   1,000,000            Commonwealth of Puerto Rico, GO UT, 6.250%
                        (MBIA Insurance Corp.), 7/1/2012                         1,199,550
   2,000,000            Puerto Rico HFA, Capital Funding Program,
                        5.000% (Original Issue Yield: 4.22%),
                        12/1/2018                                                2,162,180
   1,500,000            Puerto Rico Public Finance Corp., (Series
                        A), 5.375% (AMBAC INS)/(Original Issue
                        Yield: 4.94%), 6/1/2019                                  1,761,900
                        Total PUERTO RICO                                        5,123,630
                        WISCONSIN--1.7%
   2,000,000            Badger, WI, Tobacco Asset Securitization
                        Corp., Revenue Bonds, 7.000%, 6/1/2028                   2,075,640
                        Total Municipal bonds
                        (identified cost $112,284,201)                           118,926,274
                        Mutual Fund--1.4%
   1,761,771     2      Maryland Municipal Cash Trust (AT NET ASSET
                        VALUE)                                                   1,761,771
                        Total Investments--99.1%
                        (identified cost $114,045,972)3                          120,688,045
                        other assets and liabilities--net--0.9%                    1,080,848
                        total net assets--100%
                                                                           $     121,768,893

1      At January 31, 2005, the Fund holds no securities that are subject to the federal alternative minimum tax.
2      Affiliated company.
3      The cost of investments for federal tax purposes amounts to
       $113,959,069.  The net unrealized appreciation of investments for federal tax purposes was $6,728,976.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,756,357 and net unrealized depreciation from investments for those securities having an excess of cost over value of $27,381.

Note: The categories of investments are shown as a percentage of total net assets at
January 31, 2005.

      Investment Valuations - Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant.  Short-term securities are valued at the prices provided by an independent pricing service.  However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.  Investments in other open-end regulated investment companies are valued at
net asset value.   Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of
Trustees.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
FGIC        --Financial Guaranty Insurance Corporation
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GO          --General Obligation
HFA         --Housing Finance Agency
IDFA        --Industrial Development Finance Authority
INS         --Insured
LOC(s)      --Letter(s) of Credit
UT          --Unlimited Tax














MTB Mid Cap Growth Fund
Portfolio of Investments
January 31, 2005 (unaudited)

   Principal
   Amount               Description                                              Value
                        Common Stocks--98.5%
                        AUTO COMPONENTS--1.0%
$  16,200               Lear Corp.                                         $     874,800
                        BIOTECHNOLOGY--4.5%
   21,200        1      Affymetrix, Inc.                                         872,592
   13,915        1      Biogen Idec, Inc.                                        903,918
   26,300        1      Gilead Sciences, Inc.                                    870,530
   62,700        1      Protein Design Laboratories, Inc.                        1,264,659
                        Total BIOTECHNOLOGY                                      3,911,699
                        BUILDING PRODUCTS--1.5%
   35,700               Masco Corp.                                              1,313,760
                        CAPITAL MARKETS--3.0%
   21,200        1      Affiliated Managers Group                                1,344,292
   29,300               Northern Trust Corp.                                     1,278,652
                        Total CAPITAL MARKETS                                    2,622,944
                        COMMERCIAL BANKS--1.2%
   9,500         1      Dime Bancorp, Inc., Warrants                             1,615
   24,300               UCBH Holdings, Inc.                                      1,070,901
                        Total commercial banks                                   1,072,516
                        COMMERCIAL SERVICES & SUPPLIES--5.6%
   27,100        1      Career Education Corp.                                   1,091,859
   14,100        1      Education Management Corp.                               450,354
   46,500        1      Korn/Ferry International                                 917,445
   27,700        1      Laureate Education, Inc.                                 1,228,772
   39,050        1      Waste Connections, Inc.                                  1,228,513
                        Total COMMERCIAL SERVICES & SUPPLIES                     4,916,943
                        COMPUTERS & PERIPHERALS--1.6%
   82,250        1      Electronics for Imaging, Inc.                            1,398,250
                        CONSUMER FINANCE--1.6%
   17,300               Capital One Financial Corp.                              1,354,244
                        CONTAINERS & PACKAGING--1.1%
   44,900        1      Pactiv Corp.                                             997,229
                        DIVERSIFIED FINANCIAL SERVICES--2.9%
   34,200               CIT Group, Inc.                                          1,380,654
   48,000        1      CapitalSource Inc.                                       1,133,280
                        Total DIVERSIFIED FINANCIAL SERVICES                     2,513,934
                        ELECTRONIC EQUIPMENT & INSTRUMENTS--3.0%
   34,100               CDW Corp.                                                1,994,850
   49,000        1      Vishay Intertechnology, Inc.                             640,430
                        Total ELECTRONIC EQUIPMENT & INSTRUMENTS                 2,635,280
                        ENERGY EQUIPMENT & SERVICES--3.3%
   32,500        1      Nabors Industries Ltd.                                   1,638,000
   23,700        1      Weatherford International Ltd.                           1,286,199
                        Total ENERGY EQUIPMENT & SERVICES                        2,924,199
                        HEALTHCARE EQUIPMENT & SUPPLIES--3.8%
   66,000        1      Cytyc Corp.                                              1,653,300
   40,200        1      Edwards Lifesciences Corp.                               1,636,140
                        Total HEALTHCARE EQUIPMENT & SUPPLIES                    3,289,440
                        HEALTHCARE PROVIDERS & SERVICES--12.8%
   44,000        1      Amerigroup Corp.                                         1,808,840
   51,600        1      Amsurg Corp.                                             1,362,756
   39,400        1      Caremark Rx, Inc.                                        1,540,540
   35,500        1      Cerner Corp.                                             1,766,125
   20,100        1      Express Scripts, Inc., Class A                           1,491,219
   52,800        1      Psychiatric Solutions, Inc.                              1,869,120
   35,300        1      United Surgical Partners International, Inc.             1,390,467
                        Total HEALTHCARE PROVIDERS & SERVICES                    11,229,067
                        HOTELS, RESTAURANTS & LEISURE--3.7%
   39,600               Outback Steakhouse, Inc.                                 1,823,580
   26,200               Royal Caribbean Cruises Ltd.                             1,388,600
                        Total HOTELS, RESTAURANTS & LEISURE                      3,212,180
                        HOUSEHOLD DURABLES--4.4%
   16,200               Harman International Industries, Inc.                    1,970,730
   23,600        1      Toll Brothers, Inc.                                      1,842,452
                        Total HOUSEHOLD DURABLES                                 3,813,182
                        HOUSEHOLD PRODUCTS--1.0%
   15,200        1      Energizer Holdings, Inc.                                 860,472
                        INSURANCE--1.2%
   22,300               Lincoln National Corp.                                   1,028,922
                        INTERNET SOFTWARE & SERVICES--1.6%
   53,300        1      Verisign, Inc.                                           1,377,272
                        MACHINERY--1.9%
   30,400               Harsco Corp.                                             1,659,536
                        MEDIA--2.9%
   79,900        1      Cumulus Media, Inc., Class A                             1,105,816
   700                  Washington Post Co., Class B                             640,150
   24,400        1      XM Satellite Radio Holdings, Inc., Class A               778,604
                        Total MEDIA                                              2,524,570
                        METALS & MINING--1.8%
   5,800                Fording Canadian Coal Trust                              461,680
   13,000               Peabody Energy Corp.                                     1,101,750
                        Total METALS & MINING                                    1,563,430
                        MULTILINE RETAIL--1.8%
   59,400        1      Dollar Tree Stores, Inc.                                 1,617,462
                        OIL & GAS--1.7%
   40,607               XTO Energy, Inc.                                         1,458,197
                        PERSONAL PRODUCTS--1.7%
   32,200               Estee Lauder Cos., Inc., Class A                         1,453,508
                        REAL ESTATE--2.1%
   26,825               St. Joe Co.                                              1,845,560
                        ROAD & RAIL--1.4%
   57,300               Werner Enterprises, Inc.                                 1,221,636
                        SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.9%
   25,000        1      Cree, Inc.                                               600,750
   48,800        1      International Rectifier Corp.                            1,910,520
                        Total SEMICONDUCTOR EQUIPMENT & PRODUCTS                 2,511,270
                        SOFTWARE--6.5%
   56,900        1      Cadence Design Systems, Inc.                             758,477
   18,550        1      Electronic Arts, Inc.                                    1,193,507
   188,600       1      Novell, Inc.                                             1,088,222
   188,300       1      Opsware, Inc.                                            1,080,842
   38,000        1      Symantec Corp.                                           887,300
   41,450        1      Synopsys, Inc.                                           704,650
                        Total SOFTWARE                                           5,712,998
                        SPECIALTY RETAIL--10.7%
   66,500        1      CarMax, Inc.                                             1,923,845
   20,400        1      Chicos Fas, Inc.                                         1,074,672
   74,500        1      GameStop Corp.                                           1,422,205
   57,600               Michaels Stores, Inc.                                    1,771,200
   28,400               PetSmart, Inc.                                           858,532
   42,400               Staples, Inc.                                            1,388,176
   26,900        1      Williams-Sonoma, Inc.                                    930,740
                        Total SPECIALTY RETAIL                                   9,369,370
                        THRIFTS & MORTGAGE FINANCE--3.0%
   35,700               Countrywide Financial Corp.                              1,320,900
   100,612              W Holding Co., Inc.                                      1,311,981
                        Total THRIFTS & MORTGAGE FINANCE                         2,632,881
                        TRADING COMPANIES & DISTRIBUTORS--1.3%
   11,000               Fastenal Co.                                             661,430
   27,600        1      United Rentals, Inc.                                     469,476
                        Total TRADING COMPANIES & DISTRIBUTORS                   1,130,906
                        Total Common Stocks

                        (identified cost $67,794,130)                            86,047,657
                        Mutual Funds--2.1%
   1,836,385     2      MTB Prime Money Market Fund, Institutional
                        Shares                                                   1,836,385
   2             2      MTB Money Market Fund                                    2
   1                    SSGA Money Market Fund                                   1
                        Total mutual
                        funds
                        (at net asset value)                                     1,836,388
                        Total Investments -
                        100.6%
                        (identified cost $69,630,518)3                           87,884,045
                        other assets and liabilities - net - (0.6)%              (542,962)
                        total net assets - 100%                            $     87,341,083

1      Non-income producing security.
2      Affiliated company.
3      The cost of investments for federal tax purposes amounts to
       $69,630,518.  The net unrealized appreciation of investments for federal tax purposes was $18,253,527.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,979,110 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,725,583.

Note:             The categories of investments are shown as a percentage of total net assets at January 31, 2005.

      Investment Valuations - Listed equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded
(either on a national securities exchange or the over-the-counter market), if available.
If unavailable, the security is generally valued at the mean between the last closing bid and asked prices.  Short-term securities are valued at the prices provided by an independent pricing service.  However, short-term securities with remaining maturities of
60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.  Investments in other open-end regulated investment
companies are valued at net asset value.   Securities for which no quotations are readily
available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the New York Stock Exchange are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

























MTB Mid Cap Stock Fund
Portfolio of Investments
January 31, 2005 (unaudited)

    Shares             Description                                              Value
                       Common Stocks--98.1%
                       AEROSPACE & DEFENSE--0.7%
    30,600             Goodrich (B.F.) Co.                                $     1,049,580
                       AIRLINES--0.5%
    13,700       1     Alaska Air Group, Inc.                                   408,123
    35,700       1     ExpressJet Holdings, Inc.                                393,771
                       Total AIRLINES                                           801,894
                       AUTO COMPONENTS--2.7%
    20,500             Autoliv, Inc.                                            966,575
    9,200              Bandag, Inc.                                             445,280
    55,000             Dana Corp.                                               872,850
    64,800       1     Goodyear Tire & Rubber Co.                               1,000,512
    13,200             Lear Corp.                                               712,800
                       Total AUTO COMPONENTS                                    3,998,017
                       BEVERAGES--0.7%
    45,700             PepsiAmericas, Inc.                                      971,125
                       BIOTECHNOLOGY--2.5%
    17,500       1     Affymetrix, Inc.                                         720,300
    22,000             Applera Corp.                                            441,100
    11,300       1     Biogen Idec, Inc.                                        734,048
    21,700       1     Gilead Sciences, Inc.                                    718,270
    51,000       1     Protein Design Laboratories, Inc.                        1,028,670
                       Total BIOTECHNOLOGY                                      3,642,388
                       BUILDING PRODUCTS--0.7%
    29,000             Masco Corp.                                              1,067,200
                       CAPITAL MARKETS--2.9%
    17,200       1     Affiliated Managers Group                                1,090,652
    10,100             Bear Stearns Cos., Inc.                                  1,020,706
    24,100             Edwards(AG), Inc.                                        1,028,106
    24,800             Northern Trust Corp.                                     1,082,272
                       Total CAPITAL MARKETS                                    4,221,736
                       CHEMICALS--1.9%
    32,500             Crompton Corp.                                           378,625
    18,100             Eastman Chemical Co.                                     980,115
    15,600             PPG Industries, Inc.                                     1,072,968
    43,500       1     Terra Industries, Inc.                                   350,175
                       Total CHEMICALS                                          2,781,883
                       COMMERCIAL BANKS--4.0%
    19,400             Bank of Hawaii Corp.                                     929,454
    16,600             Comerica, Inc.                                           960,476
    12,800             Commerce Bancshares, Inc.                                615,296
    43,300             Huntington Bancshares, Inc.                              994,601
    31,200             KeyCorp                                                  1,042,704
    16,500             Popular, Inc.                                            440,220
    19,800             UCBH Holdings, Inc.                                      872,586
                       Total COMMERCIAL BANKS                                   5,855,337
                       COMMERCIAL SERVICES & SUPPLIES--2.7%
    22,300       1     Career Education Corp.                                   898,467
    11,500       1     Education Management Corp.                               367,310
    38,300       1     Korn/Ferry International                                 755,659
    22,700       1     Laureate Education, Inc.                                 1,006,972
    31,800       1     Waste Connections, Inc.                                  1,000,428
                       Total COMMERCIAL SERVICES & SUPPLIES                     4,028,836
                       COMPUTERS & PERIPHERALS--1.3%
    66,900       1     Electronics for Imaging, Inc.                            1,137,300
    66,100       1     Western Digital Corp.                                    711,897
                       Total COMPUTERS & PERIPHERALS                            1,849,197
                       CONSUMER FINANCE--1.1%
    14,100             Capital One Financial Corp.                              1,103,748
    35,000       1     Providian Financial Corp.                                583,800
                       Total CONSUMER FINANCE                                   1,687,548
                       CONTAINERS & PACKAGING--0.8%
    36,600       1     Pactiv Corp.                                             812,886
    6,700              Silgan Holdings, Inc.                                    400,325
                       Total CONTAINERS & PACKAGING                             1,213,211
                       DIVERSIFIED FINANCIAL SERVICES--3.5%
    52,100             CIT Group, Inc.                                          2,103,277
    39,000       1     CapitalSource Inc.                                       920,790
    14,700             Loews Corp.                                              999,600
    26,500             Principal Financial Group                                1,075,370
                       Total DIVERSIFIED FINANCIAL SERVICES                     5,099,037
                       DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
    47,800             AT&T Corp.                                               917,282
    27,800             CenturyTel, Inc.                                         906,280
                       Total DIVERSIFIED TELECOMMUNICATION SERVICES             1,823,562
                       ELECTRIC UTILITIES--4.8%
    30,200             American Electric Power Co., Inc.                        1,064,550
    23,200             Cleco Corp.                                              457,736
    32,900             Edison International                                     1,068,263
    37,000       1     El Paso Electric Co.                                     719,280
    34,200             PNM Resources, Inc.                                      862,866
    21,800             Pinnacle West Capital Corp.                              909,060
    40,300             Puget Energy, Inc.                                       968,006
    57,400             Xcel Energy, Inc.                                        1,044,106
                       Total ELECTRIC UTILITIES                                 7,093,867
                       ELECTRONIC EQUIPMENT & INSTRUMENTS--1.7%
    27,800             CDW Corp.                                                1,626,300
    21,700       1     Ingram Micro, Inc., Class A                              401,016
    40,200       1     Vishay Intertechnology, Inc.                             525,414
                       Total ELECTRONIC EQUIPMENT & INSTRUMENTS                 2,552,730
                       ENERGY EQUIPMENT & SERVICES--1.6%
    26,700       1     Nabors Industries Ltd.                                   1,345,680
    19,300       1     Weatherford International Ltd.                           1,047,411
                       Total ENERGY EQUIPMENT & SERVICES                        2,393,091
                       FOOD & STAPLES RETAILING--1.5%
    32,100             Albertsons, Inc.                                         734,448
    21,300             Longs Drug Stores Corp.                                  559,338
    29,100             SUPERVALU, Inc.                                          919,851
                       Total FOOD & STAPLES RETAILING                           2,213,637
                       FOOD PRODUCTS--1.1%
    48,700             Archer-Daniels-Midland Co.                               1,178,540
    27,100             Tyson Foods, Inc., Class A                               465,307
                       Total FOOD PRODUCTS                                      1,643,847
                       GAS UTILITIES--0.3%
    14,900             WGL Holdings, Inc.                                       452,364
                       HEALTHCARE EQUIPMENT & SUPPLIES--1.8%
    53,700       1     Cytyc Corp.                                              1,345,185
    32,000       1     Edwards Lifesciences Corp.                               1,302,400
                       Total HEALTHCARE EQUIPMENT & SUPPLIES                    2,647,585
                       HEALTHCARE PROVIDERS & SERVICES--7.9%
    36,200       1     Amerigroup Corp.                                         1,488,182
    42,200       1     Amsurg Corp.                                             1,114,502
    13,600             CIGNA Corp.                                              1,091,400
    32,400       1     Caremark Rx, Inc.                                        1,266,840
    29,300       1     Cerner Corp.                                             1,457,675
    15,000       1     Community Health Systems, Inc.                           434,700
    15,900       1     Express Scripts, Inc., Class A                           1,179,621
    16,100       1     Humana, Inc.                                             551,747
    43,000       1     Psychiatric Solutions, Inc.                              1,522,200
    29,100       1     United Surgical Partners International, Inc.             1,146,249
    9,700              Universal Health Services, Inc., Class B                 417,488
                       Total HEALTHCARE PROVIDERS & SERVICES                    11,670,604
                       HOTELS, RESTAURANTS & LEISURE--2.0%
    13,500             Darden Restaurants, Inc.                                 399,060
    32,200             Outback Steakhouse, Inc.                                 1,482,810
    21,300             Royal Caribbean Cruises Ltd.                             1,128,900
                       Total HOTELS, RESTAURANTS & LEISURE                      3,010,770
                       HOUSEHOLD DURABLES--4.7%
    12,700             Blyth Industries, Inc.                                   398,907
    13,200             Harman International Industries, Inc.                    1,605,780
    22,600             Maytag Corp.                                             355,046
    1,400        1     NVR, Inc.                                                1,107,750
    20,700             Stanley Works                                            984,492
    19,500       1     Toll Brothers, Inc.                                      1,522,365
    15,100             Whirlpool Corp.                                          1,030,726
                       Total HOUSEHOLD DURABLES                                 7,005,066
                       HOUSEHOLD PRODUCTS--0.5%
    12,400       1     Energizer Holdings, Inc.                                 701,964
                       IT SERVICES--1.1%
    17,800       1     Computer Sciences Corp.                                  917,056
    19,000             Sabre Group Holdings, Inc.                               400,900
    33,000       1     Unisys Corp.                                             259,050
                       Total IT SERVICES                                        1,577,006
                       INDUSTRIAL CONGLOMERATES--0.4%
    34,000             Tredegar Industries, Inc.                                576,300
                       INSURANCE--4.4%
    23,300             Cincinnati Financial Corp.                               1,027,996
    20,600             Jefferson-Pilot Corp.                                    1,027,940
    39,800             Lincoln National Corp.                                   1,836,372
    27,000             Nationwide Financial Services, Inc., Class A             997,650
    21,000             SAFECO Corp.                                             972,300
    13,200             Unitrin, Inc.                                            565,356
                       Total INSURANCE                                          6,427,614
                       INTERNET SOFTWARE & SERVICES--0.8%
    43,300       1     Verisign, Inc.                                           1,118,872
                       LEISURE EQUIPMENT & PRODUCTS--1.3%
    32,600             Eastman Kodak Co.                                        1,078,734
    45,500             Hasbro, Inc.                                             891,800
                       Total LEISURE EQUIPMENT & PRODUCTS                       1,970,534
                       MACHINERY--3.1%
    31,100       1     AGCO Corp.                                               638,483
    12,400             Cummins, Inc.                                            963,108
    16,900       1     EnPro Industries, Inc.                                   450,385
    24,700             Harsco Corp.                                             1,348,373
    6,000              NACCO Industries, Inc., Class A                          599,700
    14,400             Tecumseh Products Co., Class A                           585,072
                       Total MACHINERY                                          4,585,121
                       MEDIA--1.4%
    65,000       1     Cumulus Media, Inc., Class A                             899,600
    570                Washington Post Co., Class B                             521,265
    19,900       1     XM Satellite Radio Holdings, Inc., Class A               635,009
                       Total MEDIA                                              2,055,874
                       METALS & MINING--2.0 %
    4,800              Fording Canadian Coal Trust                              382,080
    10,600             Peabody Energy Corp.                                     898,350
    5,000              Phelps Dodge Corp.                                       481,500
    8,300              Southern Peru Copper Corp.                               390,847
    14,600             United States Steel Corp.                                756,280
                       Total METALS & MINING                                    2,909,057
                       MULTILINE RETAIL--2.4%
    48,300       1     Dollar Tree Stores, Inc.                                 1,315,209
    18,500             Federated Department Stores, Inc.                        1,050,800
    25,900             Penney (J.C.) Co., Inc.                                  1,106,448
                       Total MULTILINE RETAIL                                   3,472,457
                       OFFICE ELECTRONICS--0.7%
    65,800       1     Xerox Corp.                                              1,044,904
                       OIL & GAS--5.3%
    12,600             Amerada-Hess Corp.                                       1,091,790
    27,900             Marathon Oil Corp.                                       1,080,567
    13,300             Sunoco, Inc.                                             1,163,617
    15,600       1     The Houston Exploration Co.                              845,676
    24,200             Unocal Corp.                                             1,151,194
    24,500             Valero Energy Corp.                                      1,274,735
    33,300             XTO Energy, Inc.                                         1,195,803
                       Total OIL & GAS                                          7,803,382
                       PAPER & FOREST PRODUCTS--1.2%
    28,800             Georgia-Pacific Corp.                                    924,480
    31,400             MeadWestvaco Corp.                                       907,146
                       Total PAPER & FOREST PRODUCTS                            1,831,626
                       PERSONAL PRODUCTS--0.8%
    26,300             Estee Lauder Cos., Inc., Class A                         1,187,182
                       REAL ESTATE--2.3%
    35,900             Equity Office Properties Trust                           1,004,482
    20,700             Hospitality Properties Trust                             882,855
    21,800             St. Joe Co.                                              1,499,840
                       Total REAL ESTATE                                        3,387,177
                       ROAD & RAIL--0.7%
    47,000             Werner Enterprises, Inc.                                 1,002,040
                       SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.7%
    20,100       1     Cree, Inc.                                               483,003
    39,600       1     International Rectifier Corp.                            1,550,340
    38,800       1     Micron Technology, Inc.                                  403,908
                       Total SEMICONDUCTOR EQUIPMENT & PRODUCTS                 2,437,251
                       SOFTWARE--3.9%
    46,300       1     Cadence Design Systems, Inc.                             617,179
    14,970       1     Electronic Arts, Inc.                                    963,170
    155,000      1     Novell, Inc.                                             894,350
    153,000      1     Opsware, Inc.                                            878,220
    37,100             Reynolds & Reynolds Co., Class A                         1,011,717
    30,900       1     Symantec Corp.                                           721,515
    36,000       1     Synopsys, Inc.                                           612,000
                       Total SOFTWARE                                           5,698,151
                       SPECIALTY RETAIL--6.1%
    54,100       1     CarMax, Inc.                                             1,565,113
    16,800       1     Chicos Fas, Inc.                                         885,024
    61,100       1     GameStop Corp.                                           1,166,399
    42,500             Limited, Inc.                                            1,007,250
    45,100             Michaels Stores, Inc.                                    1,386,825
    23,200             PetSmart, Inc.                                           701,336
    9,700              Sherwin-Williams Co.                                     419,040
    34,500             Staples, Inc.                                            1,129,530
    22,100       1     Williams-Sonoma, Inc.                                    764,660
                       Total SPECIALTY RETAIL                                   9,025,177
                       TEXTILES APPAREL & LUXURY GOODS--1.0%
    11,200             Reebok International Ltd.                                498,736
    19,100             V.F. Corp.                                               1,015,165
                       Total TEXTILES APPAREL & LUXURY GOODS                    1,513,901
                       THRIFTS & MORTGAGE FINANCE--1.5%
    29,500             Countrywide Financial Corp.                              1,091,500
    82,730             W Holding Co., Inc.                                      1,078,799
                       Total THRIFTS & MORTGAGE FINANCE                         2,170,299
                       TOBACCO--0.3%
    4,700              Reynolds American, Inc.                                  377,974
                       TRADING COMPANIES & DISTRIBUTORS--0.6%
    9,000              Fastenal Co.                                             541,170
    22,500       1     United Rentals, Inc.                                     382,725
                       Total TRADING COMPANIES & DISTRIBUTORS                   923,895
                       Total Common Stocks (identified cost
                       $140,653,383)                                            144,571,870
                       Mutual Fund--2.1%
    3,125,919    2     MTB Prime Money Market Fund, Institutional
                       Shares (AT NET ASSET VALUE)                              3,125,919
                       TOTAL INVESTMENTS-100.2%
                       (IDENTIFIED COST $143,779,302)3                          147,697,789
                       OTHER ASSETS AND LIABILITIES-NET-(0.2)%                  (368,827)
                       TOTAL NET ASSETS-100%                              $     147,328,962

1      Non-income producing security.
2      Affiliated company.
3      The cost of investments for federal tax purposes amounts to
       $143,779,302.  The net unrealized appreciation of investments for federal tax purposes was $3,918,487.  This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $7,900,072 and net unrealized depreciation from investments for those securities having an excess of cost over value
       o$ 3,981,585.


Note: The categories of investments are shown as a percentage of total net assets at
January 31, 2005.

    Investment Valuations -  Listed equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded
(either on a national securities exchange or the over-the-counter market), if available.
If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of
60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.  Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the New York Stock Exchange are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.












MTB Money Market Fund
Portfolio of Investments
January 31, 2005 (unaudited)

   Principal
   Amount             Description                                              Value
                1     Commercial Paper--33.6%
                      ASSET BACKED--6.9%
$  87,500,000         Cafco LLC, 2.460% - 2.500%, 3/9/2005 - 3/18/2005   $     87,255,158
   43,000,000         CIESCO LP, 2.356%, 2/16/2005                             42,957,896
                      Total                                                    130,213,054
                      COMMERCIAL BANKS--9.5%
   91,500,000         Citicorp, 2.450%, 3/21/2005                              91,201,100
   87,500,000         Wells Fargo & Co., 2.315%, 2/16/2005                     87,415,781
                      Total                                                    178,616,881
                      CONSUMER FINANCE--8.1%
   77,750,000         American General Finance Corp., 2.675%,
                      6/21/2005                                                76,951,767
   75,000,000         HSBC Finance Corp., 2.600%, 4/25/2005                    74,550,417
                      Total                                                    151,502,184
                      PERSONAL CREDIT--2.7%
   50,000,000         American Express Credit Corp., 2.235%, 2/2/2005          49,996,903
                      INSURANCE--6.4%
   70,000,000         AIG Funding, Inc., 2.263%, 2/17/2005                     69,930,000
   50,000,000         Prudential Funding Corp., 2.182%, 2/14/2005              49,960,820
                      Total                                                    119,890,820
                      Total Commercial Paper                             $     630,219,842
                      Government Agencies--22.5%
                      DIVERSIFIED FINANCIAL SERVICES--4.8%
   90,000,000         Federal Home Loan Bank System, 2.405%, 3/15/2005         89,999,812
                      THRIFTS & MORTGAGE FINANCE--17.7%
   100,000,000        Federal Home Loan Mortgage Corp., 2.550%,
                      10/7/2005                                                100,000,000
   88,000,000         FNMA, 2.286%, 1/9/2006                                   87,953,401
   75,000,000         FNMA, 2.360%, 9/15/2005                                  74,980,175
   70,000,000         FNMA, 2.690%, 9/19/2005                                  68,796,972
                      Total                                                    331,730,548
                      Total Government Agencies                          $     421,730,360
                2     Notes - Variable--32.9%
                      ASSET BACKED--0.0%
   155,000            Bob Sumerel Tire Co., Inc., 2.500%, 2/3/2005             155,000
                      CAPITAL MARKETS--4.7%
   87,500,000         Morgan Stanley, 2.570%, 2/1/2005                         87,500,000
                      DIVERSIFIED FINANCIAL SERVICES--17.5%
   52,500,000         CIT Group, Inc., 3.160%, 4/29/2005                       52,597,978
   87,500,000         Canadian Imperial Bank of Commerce, NY, 2.330%,
                      2/28/2005                                                87,474,121
   596,000            Capital One Funding Corp., Series 1996-H, (J.P.
                      Morgan Chase Bank, N.A. LOC), 2.420%, 2/3/2005           596,000
   87,500,000         General Electric Capital Corp., 2.410%,
                      3/14/2005                                                87,500,000
   99,800,000         Societe Generale, New York, 2.518%, 2/28/2005            99,799,205
                      Total                                                    327,967,304
                      FINANCIAL SECURITIES--4.6%
   87,000,000         Sigma Finance, Inc., 2.470%, 3/23/2005                   86,980,680
                      PERSONAL CREDIT--2.4%
   44,000,000         American Express Credit Corp., Series MTN,
                      2.430%, 2/9/2005                                         44,007,951
                      PHARMACEUTICALS--3.7%
   70,000,000         Pfizer, Inc., 2.120%, 2/4/2005                           70,000,000
                      Total Notes - Variable                             $     616,610,935
                      Repurchase Agreement--11.0%
   207,067,000        Repurchase agreement  with State Street Corp.,
                      2.330%, dated 1/31/2005 to be repurchased at
                      $207,080,402 on 2/1/2005, collateralized by
                      U.S. Treasury Agency Obligations with various
                      maturities to 2/5/2010, collateral market value
                      $211,211,761                                       $     207,067,000
                      Total Investments--100%
                       (at amortized cost)3                              $     1,875,628,137
                      other assets and liabilities - net - 0.0%          $     160,137
                      total net assets--100%
                                                                         $     1,875,788,274

1     Each issue, with the exception of variable rate securities, shows the coupon or rate of discount at the time of purchase, if applicable.
2     Denotes variable rate securities with current rate and next demand date.
3       Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

      Investment Valuation - The money market funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Investment Company act of 1940.

The following acronyms are used throughout this portfolio:
LOC(s)      --Letter(s) of Credit
MTN         --Medium Term Note















MTB Multi Cap Growth Fund
Portfolio of Investments
January 31, 2005 (unaudited)

    Principal
    Amount                 Description                                                Value
                            Common Stocks--97.8%
                            AEROSPACE & DEFENSE--1.2%
    3,600                   Applied Signal Technology, Inc.                   $     106,092
    6,000                   Northrop Grumman Corp.                                  311,280
    7,000                   United Technologies Corp.                               704,760
                            Total aerospace & defense                               1,122,132
                            AIR FREIGHT & LOGISTICS--1.3%
    16,500                  United Parcel Service, Inc.                             1,232,220
                            AIRLINES--0.7%
    6,100           1       AirTran Holdings, Inc.                                  52,094
    40,000                  Southwest Airlines Co.                                  579,200
                            Total airlines                                          631,294
                            AUTO COMPONENTS--1.1%
    17,000                  Lear Corp.                                              918,000
    4,400                   Noble International Ltd.                                104,500
                            Total auto components                                   1,022,500
                            BEVERAGES--2.5%
    14,800                  Coca-Cola Co.                                           614,052
    32,000                  PepsiCo, Inc.                                           1,718,400
                            Total beverages                                         2,332,452
                            BIOTECHNOLOGY--5.3%
    5,900           1       Affymetrix, Inc.                                        242,844
    27,000          1       Amgen, Inc.                                             1,680,480
    11,700          1       Biogen Idec, Inc.                                       760,032
    1,562,500       1       Calypte Biomedical Corp.                                437,500
    437,500         1       Calypte Biomedical Corp., Warrants                      64,579
    4,200           1       Digene Corp.                                            107,562
    1,900                   Genitope Corp.                                          31,673
    32,230          1       Gilead Sciences, Inc.                                   1,066,813
    36,900          1       Halozyme Therapeutics, Inc.                             72,324
    22,300          1       Nuvelo, Inc.                                            176,170
    17,500          1       Protein Design Laboratories, Inc.                       352,975
                            Total biotechnology                                     4,992,952
                            BUILDING PRODUCTS--0.4%
    10,200                  Masco Corp.                                             375,360
                            CAPITAL MARKETS--1.8%
    6,000           1       Affiliated Managers Group                               380,460
    17,000                  Morgan Stanley                                          951,320
    8,700                   Northern Trust Corp.                                    379,668
                            Total capital markets                                   1,711,448
                            CHEMICALS--0.6%
    11,000                  Dow Chemical Co.                                        546,700
    1,800           1       Zoltek Cos., Inc.                                       29,700
                            Total chemicals                                         576,400
                            COMMERCIAL BANKS--0.6%
    3,300                   Columbia Bancorp                                        112,530
    4,800           1       Placer Sierra Bancshares                                123,739
    6,900                   UCBH Holdings, Inc.                                     304,083
                            Total commercial banks                                  540,352
                            COMMERCIAL SERVICES & SUPPLIES--2.3%
    7,200           1       Career Education Corp.                                  290,088
    5,000           1       Casella Waste Systems, Inc.                             71,150
    48,700          1       Danka Business Systems PLC, ADR                         127,594
    8,400           1       Education Management Corp.                              268,296
    20,300          1       Korn/Ferry International                                400,519
    8,100           1       Labor Ready, Inc.                                       128,304
    10,100          1       Laureate Education, Inc.                                448,036
    3,700           1       PeopleSupport, Inc.                                     37,666
    11,100          1       Waste Connections, Inc.                                 349,206
                            Total commercial services & supplies                    2,120,859
                            COMMUNICATIONS EQUIPMENT--4.2%
    6,100           1       Alvarion Ltd.                                           63,074
    4,700           1       Aspect Communications Corp.                             52,452
    2,600           1       Brooktrout Technology, Inc.                             30,004
    100,000         1       Cisco Systems, Inc.                                     1,804,000
    80,000          1       Corning, Inc.                                           875,200
    38,000                  Motorola, Inc.                                          598,120
    15,000                  Qualcomm, Inc.                                          558,600
                            Total communications equipment                          3,981,450
                            COMPUTERS & PERIPHERALS--4.5%
    30,000          1       Dell, Inc.                                              1,252,800
    57,000                  EMC Corp. Mass                                          746,700
    26,200          1       Electronics for Imaging, Inc.                           445,400
    16,700          1       Hypercom Corp.                                          92,017
    16,500                  IBM Corp.                                               1,541,430
    6,100           1       Novatel Wireless, Inc.                                  72,895
    9,000                   On Track Innovations Ltd.                               102,870
                            Total computers & peripherals                           4,254,112
                            CONSTRUCTION & ENGINEERING--0.1%
    4,200                   URS Corp.                                               118,482
                            CONSUMER FINANCE--1.3%
    14,900                  Capital One Financial Corp.                             1,166,372
    1,000           1       QC Holdings, Inc.                                       17,400
                            Total consumer finance                                  1,183,772
                            CONTAINERS & PACKAGING--0.3%
    11,800          1       Pactiv Corp.                                            262,078
                            DISTRIBUTORS--0.1%
    1,500           1       WESCO International, Inc.                               50,685
                            DIVERSIFIED FINANCIAL SERVICES--0.8%
    9,700                   CIT Group, Inc.                                         391,589
    13,400          1       CapitalSource Inc.                                      316,374
                            Total diversified financial services                    707,963
                            ELECTRICAL EQUIPMENT--0.3%
    1,500           1       Color Kinetics, Inc.                                    20,055
    191,300         1       Electric City Corp.                                     189,387
    4,600                   Technology Research Corp.                               28,060
                            Total electrical equipment                              237,502
                            ELECTRONIC EQUIPMENT & INSTRUMENTS--2.4%
    8,700                   CDW Corp.                                               508,950
    1,400           1       Dionex Corp.                                            82,866
    5,000           1       Faro Technologies, Inc.                                 144,200
    6,500           1       Gerber Scientific, Inc.                                 46,930
    55,000          1       Jabil Circuit, Inc.                                     1,296,350
    2,200                   Park Electrochemical Corp.                              43,010
    12,500          1        Vishay Intertechnology, Inc.                           163,375
                            Total electronic equipment & instruments                2,285,681
                            ENERGY EQUIPMENT &  SERVICES--3.8%
    2,300           1       Cal Dive International, Inc.                            100,510
    29,900          1       Nabors Industries Ltd.                                  1,506,960
    8,100                   Schlumberger Ltd.                                       551,124
    25,600          1       Weatherford International Ltd.                          1,389,312
                            Total energy equipment & services                       3,547,906
                            FOOD & STAPLES RETAILING --3.4%
    3,400           1       7-Eleven, Inc.                                          81,090
    2,300                   Nash Finch Co.                                          95,899
    4,700           1       Performance Food Group Co.                              127,887
    21,000                  Sysco Corp.                                             734,370
    41,000                  Wal-Mart Stores, Inc.                                   2,148,400
                            Total food & staples retailing                          3,187,646
                            FOOD PRODUCTS--0.7%
    13,000                  General Mills, Inc.                                     688,870
                            HEALTHCARE EQUIPMENT & SUPPLIES--3.8%
    11,600          1       Align Technology, Inc.                                  100,456
    30,000          1       Boston Scientific Corp.                                 991,800
    18,800          1       Cytyc Corp.                                             470,940
    28,500          1       Edwards Lifesciences Corp.                              1,159,950
    13,500                  Medtronic, Inc.                                         708,615
    47,800          1       Spectral Diagnostics, Inc.                              44,311
    3,000           1       Sybron Dental Specialties, Inc.                         113,280
                            Total healthcare equipment & supplies                   3,589,352
                            HEALTHCARE PROVIDERS & SERVICES--5.0%
    12,200          1       Amerigroup Corp.                                        501,542
    19,300          1       Amsurg Corp.                                            509,713
    10,900          1       Caremark Rx, Inc.                                       426,190
    12,000          1       Cerner Corp.                                            597,000
    18,000          1       Express Scripts, Inc., Class A                          1,335,420
    3,000           1       Pediatrix Medical Group                                 200,370
    17,100          1       Psychiatric Solutions, Inc.                             605,340
    13,900          1       United Surgical Partners International, Inc.            547,521
                            Total healthcare providers & services                   4,723,096
                            HOTELS, RESTAURANTS & LEISURE--1.2%
    12,400          1       Bally Total Fitness Holding Corp.                       49,228
    2,500           1       Benihana, Inc., Class A                                 36,125
    11,100                  Outback Steakhouse, Inc.                                511,155
    7,300                   Royal Caribbean Cruises Ltd.                            386,900
    8,600           1       Sunterra Corp.                                          118,766
                            Total hotels, restaurants & leisure                     1,102,174
                            HOUSEHOLD DURABLES--1.5%
    15,800                  Applica, Inc.                                           85,320
    4,100           1       Comstock Homebuilding Cos., Inc.                        97,990
    4,600                   Harman International Industries, Inc.                   559,590
    5,300                   Levitt Corp.                                            155,820
    6,500           1       Toll Brothers, Inc.                                     507,455
                            Total household durables                                1,406,175
                            HOUSEHOLD PRODUCTS--2.6%
    13,000                  Colgate-Palmolive Co.                                   683,020
    4,300           1       Energizer Holdings, Inc.                                243,423
    28,000                  Procter & Gamble Co.                                    1,490,440
                            Total household products                                2,416,883
                            IT SERVICES--0.1%
    11,600          1       AnswerThink Consulting Group, Inc.                      53,940
                            INDUSTRIAL CONGLOMERATES--5.8%
    17,000                  3M Co.                                                  1,434,120
    110,000                 General Electric Co.                                    3,974,300
    5,600                   Raven Industries, Inc.                                  102,928
                            Total industrial conglomerates                          5,511,348
                            INSURANCE--0.4%
    6,700                   Lincoln National Corp.                                  309,138
    4,700           1       Quanta Capital Holdings Ltd.                            46,060
                            Total INSURANCE                                         355,198
                            INTERNET & CATALOG RETAIL--0.7%
    2,100           1       Blue Nile, Inc.                                         58,800
    8,300           1       J. Jill Group, Inc.                                     120,018
    6,000           1       eBay, Inc.                                              489,000
                            Total internet & catalog retail                         667,818
                            INTERNET SOFTWARE & SERVICES--0.5%
    13,200          1       MatrixOne, Inc.                                         71,544
    5,900           1       Stellent, Inc.                                          50,445
    14,900          1       Verisign, Inc.                                          385,016
                            Total internet software & services                      507,005
                            MACHINERY--1.5%
    1,200                   Briggs & Stratton Corp.                                 46,548
    6,500                   Caterpillar, Inc.                                       579,150
    11,100                  Harsco Corp.                                            605,949
    4,100                   Manitowoc, Inc.                                         149,240
                            Total machinery                                         1,380,887
                            MEDIA--2.8%
    4,300           1       4 Kids Entertainment, Inc.                              79,249
    32,500          1       Comcast Corp., Class A                                  1,046,175
    22,700          1       Cumulus Media, Inc., Class A                            314,168
    4,000           1       Navarre Corp.                                           49,500
    20,000                  Viacom, Inc., Class B                                   746,800
    200                     Washington Post Co., Class B                            182,900
    6,800           1       XM Satellite Radio Holdings, Inc., Class A              216,988
                            Total media                                             2,635,780
                            METALS & MINING--1.4%
    20,000                  Alcoa, Inc.                                             590,200
    5,300                   Fording Canadian Coal Trust                             421,880
    2,300           1       Foundation Coal Holdings, Inc.                          50,485
    3,700                   Peabody Energy Corp.                                    313,575
    600                     Steel Dynamics, Inc.                                    22,680
                            Total metals & mining                                   1,398,820
                            MULTILINE RETAIL--1.4%
    15,600          1       Dollar Tree Stores, Inc.                                424,788
    17,000                  Target Corp.                                            863,090
                            Total multiline retail                                  1,287,878
                            OIL & GAS--2.7%
    2,100           1       ATP Oil & Gas Corp.                                     41,790
    1,600           1       Denbury Resources, Inc.                                 46,720
    37,000                  Exxon Mobil Corp.                                       1,909,200
    1,900           1       Southwestern Energy Co.                                 97,470
    2,800           1       Tesoro Petroleum Corp.                                  89,152
    11,100                  XTO Energy, Inc.                                        398,601
                            Total oil & gas                                         2,582,933
                            PERSONAL PRODUCTS--1.5%
    9,200                   Estee Lauder Cos., Inc., Class A                        415,288
    18,000                  Gillette Co.                                            912,960
    2,800           1       USANA, Inc.                                             101,864
                            Total personal products                                 1,430,112
                            PHARMACEUTICALS--6.1%
    19,500                  Abbott Laboratories                                     877,890
    7,300           1       Eon Labs, Inc.                                          187,318
    7,300           1       Forest Laboratories, Inc., Class A                      303,169
    28,000                  Johnson & Johnson                                       1,811,600
    12,956                  Lilly (Eli) & Co.                                       702,733
    38,000                  Pfizer, Inc.                                            918,080
    25,000                  Wyeth                                                   990,750
                            Total pharmaceuticals                                   5,791,540
                            REAL ESTATE--0.5%
    6,300                   St. Joe Co.                                             433,440
                            ROAD & RAIL--0.5%
    20,000                  Werner Enterprises, Inc.                                426,400
                            SEMICONDUCTOR  EQUIPMENT & PRODUCTS--3.9%
    6,500           1       Ade Corp.                                               117,065
    7,100           1       Cree, Inc.                                              170,613
    2,800           1       Cypress Semiconductor Corp.                             31,920
    31,500          1       FSI International, Inc.                                 135,135
    85,000                  Intel Corp.                                             1,908,250
    12,600          1       International Rectifier Corp.                           493,290
    2,100           1       Lam Research Corp.                                      56,196
    23,200          1       ON Semiconductor Corp.                                  84,912
    80,000                  Taiwan Semiconductor Manufacturing Co., ADR             700,000
                            Total semiconductor equipment & products                3,697,381
                            SOFTWARE--6.9%
    14,800          1       Cadence Design Systems, Inc.                            197,284
    11,300          1       Electronic Arts, Inc.                                   727,042
    100,000                 Microsoft Corp.                                         2,628,000
    50,500          1       Novell, Inc.                                            291,385
    5,900           1       Open Solutions, Inc.                                    128,738
    62,100          1       Opsware, Inc.                                           356,454
    10,700          1       Symantec Corp.                                          249,845
    37,500          1       Synopsys, Inc.                                          637,500
    6,500           1       Transaction Systems Architects, Inc., Class A           138,060
    45,000          1       Veritas Software Corp.                                  1,157,400
                            Total software                                          6,511,708
                            SPECIALTY RETAIL--4.7%
    18,600          1       CarMax, Inc.                                            538,098
    5,400           1       Chicos Fas, Inc.                                        284,472
    29,200          1       GameStop Corp.                                          557,428
    28,000                  Home Depot, Inc.                                        1,155,280
    9,000                   Lowe's Cos., Inc.                                       512,910
    15,300                  Michaels Stores, Inc.                                   470,475
    7,800                   PetSmart, Inc.                                          235,794
    12,100                  Staples, Inc.                                           396,154
    7,300           1        Williams-Sonoma, Inc.                                  252,580
                            Total specialty retail                                  4,403,191
                            THRIFTS & MORTGAGE FINANCE--1.6%
    5,400                   Commercial Capital Bancorp, Inc.                        107,406
    9,900                   Countrywide Financial Corp.                             366,300
    9,000                   Federal National Mortgage Association                   581,220
    38,244                  W Holding Co., Inc.                                     498,702
                            Total thrifts & mortgage finance                        1,553,628
                            TOBACCO--0.7%
    10,000                  Altria Group, Inc.                                      638,300
                            TRADING COMPANIES & DISTRIBUTORS--0.3%
    3,000                   Fastenal Co.                                            180,390
    7,900           1       United Rentals, Inc.                                    134,379
                            Total trading companies & distributors                  314,769
                            Total Common Stocks (identified cost
                            $91,111,603)                                            91,983,872
                            EXCHANGE TRADED Mutual Fund--0.4%
    6,000                   iShares Russell 2000 Growth Index Fund (AT NET
                            ASSET VALUE)                                            386,400
                            Mutual Fund--0.0%
    867                     SSGA Money Market Fund (AT NET ASSET VALUE)             867
                            Total Investments---98.2% (identified cost
                            $91,498,870)2                                     $     92,371,139
                            other assets and liabilities---net---1.8%               1,674,204
                            total net assets--100%                             $     94,045,343

1      Non-income producing security.
2      The cost of investments for federal tax purposes amounts to
       $91,498,870. The net unrealized appreciation of investments for federal tax purposes was $872,269. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $4,280,150 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,407,881.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.


Investment  Valuations - Listed  equity  securities  are valued at the last sale price or  official  closing  price  reported  in the  market  in which  they are
primarily   traded   (either  on  a   national   securities   exchange   or  the
over-the-counter  market),  if  available.  If  unavailable,   the  security  is
generally  valued at the mean  between the last  closing  bid and asked  prices.
Short-term  securities  are  valued at the  prices  provided  by an  independent pricing service. However,  short-term securities with remaining maturities of 60 days or less at the time of  purchase  may be valued at  amortized  cost,  which
approximates  fair  market  value.   Investments  in  other  open-end  regulated
investment  companies  are valued at net asset  value.  Securities  for which no quotations  are  readily  available  or whose  values  have been  affected  by a significant  event occurring  between the close of their primary markets and the closing of the New York Stock Exchange are valued at fair value as determined in accordance with procedures  established by and under general  supervision of the
Board of Trustees.

The following acronym is used throughout this portfolio:
ADR         --American Depositary Receipt










MTB New York Municipal Bond Fund
Portfolio of Investments
January 31, 2005 (unaudited)

   Principal
   Amount            Description                                              Value
                1    municipal bonds--98.9%
                     FLORIDA--1.4%
$  1,000,000         Florida State Department of Environmental
                     Protection, (Series A), 5.750% (Original
                     Issue Yield: 5.24%), 7/1/2013                       $    1,138,840
                     GUAM--0.5%
   375,000           Guam Housing Corp., State Single Family
                     Housing Revenue Bonds, 5.750%, 9/1/2031                  419,366
                     NEW YORK--89.8%
   1,040,000         34th Street Partnership, Inc., NY, Special
                     Assessment, 5.000% (Original Issue Yield:
                     3.99%), 1/1/2015                                         1,133,132
   200,000           Albany, NY, Housing Authority, Revenue Bond,
                     5.200% (Key Bank, N.A. LOC), 12/1/2013                   211,512
   150,000           Albany, NY, Housing Authority, Revenue Bonds,
                     5.400% (Key Bank, N.A. LOC), 12/1/2018                   159,411
   200,000           Albany, NY, Housing Authority, Revenue Bonds,
                     5.500% (Key Bank, N.A. LOC), 12/1/2028                   207,054
   435,000           Albany, NY, Parking Authority, (Series A),
                     5.000% (Original Issue Yield: 4.79%),
                     7/15/2008                                                459,103
   500,000           Albany, NY, Parking Authority, (Series A),
                     5.625% (Original Issue Yield: 5.75%),
                     7/15/2025                                                535,965
   500,000           Appleridge Retirement Community, Revenue
                     Bonds, 5.600% (GNMA Collateralized Home
                     Mortgage Program)/(GNMA Collateralized Home
                     Mortgage Program LOC), 9/1/2021                          560,165
   700,000           Bethlehem, NY, CSD, 7.100% (AMBAC
                     LOC)/(Original Issue Yield: 7.25%), 11/1/2009            828,653
   50,000            Broome County, NY, Certificate of
                     Participation, 5.250% (MBIA Insurance Corp.
                     INS)/(Original Issue Yield: 5.578%), 4/1/2022            51,100
   1,000,000         Canton, NY, Human Services, 5.750% (Original
                     Issue Yield: 5.80%), 9/1/2032                            1,070,870
   1,000,000         Chemung County, NY, IDA, (Series B), 5.00%
                     (Original Issue Yield: 4.999%), 11/1/2034                1,014,440
   750,000           Chemung County, NY, IDA, 5.000% (Arnot Ogden
                     Medical Center)/(Original Issue Yield:
                     5.02%), 11/1/2034                                        760,830
   1,355,000         East Rochester, NY, Housing Authority,
                     Refunding Revenue Bonds, 6.125% (Original
                     Issue Yield: 5.375%), 4/20/2043                          1,507,058
   50,000            Erie County, NY, Water Authority, (Series A),
                     6.000% (AMBAC INS)/(Original Issue Yield:
                     7.25%), 12/1/2008                                        53,984
   1,000,000         Geneva, NY, Revenue Bond, (Project A),
                     5.375%, 2/1/2033                                         1,069,680
   125,000           Holiday Square Housing Development Corp., NY,
                     Section 8 Assisted Project, 5.800% (Holiday
                     Square Management Co.)/(FNMA COL)/(Original
                     Issue Yield: 5.943%), 1/15/2024                          125,111
   50,000            Lakewood, NY, (GO UT), Public Improvement
                     Bonds, 5.500% (Original Issue Yield: 5.70%),
                     4/1/2012                                                 51,494
   1,000,000         Mahopac, NY, CSD, (GO UT), (Series C), Bonds,
                     5.300% (Original Issue Yield: 5.35%), 6/1/2018           1,110,870
   25,000            Monroe County, NY, IDA, Revenue Bonds, 5.800%
                     (Nazareth College)/(MBIA Insurance Corp.
                     INS)/(Original Issue Yield: 5.799%), 6/1/2010            25,809
   1,000,000         Montgomery County, NY, IDA, Revenue Bonds
                     (Series A), 5.000% (XL Capital Assurance Inc.
                     INS), 7/1/2029                                           1,045,420
   870,000           Municipal Assistance Corp. of Troy, NY,
                     Revenue Refunding Bonds (Series A) , 5.000%
                     (Original Issue Yield: 5.40%), 1/15/2010                 922,339
   250,000           Nassau County, NY, (Series S), 5.125% (AMBAC
                     LOC)/(Original Issue Yield: 5.35%), 3/1/2013             265,082
   500,000           Nassau County, NY, GO, (Series F), 7.000%
                     (FSA LOC), 3/1/2010                                      592,565
   500,000           Nassau County, NY, Special Tax, 5.750%
                     (Original Issue Yield: 5.18%), 11/15/2013                573,545
   990,000           New Rochelle, NY, Municipal Housing
                     Authority, Revenue Bonds, 6.500% (HUD Section
                     8 LOC)/(Original Issue Yield: 6.803%),
                     12/1/2014                                                1,128,372
   1,000,000         New York City, NY, Health and Hospitals
                     Corp., (Series A), 5.450% (Original Issue
                     Yield: 5.48%), 2/15/2026                                 1,047,050
   1,000,000         New York City, NY, IDA, Revenue Bonds, 6.000%
                     (Terminal One Group Association)/(Original
                     Issue Yield: 6.40%), 1/1/2015                            1,013,790
   1,000,000         New York City, NY, Municipal Water Finance
                     Authority, (Series C), 5.125% (Original Issue
                     Yield: 5.43%), 6/15/2033                                 1,043,570
   1,000,000         New York City, NY, Municipal Water Finance
                     Authority, Fiscal 2004-C Revenue Bonds,
                     5.000% (AMBAC INS), 6/15/2035                            1,046,800
   1,000,000         New York City, NY, Municipal Water Finance
                     Authority, Revenue Bonds, 5.500% (MBIA
                     Insurance Corp. INS)/(Original Issue Yield:
                     5.855%), 6/15/2027                                       1,066,830
   2,500,000         New York City, NY, Transitional Finance
                     Authority, (Series E), 5.000%, 2/1/2033                  2,590,850
   65,000            New York City, NY, Transitional Finance
                     Authority, 5.500%, 2/1/2013                              73,408
   1,000,000         New York City, NY, Transitional Finance
                     Authority, Refunding Revenue Bond, 5.750%,
                     11/1/2011                                                1,134,850
   135,000           New York City, NY, Transitional Finance
                     Authority, Refunding Revenue Bonds, 5.500%
                     (Original Issue Yield: 4.62%), 2/1/2013                  152,464
   875,000           New York City, NY, Transitional Finance
                     Authority, Revenue Bonds, 5.750%, 2/15/2015              988,356
   45,000            New York City, NY, (Series A), 6.250% (MBIA
                     Insurance Corp. LOC)/(Original Issue Yield:
                     6.45%), 8/1/2009                                         48,262
   230,000           New York City, NY, (GO UT), (Series I),
                     Bonds, 6.250% (Original Issue Yield: 5.85%),
                     4/15/2006                                                240,175
   500,000           New York City, NY, (GO UT), Bonds, (Series
                     2000A), 5.750% (Original Issue Yield: 5.79%),
                     5/15/2018                                                556,255
   1,210,000         New York Counties Tobacco Trust II, Refunding
                     Revenue Bonds, 5.250% (Original Issue Yield:
                     5.30%), 6/1/2025                                         1,200,356
   425,000           New York State Dormitory Authority, (Series
                     C), 7.375% (Original Issue Yield: 7.471%),
                     5/15/2010                                                503,795
   1,575,000         New York State Dormitory Authority, (Series
                     C), 7.375% (Original Issue Yield: 7.471%),
                     5/15/2010                                                1,782,302
   750,000           New York State Dormitory Authority, FHA
                     Insured Mortgage Ellis Hospital Revenue Bond,
                     5.050% (FHA GTD), 8/15/2024                              794,040
   1,000,000         New York State Dormitory Authority, Health,
                     Hospital, Nursing Home Improvement Revenue
                     Bonds, 5.100% (AMBAC LOC), 2/1/2019                      1,054,020
   1,205,000         New York State Dormitory Authority, Lenox
                     Hill Hospital Obligation Group, 5.750%,
                     7/1/2015                                                 1,306,606
   20,000            New York State Dormitory Authority, Refunding
                     Revenue Bonds, (Series B), 5.250% (Original
                     Issue Yield: 5.75%), 5/15/2019                           22,511
   10,000            New York State Dormitory Authority, Refunding
                     Revenue Bonds, 5.125% (Original Issue Yield:
                     5.33%), 8/15/2017                                        10,697
   990,000           New York State Dormitory Authority, Refunding
                     Revenue Bonds, 5.125% (Original Issue Yield:
                     5.33%), 8/15/2017                                        1,055,498
   1,000,000         New York State Dormitory Authority, Refunding
                     Revenue Bonds, 5.300%, 7/1/2008                          1,030,550
   165,000           New York State Dormitory Authority, Revenue
                     Bonds, 5.850% (Arden Hill)/(FHA INS), 8/1/2026           181,693
   370,000           New York State Dormitory Authority, Revenue
                     Bonds, 5.850% (Wesley Health System)/(FHA
                     INS), 8/1/2026                                           402,949
   1,000,000         New York State Dormitory Authority, Revenue
                     Bonds, 6.050% (Lutheran Center at
                     Poughkeepsie)/(Key Bank of New York
                     LOC)/(Original Issue Yield: 6.08%), 7/1/2026             1,059,310
   3,000,000         New York State Dormitory Authority, Revenue
                     Bonds, 7.500%, 5/15/2013                                 3,847,980
   1,000,000         New York State Dormitory Authority, Revenue
                     Refunding Bonds, 5.300% (Rochester, NY)/(MBIA
                     Insurance Corp. LOC)/(Original Issue Yield:
                     5.475%), 7/1/2017                                        1,072,340
   80,000            New York State Dormitory Authority, Revenue
                     Refunding Bonds, 7.150% (R & J Jewish
                     Geriatric Center)/(FHA INS), 8/1/2014                    81,870
   1,000,000         New York State Dormitory Authority, Rochester
                     University, 5.125%, 7/1/2039                             1,042,670
   1,000,000         New York State Dormitory Authority, United
                     Health Services, 5.375% (AMBAC LOC)/(Original
                     Issue Yield: 5.573%), 8/1/2027                           1,078,790
   1,000,000         New York State Environmental Facilities Corp.
                     State Clean Water and Drinking Water, Revenue
                     Bonds, 5.000%, 6/15/2016                                 1,090,940
   430,000           New York State Environmental Facilities
                     Corp., 5.000%, 10/15/2015                                468,722
   15,000            New York State Environmental Facilities
                     Corp., 5.850%, 1/15/2015                                 15,813
   400,000           New York State Environmental Facilities
                     Corp., 5.875%, 1/15/2017                                 454,084
   75,000            New York State Environmental Facilities
                     Corp., Refunding Revenue Bonds, 5.200%
                     (Original Issue Yield: 5.20%), 5/15/2014                 83,940
   1,040,000         New York State Environmental Facilities
                     Corp., Revenue Bonds, 5.850%, 1/15/2015                  1,094,985
   25,000            New York State Environmental Facilities
                     Corp., Solid Waste Disposal Revenue Bonds,
                     (Series A), 5.700% (Occidental Petroleum
                     Corp.)/(Original Issue Yield: 5.75%), 9/1/2028           25,056
   15,000            New York State HFA, (Series A), 6.900%,
                     8/15/2007                                                15,035
   1,000,000         New York State HFA, (Series A), 7.750% (FHA
                     LOC)/(Original Issue Yield: 7.748%), 8/15/2017           1,022,370
   50,000            New York State HFA, Revenue Refunding Bonds,
                     7.900% (United States Treasury COL), 11/1/2006           52,722
   635,000           New York State HFA, Service Contract
                     Obligation Revenue Bonds, (Series 1995 A),
                     6.250% (Original Issue Yield: 6.35%),
                     9/15/2010                                                689,000
   365,000           New York State HFA, Service Contract
                     Obligation Revenue Bonds, (Series 1995 A),
                     6.250% (Original Issue Yield: 6.35%),
                     9/15/2010                                                380,465
   885,000           New York State HFA, Service Contract
                     Obligation Revenue Bonds, (Series 1995 A),
                     6.375% (Original Issue Yield: 6.45%),
                     9/15/2015                                                971,252
   865,000           New York State Mortgage Agency, (Refunding
                     Revenue Bonds), 5.700% (Original Issue Yield:
                     5.70%), 4/1/2011                                         906,624
   480,000           New York State Mortgage Agency, (Series 67),
                     5.800% (Original Issue Yield: 5.799%),
                     10/1/2028                                                501,528
   2,095,000         New York State Mortgage Agency, Revenue Bond,
                     (Series, MBIA), 5.875% (MBIA Insurance Corp.
                     LOC), 10/1/2015                                          2,238,759
   300,000           New York State Mortgage Agency, Revenue
                     Refunding Bonds, (Series 53), 5.250%,
                     10/1/2006                                                312,126
   1,000,000         New York State Thruway Authority, (Series
                     1999A), 5.125% (New York State Thruway
                     Authority - Highway and Bridge Trust
                     Fund)/(Original Issue Yield: 4.601%), 4/1/2011           1,094,120
   1,000,000         New York State Thruway Authority, (Series
                     2000A) , 6.250% (New York State Thruway
                     Authority - Highway and Bridge Trust
                     Fund)/(FSA LOC), 4/1/2011                                1,162,220
   1,000,000         New York State Thruway Authority, (Series
                     2000A), 6.000% (New York State Thruway
                     Authority - Highway and Bridge Trust
                     Fund)/(Original Issue Yield: 5.69%), 4/1/2015            1,148,790
   25,000            Niagara Falls, NY, Bridge Commission, (Series
                     B), 5.250% (FGIC INS)/(Original Issue Yield:
                     5.35%), 10/1/2015                                        27,838
   1,000,000         North Babylon Union Free School District, NY,
                     (Series A), 5.500% (FGIC LOC)/(Original Issue
                     Yield: 5.57%), 2/15/2017                                 1,115,010
   85,000            Onondaga County, NY, IDA, University and
                     College Improvements Revenue Bonds, 5.000%,
                     3/1/2009                                                 90,289
   1,580,000         Orange County, NY, (GO UT), 5.100% (Original
                     Issue Yield: 5.29%), 7/15/2019                           1,707,522
   165,000           Riverton Housing Corp., Revenue Bonds, 6.650%
                     (FHA INS), 8/1/2024                                      179,065
   250,000           Sales Tax Asset Receivable Corp., Revenue
                     Bonds, (Series A), 5.000% (AMBAC INS),
                     10/15/2032                                               263,448
   155,000           Schenectady, NY, IDA, (Series A), 5.450%
                     (Union College)/(AMBAC INS)/(Original Issue
                     Yield: 5.467%), 12/1/2029                                171,973
   10,000            Spackenkill, NY, Unified Free School
                     District, (GO UT), 6.125%, 9/15/2014                     11,904
   1,000,000         TSASC, Inc. NY, Cash flow management, Public
                     Improvements, 6.250%, 7/15/2027                          1,020,290
   500,000           Tobacco Settlement Financing Corp., NY,
                     (Series A), 5.000%, 6/1/2011                             518,920
   1,430,000         Tobacco Settlement Financing Corp., NY,
                     (Series A-1), 5.250% (Original Issue Yield:
                     4.00%), 6/1/2016                                         1,541,697
   300,000           Tobacco Settlement Financing Corp., NY, Asset
                     Backed Revenue Bonds (Series C-1), 5.250%
                     (New York State), 6/1/2013                               321,987
   635,000           Tompkins County, NY IDA, Revenue Bonds,
                     6.050% (Ithacare Center Project)/(FHA INS),
                     2/1/2017                                                 664,934
   280,000           Tompkins, NY Health Care Corp., 10.800% (FHA
                     INS), 2/1/2028                                           317,044
   640,000           Triborough Bridge & Tunnel Authority, NY,
                     (Series A), 5.000% (Original Issue Yield:
                     5.24%), 1/1/2027                                         666,733
   100,000           Triborough Bridge & Tunnel Authority, NY,
                     (Series B), 5.125% (Original Issue Yield:
                     4.73%), 11/15/2029                                       104,966
   3,500,000         Triborough Bridge & Tunnel Authority, NY,
                     (Series Y) Refunding Revenue Bond, 6.125%
                     (CapMAC Holdings, Inc.)/(CapMAC Holdings,
                     Inc. LOC)/(Original Issue Yield: 6.20%),
                     1/1/2021                                                 4,384,940
   285,000           Triborough Bridge & Tunnel Authority, NY,
                     Refunding Revenue Bonds, 6.750% (Original
                     Issue Yield: 6.821%), 1/1/2009                           315,600
   425,000           Utica, NY, IDA Civic Facility, (Series A)
                     Revenue Bond, 5.500% (Munson Williams
                     Proctor), 7/15/2029                                      453,305
   320,000           Utica, NY, IDA Civic Facility, (Series A),
                     5.375% (Munson Williams Proctor)/(Original
                     Issue Yield: 5.45%), 7/15/2019                           347,040
   510,000           Utica, NY, IDA Civic Facility, 5.500%,
                     8/15/2013                                                563,509
   1,000,000         Webster, NY, CSD, (GO UT), 5.125% (FGIC
                     LOC)/(Original Issue Yield: 5.40%), 6/15/2019            1,106,050
                     Total new york                                           73,616,816
                     PUERTO RICO--4.3%
   550,000           Commonwealth of Puerto Rico, (GO UT), 7.000%,
                     7/1/2010                                                 660,891
   1,000,000         Puerto Rico Electric Power Authority, Revenue
                     Bonds, (Series S), 6.125% (MBIA Insurance
                     Corp. LOC)/(Original Issue Yield: 6.30%),
                     7/1/2009                                                 1,139,660
   1,390,000         Puerto Rico Highway and Transportation
                     Authority, Refunded Revenue Bond (Series Y),
                     6.250% (MBIA Insurance Corp. INS), 7/1/2014              1,706,253
   25,000            Puerto Rico Industrial, Medical &
                     Environmental PCA, Revenue Bonds, 5.100%
                     (American Home Products Corp.)/(Original
                     Issue Yield: 5.30%), 12/1/2018                           25,672
                     Total puerto rico                                        3,532,476
                     SOUTH CAROLINA--0.6%
   500,000           Tobacco Settlement Revenue Management
                     Authority, SC, (Series B), 6.375% (Original
                     Issue Yield: 6.48%), 5/15/2030                           495,600
                     WISCONSIN--2.3%
   1,865,000         Badger, WI Tobacco Asset Securitization
                     Corp., Refunding Revenue Bonds, 6.125%,
                     6/1/2027                                                 1,872,441
   50,000            Monona Grove, WI School District, (GO  UT),
                     Refunding Bonds, 4.000% (FSA INS), 5/1/2014              51,567
                     Total wisconsin                                          1,924,008
                     Total municipal Investments---98.9%
                     (identified cost $77,406,398 )2                          81,127,106
                     OTHER ASSETS AND LIABILITIES---NET---1.1%                867,280
                     TOTAL NET ASSETS----100%                            $    81,994,386

1 At January 31, 2005, 8.3% of the total investments at market value were subject to alternative minimum tax (percentage is unaudited).
2 The cost of investments for federal tax purposes amounts to $77,385,042. The net unrealized appreciation of investments for federal tax purposes was $3,742,064. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,853,832 and net unrealized depreciation from investments for those securities having an excess of cost over value of $111,768.


Note:         The categories of investments are shown as a percentage of total net assets at January 31, 2005.

Investment Valuations -- Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant.
Securities for which no quotations are readily available or whose values have been affected by a significant event occuring between the close of their primary markets and the closing of the New York Stock Exchange are valued at fair value as determined in accordance established by and under general supervision of the Board of Trustees.



The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
COL         --Collateralized
CSD         --Central School District
FGIC        --Financial Guaranty Insurance Company
FHA         --Federal Housing Administration
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GO          --General Obligation
GTD         --Guaranteed
HFA         --Housing Finance Authority
IDA         --Industrial Development Authority
INS         --Insured
LOC         --Letter of Credit
PCA         --Pollution Control Authority
UT          --Unlimited Tax













MTB New York Tax Free Money Market Fund
Portfolio of Investments
January 31, 2005 (unaudited)

   Principal
   Amount               Description                                               Value
                 1      Short-Term Municipals--99.5%
                        NEW YORK--99.5%
$  1,570,000            Albany, NY, IDA, (Series 2001C: Empire
                        Commons North), Weekly VRDNs (University at
                        Albany Foundation Student Housing
                        Corp.)/(AMBAC INS)/(Key Bank, N.A. LIQ)            $      1,570,000
   480,000              Albany, NY, (GO UT), 3.00% BANs, 6/9/2005                 482,151
   1,230,000            Albany, NY, (GO UT), 3.00% BANs, 6/9/2005                 1,235,513
   1,110,000            Averill Park, NY, CSD, (Series A), 4.25%
                        Bonds (FSA INS), 6/15/2005                                1,120,249
   3,000,000            Clarence, NY, CSD, 3.00% BANs, 6/30/2005                  3,016,259
   7,750,000            Clinton County, NY, IDA, (Series 2002A),
                        Weekly VRDNs (Champlain Valley Physicians
                        Hospital Medical Center)/(Radian Asset
                        Assurance INS)/(Key Bank, N.A. LIQ)                       7,750,000
   1,790,000            Dutchess County, NY, IDA, (Series 1998-A),
                        Weekly VRDNs (Marist College)/(Bank of New
                        York LOC)                                                 1,790,000
   1,120,000            Erie County, NY, IDA, (Series 1998), Weekly
                        VRDNs (B & G Properties LLC)/(HSBC Bank USA
                        LOC)                                                      1,120,000
   1,585,000            Erie County, NY, IDA, (Series 2002: Civic
                        Facility Revenue Bonds), Weekly VRDNs
                        (People, Inc.)/(Key Bank, N.A. LOC)                       1,585,000
   2,400,000            Herkimer County, NY, IDA, Civic Facility
                        Revenue Bonds, (Series 2000), Weekly VRDNs
                        (Templeton Foundation)/(Key Bank, N.A. LOC)               2,400,000
   4,000,000            Herricks, NY, Union Free School District,
                        3.25% Bonds, 12/1/2005                                    4,035,327
   4,000,000            Lindenhurst, NY, Union Free School District,
                        2.75% Bonds (State Aid Withholding LOC),
                        6/23/2005                                                 4,011,509
   3,500,000            Metropolitan Transportation Authority, NY,
                        (Series 2002D-1), Weekly VRDNs (FSA
                        INS)/(WestLB AG (GTD) LIQ)                                3,500,000
   4,505,000            Metropolitan Transportation Authority, NY,
                        (Series 2002D-2), Weekly VRDNs (FSA
                        INS)/(Dexia Credit Local LIQ)                             4,505,000
   4,000,000            Monroe County, NY, IDA Weekly VRDNs (Radian
                        Group, Inc. LOC)/(Key Bank, N.A. LIQ)                     4,000,000
   4,800,000            New York City, NY, Housing Development
                        Corp., (Series 2003A: 2 Gold Street), Weekly
                        VRDNs (2 Gold LLC)/(Fleet National Bank LOC)              4,800,000
   3,600,000            New York City, NY, IDA, (Series 2000),
                        Weekly VRDNs (National Center on Addiction
                        and Substance Abuse at Columbia
                        University)/(J.P. Morgan Chase Bank, N.A.
                        LOC)                                                      3,600,000
   1,900,000            New York City, NY, IDA, Revenue Bonds Weekly
                        VRDNs (Children's Oncology Society)/(Bank of
                        New York LOC)                                             1,900,000
   3,300,000            New York City, NY, Municipal Water Finance
                        Authority Daily VRDNs (FGIC INS)/(FGIC
                        Securities Purchase, Inc. LIQ)                            3,300,000
   1,100,000            New York City, NY, Municipal Water Finance
                        Authority, (Series 2001 F-2), Weekly VRDNs
                        (J.P. Morgan Chase Bank, N.A. LIQ)                        1,100,000
   3,000,000            New York City, NY, Municipal Water Finance
                        Authority, (Series 5), 1.83% CP (Bayerische
                        Landesbank Girozentrale, Landesbank
                        Hessen-Thueringen, Frankfurt and WestLB AG
                        (GTD) LOCs), Mandatory Tender 2/3/2005                    3,000,000
   1,000,000            New York City, NY, Municipal Water Finance
                        Authority, (Series C), Daily VRDNs (FGIC
                        INS)/(FGIC Securities Purchase, Inc. LIQ)                 1,000,000
   1,500,000            New York City, NY, Transitional Finance
                        Authority, (1999 Subseries A-2), Weekly
                        VRDNs (Bank of Nova Scotia, Toronto LIQ)                  1,500,000
   5,190,000            New York City, NY, Transitional Finance
                        Authority, (Series E), 2.00% Bonds, 2/1/2005              5,190,000
   700,000              New York City, NY, (1994 Series A-5), Daily
                        VRDNs (KBC Bank N.V. LOC)                                 700,000
   130,000              New York City, NY, (1994 Series E-2), Daily
                        VRDNs (J.P. Morgan Chase Bank, N.A. LOC)                  130,000
   1,800,000            New York City, NY, (1994 Series E-4), Daily
                        VRDNs (State Street Bank and Trust Co. LOC)               1,800,000
   1,200,000            New York City, NY, (1994 Series H-4), Weekly
                        VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ)                     1,200,000
   400,000              New York City, NY, (1995 Series B-4), Daily
                        VRDNs (MBIA Insurance Corp. INS)/(Landesbank
                        Hessen-Thueringen LIQ)                                    400,000
   1,475,000            New York City, NY, (1995 Series F-4), Weekly
                        VRDNs (Landesbank Hessen-Thueringen,
                        Frankfurt LOC)                                            1,475,000
   5,600,000            New York City, NY, (2004 Series A-6), Weekly
                        VRDNs (Landesbank Baden-Wuerttemberg LOC)                 5,600,000
   3,565,000            New York City, NY, (Series B), 6.10% Bonds,
                        8/15/2005                                                 3,641,539
   2,855,000            New York State Dormitory Authority, (Series
                        2000), Weekly VRDNs (Glen Eddy, Inc.)/(Fleet
                        National Bank LOC)                                        2,855,000
   7,915,000            New York State Dormitory Authority, (Series
                        2003), Weekly VRDNs (Teresian House Housing
                        Corp.)/(Lloyds TSB Bank PLC, London LOC)                  7,915,000
   5,850,000            New York State Dormitory Authority, (Series
                        F-1), 2.00% Bonds, 2/15/2005                              5,851,265
   5,460,000            New York State Dormitory Authority, Mental
                        Health Services (2003 Subseries D-2D),
                        Weekly VRDNs (New York State)/(AMBAC
                        INS)/(Landesbank Baden-Wuerttemberg LIQ)                  5,460,000
   4,000,000            New York State HFA, Weekly VRDNs (Special
                        Surgery Hospital)/(J.P. Morgan Chase Bank,
                        N.A. LOC)                                                 4,000,000
   4,200,000            New York State HFA, Service Contract Revenue
                        Bonds (2003 Series B), Weekly VRDNs (BNP
                        Paribas SA LOC)                                           4,200,000
   5,055,000            New York State Local Government Assistance
                        Corp., (Series 1993A), Weekly VRDNs
                        (Bayerische Landesbank Girozentrale and
                        WestLB AG (Guaranteed) LOCs)                              5,055,000
   2,200,000            New York State Local Government Assistance
                        Corp., (Series 1995B), Weekly VRDNs (Bank of
                        Nova Scotia, Toronto LOC)                                 2,200,000
   3,000,000            New York State Thruway Authority Service
                        Contract, Refunding Revenue Bonds, 5.90%
                        Bonds (AMBAC LOC), 4/1/2005 (@102)                        3,083,217
   2,240,000            New York State Thruway Authority Service
                        Contract, Refunding Revenue Bonds, 6.00%
                        Bonds, 4/1/2005                                           2,256,941
   2,673,000            Onondaga County, NY, IDA, (Series 1999A),
                        Weekly VRDNs (Christian Brothers Academy of
                        Syracuse, NY)/(Key Bank, N.A. LOC)                        2,673,000
   3,800,000            Ontario County, NY, IDA, (Series 2003A),
                        Weekly VRDNs (Frederick Ferris Thompson
                        Hospital)/(Key Bank, N.A. LOC)                            3,800,000
   1,130,000            Orange County, NY, IDA, (Series 2002),
                        Weekly VRDNs (Horton Medical Center)/(FSA
                        INS)/(Fleet National Bank LIQ)                            1,130,000
   2,655,000            Pittsford, NY, CSD, 3.00% BANs, 10/14/2005                2,676,855
   2,000,000            Port Authority of New York and New Jersey,
                        Adjustable Versatile Structure Obligation
                        (Series 3), Daily VRDNs (J.P. Morgan Chase
                        Bank, N.A. LIQ)                                           2,000,000
   4,000,000            Port Authority of New York and New Jersey,
                        Equipment Note Agreement (Series 2002-2),
                        Weekly VRDNs                                              4,000,000
   1,500,000            Riverhead, NY, IDA, IDRB, (Series 1998),
                        Weekly VRDNs (Altaire Pharmaceuticals,
                        Inc.)/(Mellon Bank N.A., Pittsburgh LOC)                  1,500,000
   5,000,000            Schalmont, NY, CSD, 2.00% BANs, 6/16/2005                 5,000,000
   2,150,000            Seneca County, NY, IDA, (Series 2000),
                        Weekly VRDNs (Kidspeace National Centers of
                        New York, Inc.)/(Key Bank, N.A. LOC)                      2,150,000
   2,510,000            Suffolk County, NY, IDA, (Series 1997B),
                        Weekly VRDNs (Maryhaven Center of Hope)/(Key
                        Bank, N.A. LOC)                                           2,510,000
   3,050,000            Tompkins County, NY, IDA, (Series 2001-A),
                        Weekly VRDNs (Tompkins Cortland Community
                        College Foundation, Inc.)/(HSBC Bank USA LOC)             3,050,000
   4,600,000            Triborough Bridge & Tunnel Authority, NY,
                        Weekly VRDNs (Dexia Credit Local LIQ)                     4,600,000
   1,200,000            Triborough Bridge & Tunnel Authority, NY,
                        (Series 2001B), Weekly VRDNs (AMBAC
                        INS)/(State Street Bank and Trust Co. LIQ)                1,200,000
   2,800,000            Triborough Bridge & Tunnel Authority, NY,
                        (Series 2001C), Weekly VRDNs (AMBAC
                        LOC)/(Bayerische Landesbank LIQ)                          2,800,000
   1,285,000            Triborough Bridge & Tunnel Authority, NY,
                        Subordinate Revenue Bonds, (Series 2000A),
                        Weekly VRDNs (FSA INS)/(J.P. Morgan Chase
                        Bank, N.A. LIQ)                                           1,285,000
   4,790,000            Triborough Bridge & Tunnel Authority, NY,
                        Subordinate Revenue Bonds, (Series 2000D),
                        Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC,
                        London LIQ)                                               4,790,000
   1,539,355            Yonkers, NY, IDA, Civic Facility Revenue
                        Bonds, (Series 1994), Weekly VRDNs
                        (Consumers Union of United States,
                        Inc.)/(AMBAC INS)/(Bank of New York LIQ)                  1,539,355
                        Total MUNICIPAL Investments---99.5% (at
                        amortized cost)2                                   $      172,038,180
                        other assets and liabilities--net--0.5%              $      856,979
                        total net assets---100%                            $      172,895,159

1      At January 31, 2005, 1.5% of the total investments at market value were subject to alternative minimum tax (percentage is unaudited).
2      Also represents cost per federal tax purposes.


Note:         The categories of investments are shown as a percentage of total net assets at January 31, 2005.

 Investment Valuations - The money market funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Investment Act of 1940, as amended.


The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
BANs        --Bond Anticipation Notes
CP          --Commercial Paper
CSD         --Central School District
FGIC        --Financial Guaranty Insurance Corporation
FSA         --Financial Security Assurance
GO          --General Obligation
GTD         --Guaranteed
HFA         --Housing Finance Agency
IDA         --Industrial Development Authority
IDRB        --Industrial Development Revenue Bond
INS         --Insured
LIQ         --Liquidity Agreement
LOC(s)      --Letter(s) of  Credit
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes












MTB Pennsylvania Municipal Bond Fund
Portfolio of Investments
January 31, 2005 (unaudited)

   Principal
   Amount or
   Shares            Description                                             Value
               1     Municipal BONDs -99.0%
                     Pennsylvania--99.0%
$  1,185,000         Adams County, PA, GO UT Refunding Notes, 5.30%
                     (FGIC Insurance)/(Original Issue Yield:
                     5.42%), 11/15/2019                                  $   1,331,430
   1,450,000         Allegheny County, PA, Airport Authority,
                     Refunding Revenue Bonds, 5.75% (MBIA Insurance
                     Corp.)/(Original Issue Yield: 4.85%), 1/1/2006          1,490,208
   4,000,000         Allegheny County, PA, GO, (Series C-52), 5.25%
                     (FGIC LOC)/(Original Issue Yield: 5.50%),
                     11/1/2021(Pre-refunded 5/1/2011)                        4,481,400
   1,500,000         Allegheny County, PA, GO, (Series C-56), 4.50%
                     (FSA LOC), 10/1/2006                                    1,551,990
   435,000           Allegheny County, PA ,Higher Education
                     Building Authority, Duquesne University
                     Project, 5.125%, (AMBAC INS), 3/1/2013                  488,353
   2,150,000         Allegheny County, PA, IDA, Refunding Revenue
                     Bonds, 6.70%, 12/1/2020                                 2,235,140
   2,500,000         Allegheny County, PA, Port Authority,
                     Refunding Revenue Bonds, 6.00% (MBIA Insurance
                     Corp.)/(Original Issue Yield: 6.125%),
                     3/1/2024 (Pre-refunded 3/1/2009)                        2,832,525
   240,000           Allegheny County, PA, Residential Finance
                     Agency, 2.55%, 5/1/2007                                 239,635
   250,000           Allegheny County, PA, Residential Finance
                     Agency, 2.90%, 5/1/2008                                 249,592
   485,000           Allegheny County, PA, Residential Finance
                     Agency, Revenue Bond, 5.15%, 11/1/2016                  513,824
   1,210,000         Belle Vernon, PA, Area School District, GO UT,
                     6.00% (FGIC)/(Original Issue Yield: 6.09%),
                     4/1/2021(Pre-refunded 4/1/2009)                         1,362,496
   880,000           Berks County, PA, Municipal Authority,
                     Refunding Revenue Bonds, 3.349% (Original
                     Issue Yield: 3.50%), 10/1/2008                          882,086
   600,000           Berks County, PA, Municipal Authority,
                     Refunding Revenue Bonds, 3.999% (Original
                     Issue Yield: 4.07%), 10/1/2010                          612,180
   1,000,000         Blair County, PA, (Series A), 5.00%
                     (AMBAC)/(Original Issue Yield: 3.45%), 8/1/2007         1,060,420
   1,000,000         Bucks County, PA, IDA, Revenue Bonds (Series
                     2002A), 6.00% (Pennswood Village)/
                     (Original Issue Yield: 6.12%), 10/1/2027                1,059,670
   4,775,000         Bucks County, PA, IDA, Revenue Bonds, 10.00%,
                     5/15/2019                                               7,909,501
   750,000           Bucks County, PA, IDA, Variable Rate
                     Environmental Improvement Revenue Bonds
                     (Series 1995), 5.40 %,( USX Corp.)/(Wachovia
                     Bank N.A. LOC), 11/1/2017                               840,728
   1,000,000         Butler County, PA, GO UT, 4.25%
                     (FGIC)/(Original Issue Yield: 4.37%), 7/15/2022         1,009,690
   1,000,000         Butler County, PA, IDA, GO UT, 6.00%
                     (FGIC)/(Original Issue Yield: 6.00%), 7/15/2011         1,163,520
   1,070,000         Charleroi, PA, Area School District, (Series
                     C), 5.75% (FGIC)/(Original Issue Yield:
                     5.90%), 10/1/2014 (Pre-refunded 10/1/2009)              1,205,398
   30,000            Charleroi, PA, Area School District, (Series
                     C), 6.00% (FGIC), 10/1/2017 (Pre-refunded
                     10/1/2009)                                              34,037
   1,300,000         Charleroi, PA, Area School District, (Series
                     C), 6.00% (FGIC), 10/1/2017 (Pre-refunded
                     10/1/2009)                                              1,478,607
   965,000           Chester County, PA, HEFA, Refunding Revenue
                     Bonds, 5.50% (Chester County Hospital,
                     PA)/(MBIA Insurance Corp. INS)/(Original Issue
                     Yield: 5.70%), 7/1/2007                                 1,012,546
   1,675,000         Chester County, PA, HEFA, Refunding Revenue
                     Bonds, 5.625% (Chester County Hospital,
                     PA)/(MBIA Insurance Corp. INS)/(Original Issue
                     Yield: 5.90%), 7/1/2010                                 1,760,525
   1,985,000         Chester County, PA, HEFA, Refunding Revenue
                     Bonds, 5.625% (MBIA Insurance Corp.
                     INS)/(Original Issue Yield: 5.85%), 7/1/2009            2,086,354
   2,250,000         Chester County, PA, HEFA, Revenue Bonds,
                     5.625% (Immaculata College)/(Radian Asset
                     Assurance), 10/15/2027                                  2,412,742
   2,000,000         Chester County, PA, HEFA, Revenue Bonds,
                     (Series B), 5.375% (Jefferson Health
                     System)/(Original Issue Yield: 5.63%),
                     5/15/2027                                               2,068,520
   1,200,000         Clarion County, PA, IDA, Water Facility, PA
                     American Water Revenue Bonds, 3.60% (AMBAC
                     INS), 12/1/2032                                         1,207,860
   2,000,000         Commonwealth of Pennsylvania, GO UT, 5.25%
                     (Original Issue Yield: 4.69%), 10/15/2008               2,181,700
   3,000,000         Commonwealth of Pennsylvania, GO UT, 6.00%
                     (Original Issue Yield: 5.96%), 1/15/2018                3,450,720
   475,000           Commonwealth of Pennsylvania, GO, (Series,
                     2nd), 5.10% (FSA LOC)/(Original Issue Yield:
                     5.20%), 5/1/2022 (Pre-refunded 5/1/2012)                530,679
   910,000           Dauphin County, PA, General Authority,
                     Refunding Revenue Bonds, 5.20% (Pinnacle
                     Health System)/(MBIA Insurance Corp.
                     INS)/(Original Issue Yield: 5.30%), 5/15/2009           963,280
   1,200,000         Delaware County, PA, Authority, Dunwoody
                     Village, 6.25% (Original Issue Yield: 6.45%),
                     4/1/2030                                                1,267,632
   3,855,000         Delaware County, PA, Authority, Hospital
                     Revenue Bonds, 6.00% (Original Issue Yield:
                     6.21%), 12/15/2020                                      3,889,387
   2,000,000         Delaware River Joint Toll Bridge Commission,
                     Refunding Revenue Bonds, 5.25% (Original Issue
                     Yield: 4.66%), 7/1/2018                                 2,196,580
   600,000           Dover, PA, Area School District, GO UT, 4.50%
                     (FGIC)/(Original Issue Yield: 4.09%), 4/1/2014          642,054
   1,500,000         Downingtown Area School District, PA, GO UT,
                     5.25% (FSA INS), 4/1/2014                               1,663,965
   555,000           Gateway, PA, School District, GO UT, 4.45%
                     (FGIC), 10/15/2017                                      579,198
   525,000           Gateway, PA, School District, 4.35% (FGIC),
                     10/15/2016                                              547,354
   1,365,000         Greater Johnstown, PA, School District, GO UT,
                     5.00% (FGIC), 2/1/2009                                  1,483,018
   710,000           Greene County, PA, IDA, Refunding Revenue
                     Bonds, 4.75% (MBIA Insurance Corp.)/(Original
                     Issue Yield: 4.749%), 2/1/2007                          740,807
   505,000           Harbor Creek, PA, School District, (Series C),
                     4.00% (FGIC)/(Original Issue Yield: 3.25%),
                     8/1/2006                                                517,246
   1,300,000         Indiana County, PA, IDA, (Series A), 5.875%
                     (AMBAC LOC)/(Original Issue Yield: 6.04%),
                     11/1/2029 (Pre-refunded 11/1/2006)                      1,377,259
   1,500,000         Indiana County, PA, IDA, 6.00% (MBIA Insurance
                     Corp.), 6/1/2006                                        1,571,565
   800,000           Indiana County, PA, IDA, Refunding Revenue
                     Bonds, 3.00% (Indiana University of PA)/(AMBAC
                     INS), 11/1/2007                                         809,736
   850,000           Lampeter-Strasburg, PA, School District, GO
                     UT, 4.00% (FGIC)/(Original Issue Yield:
                     2.95%), 4/1/2008                                        885,530
   4,000,000         Lancaster County, PA, Solid Waste Management,
                     (Series B), 5.375% (AMBAC LOC)/(Original Issue
                     Yield: 5.05%), 12/15/2015                               4,412,040
   2,000,000         Lancaster County, PA, (Series A), 5.60% (FGIC
                     LOC)/(Original Issue Yield: 5.65%), 5/1/2012            2,254,380
   1,215,000         Mercer County, PA, GO UT, 5.50%, 10/1/2019              1,372,950
   1,155,000         Mercer County, PA, GO UT, 5.50%, 10/1/2028              1,305,150
   500,000           Montgomery County, PA, Higher Education &
                     Health Authority College, Revenue Bonds, 5.70%
                     (Connie Lee)/(Original Issue Yield: 5.80%),
                     4/1/2010                                                528,705
   3,000,000         Montgomery County, PA, Higher Education &
                     Health Authority Hospital, Revenue Bonds,
                     7.25% (Original Issue Yield: 7.40%), 12/1/2019          3,256,680
   1,275,000         Montgomery County, PA, Higher Education &
                     Health Authority Hospital, Refunding Revenue
                     Bonds, 5.50% (Holy Redeemer Healthcare)/(AMBAC
                     INS), 10/1/2008                                         1,373,621
   1,500,000         Montgomery County, PA, IDA, Refunding Revenue
                     Bonds, 5.35% (MBIA Insurance Corp.
                     LOC)/(Original Issue Yield: 5.46%), 8/15/2027           1,581,765
   1,000,000         Montgomery County, PA, IDA, Retirement
                     Community Revenue Bonds (Series 1996B), 5.75%
                     (Adult Communities Total Services,
                     Inc.)/(Original Issue Yield: 5.98%), 11/15/2017         1,052,690
   1,850,000         Montgomery County, PA, IDA, Revenue Bonds,
                     5.25% (Original Issue Yield: 5.48%), 11/15/2028         1,862,506
   1,885,000         Montgomery County, PA, 5.375%, 7/15/2013                2,070,390
   1,765,000         North Allegheny, PA, School District, GO UT,
                     5.50% (FGIC LOC), 11/1/2010                             1,995,474
   630,000           Owen J. Roberts School District, PA, GO UT
                     Prerefunded (Series A) Bonds, 5.375% (Original
                     Issue Yield: 5.50%), 5/15/2018                          670,893
   870,000           Owen J. Roberts School District, PA, GO UT
                     Unrefunded (Series A) Bonds, 5.375% (Original
                     Issue Yield: 5.50%), 5/15/2018                          922,078
   2,410,000         Pennsylvania Convention Center Authority,
                     Revenue Bonds, 6.00% (FGIC LOC)/(Original
                     Issue Yield: 6.80%), 9/1/2019                           2,953,937
   20,000            Pennsylvania HFA, (Series 68A), 6.10%, 4/1/2021         20,006
   1,295,000         Pennsylvania HFA, (Series 70A), 5.80%,
                     10/1/2021                                               1,360,669
   1,170,000         Pennsylvania HFA, (Series 72A), 3.80%
                     (Original Issue Yield: 3.80%), 10/1/2005                1,181,255
   710,000           Pennsylvania HFA, SFM - 83A, 3.75%, 4/1/2011            726,877
   1,035,000         Pennsylvania HFA, SFM (Series 83A), 3.75%,
                     10/1/2011                                               1,058,898
   500,000           Pennsylvania HFA, SFM (Series 85 A), 2.85%,
                     10/1/2008                                               495,275
   4,000,000         Pennsylvania State Higher Education Facilities
                     Authority, Refunding Revenue Bonds (Series A),
                     5.50% (University of Pennsylvania Health
                     System)/(Original Issue Yield: 5.55%), 1/1/2009         4,123,200
   250,000           Pennsylvania State Higher Education Facilities
                     Authority, Refunding Revenue Bonds, 5.25%
                     (Bryn Mawr College)/(AMBAC LOC)/(Original
                     Issue Yield: 4.06%), 12/1/2012                          282,883
   2,600,000         Pennsylvania State Higher Education Facilities
                     Authority, Refunding Revenue Bonds, 5.60%
                     (Original Issue Yield: 5.60%), 11/1/2022                2,821,884
   550,000           Pennsylvania State Higher Education Facilities
                     Authority, Revenue Bonds, 5.00% (York College
                     of Pennsylvania)/(FGIC INS), 11/1/2020                  595,018
   425,000           Pennsylvania State Higher Education Facilities
                     Authority, University and College Improvement
                     Bonds, 5.25% (Temple University)/(MBIA
                     Insurance Corp. LOC), 4/1/2014                          460,420
   500,000           Pennsylvania State IDA, Economic Development
                     Revenue Bonds, 5.50% (AMBAC INS), 7/1/2013              571,315
   1,990,000         Pennsylvania State IDA, Refunding Revenue
                     Bonds, 6.00% (AMBAC)/(Original Issue Yield:
                     5.20%), 7/1/2006                                        2,089,003
   1,010,000         Pennsylvania State IDA, Refunding Revenue
                     Bonds, 6.00% (AMBAC)/(Original Issue Yield:
                     5.20%), 7/1/2006                                        1,061,116
   800,000           Pennsylvania State IDA, Refunding Revenue
                     Bonds, 4.50% (AMBAC LOC), 7/1/2008                      846,544
   1,000,000         Pennsylvania State Turnpike Commission,
                     (Series S), 5.625% (FGIC LOC)/(Original Issue
                     Yield: 4.77%), 6/1/2013                                 1,140,230
   1,000,000         Pennsylvania State University, Refunding
                     Revenue Bonds, 5.25% (Original Issue Yield:
                     4.67%), 8/15/2016                                       1,148,040
   900,000           Pennsylvania State University, Revenue Bonds,
                     3.75%, 9/1/2016                                         897,048
   1,335,000         Pennsylvania State University, Revenue Bonds,
                     5.00%, 9/1/2017                                         1,481,476
   1,500,000         Pennsylvania State University, (Series A),
                     5.00%, 9/1/2019                                         1,641,510
   2,500,000         Pennsylvania State, GO UT, 5.00% (FGIC INS),
                     7/1/2008                                                2,693,625
   1,475,000         Pennsylvania State, 5.00%, 8/1/2016
                     (Pre-refunded 81/1/2008)                                1,604,358
   750,000           Pennsylvania State, GO UT, 4.375% (MBIA
                     Insurance Corp. LOC)/(Original Issue Yield:
                     4.43%), 2/1/2024                                        760,598
   2,500,000         Perkiomen Valley School District, PA, GO UT,
                     5.00% (Original Issue Yield: 4.82%), 4/1/2028           2,621,925
   1,000,000         Philadelphia, PA, Authority for Industrial
                     Development, (Series B), 5.25% (FSA
                     LOC)/(Original Issue Yield: 4.50%), 10/1/2010           1,112,550
   2,000,000         Philadelphia, PA, Authority for Industrial
                     Development, (Series B), 5.25% (FSA
                     INS)/(Original Issue Yield: 5.45%), 10/1/2030           2,127,560
   1,000,000         Philadelphia, PA, Authority for Industrial
                     Development, Refunding Revenue Bonds, 4.75%
                     (Original Issue Yield: 4.84%), 8/15/2008                1,017,660
   2,100,000         Philadelphia, PA, Authority for Industrial
                     Development, Refunding Revenue Bonds, 5.20%,
                     6/15/2018                                               2,131,689
   1,365,000         Philadelphia, PA, Authority for Industrial
                     Development, Revenue Bonds, 6.00%
                     (Philadelphia, PA)/(MBIA Insurance Corp. INS),
                     2/15/2007                                               1,458,393
   1,280,000         Philadelphia, PA, Health & Educational
                     Facilities, Refunding Revenue Bonds, 5.50%
                     (AMBAC LOC)/(Original Issue Yield: 4.40%),
                     5/1/2014                                                1,439,194
   1,350,000         Philadelphia, PA, Health & Educational
                     Facilities, Refunding Revenue Bonds, 5.50%
                     (AMBAC LOC)/(Original Issue Yield: 4.53%),
                     5/1/2015                                                1,524,839
   2,000,000         Philadelphia, PA, Water & Wastewater System,
                     (Series A), 5.00% (AMBAC LOC)/(Original Issue
                     Yield: 5.25%), 8/1/2013                                 2,151,040
   1,900,000         Philadelphia, PA, Water & Wastewater System,
                     Refunding Revenue Bonds, 5.625% (MBIA
                     Insurance Corp. LOC)/(Original Issue Yield:
                     5.81%), 6/15/2009                                       2,115,403
   3,000,000         Philadelphia, PA, Water & Wastewater System,
                     Refunding Revenue Bonds, 6.25% (MBIA Insurance
                     Corp. INS), 8/1/2007                                    3,267,030
   2,150,000         Philadelphia, PA, Water & Wastewater System,
                     Revenue Refunding Bonds, 6.25% (MBIA Insurance
                     Corp. INS), 8/1/2008                                    2,401,593
   1,000,000         Philadelphia, PA, GO UT, 5.25% (FSA
                     INS)/(Original Issue Yield: 4.59%), 9/15/2015           1,101,440
   3,000,000         Philadelphia, PA, Refunding UT GO Bonds,
                     5.125% (FGIC INS), 5/15/2014                            3,275,460
   3,000,000         Pittsburgh, PA, Auditorium Authority,
                     Refunding Revenue Bonds, 5.25% (AMBAC)/
                     (Original Issue Yield: 5.155%), 2/1/2017                3,300,150
   1,000,000         Pittsburgh, PA, Public Parking Authority,
                     Revenue Bond, 4.00% (AMBAC), 12/1/2007                  1,040,420
   500,000           Pittsburgh, PA, School District, GO UT, 5.25%
                     (FSA LOC)/(Original Issue Yield: 4.12%),
                     9/1/2009                                                549,805
   1,135,000         Riverside, PA, School District, GO UT, 3.90%
                     (FGIC LOC)/(Original Issue Yield: 4.05%),
                     10/15/2018                                              1,132,673
   2,355,000         Scranton, PA, Packaging Authority, Refunding
                     Revenue Bonds, 5.00% (Scranton, PA School
                     District)/(FGIC LOC)/(Original Issue Yield:
                     4.92%), 9/15/2033                                       2,457,937
   2,000,000         Scranton-Lackawanna, PA, Health & Welfare
                     Authority, Refunding Revenue Bonds, 5.625%
                     (Mercy Health Care Systems)/(MBIA Insurance
                     Corp. INS)/(Original Issue Yield: 5.75%),
                     1/1/2016                                                2,144,360
   1,590,000         Seneca Valley, PA, School District, Refunding
                     Revenue Bond, (Series A), 3.90%
                     (FGIC)/(Original Issue Yield: 4.00%), 7/1/2016          1,603,722
   500,000           Southeastern, PA, Transportation Authority,
                     (Series A) Revenue Bonds, 5.25%, (FGIC),
                     3/1/2013                                                548,340
   615,000           St. Mary Hospital Authority, PA, Revenue Bond
                     (Series B), 3.50% (Catholic Health East)/
                     (Original Issue Yield: 3.64%), 11/15/2009               614,305
   755,000           St. Mary Hospital Authority, PA, Revenue Bonds
                     (Series B), 3.75% (Catholic Health East)/
                     (Original Issue Yield: 3.86%), 11/15/2010               755,982
   1,000,000         State Public School Building Authority, PA,
                     Prerefunded Revenue Bond (Series D), 6.50%
                     (Burgettstown, PA School District)/(MBIA
                     Insurance Corp. INS)/(United States Treasury
                     PRF 2/1/2005 @ 100)/(Original Issue Yield:
                     6.75%), 2/1/2014                                        1,000,000
   1,000,000         Swarthmore Boro Authority PA, Refunding
                     Revenue Bonds, 5.25% (Original Issue Yield:
                     4.65%), 9/15/2020                                       1,108,600
   485,000           Tredyffrin Township, PA, UT GO Prerefunded,
                     5.25% (Original Issue Yield: 5.60%), 11/15/2017         509,352
   1,015,000         Tredyffrin Township, PA, UT GO Unrefunded ,
                     5.25% (Original Issue Yield: 5.60%), 11/15/2017         1,063,223
   1,000,000         Tredyffrin-Easttown, PA, School District, GO
                     UT, 5.00% (Original Issue Yield: 3.92%),
                     2/15/2009                                               1,085,240
   2,000,000         Washington County, PA, Hospital Authority,
                     Refunding Revenue Bonds, 2.25% (AMBAC
                     LOC)/(Original Issue Yield: 1.70%), 7/1/2023            2,000,760
   1,515,000         West Chester, PA, Area School District, GO UT,
                     5.00% (State Aid Withholding LOC), 4/15/2016            1,650,486
   1,000,000         West Chester, PA, Area School District, GO UT,
                     5.00% (State Aid Withholding LOC), 4/15/2018            1,088,040
   1,000,000         West Shore, PA, School District, (Series A),
                     3.50% (FGIC LOC)/(Original Issue Yield:
                     3.30%), 11/15/2012                                      1,011,130
   1,500,000         West Shore, PA, School District, (Series A),
                     4.00% (FGIC LOC)/(Original Issue Yield:
                     3.13%), 11/15/2011                                      1,575,270
   815,000           West York Area School District, PA, GO UT,
                     3.50% (FGIC LOC), 9/1/2013                              819,857
                     Total Municipal BONDs (IDENTIFIED COST
                     $171,226,116)                                           181,358,622
                     Mutual Fund--0.3%
   454,091     2      Pennsylvania Municipal Cash Trust, Class IS
                     (AT NET ASSET VALUE)                                    454,091
                     TOTAL INVESTMENTS-99.3%
                     (IDENTIFIED COST $171,680,207)3                         181,812,713
                     OTHER ASSETS AND LIABILITIES-NET-0.7%                   1,352,669
                     TOTAL NET ASSETS-100%                               $   183,165,382

1      At January 31, 2005, 3.4% of the total investments at market value were subject to alternative minimum tax (percentage is unaudited).
2      Affiliated company.
3      The cost of investments for federal tax purposes amounts to
       $171,518,569.  The net unrealized appreciation of investments for federal tax purposes was $10,294,144. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $10,447,734 and net unrealized depreciation from investments for those securities having an excess of cost over value of $153,590.


Note: The categories of investments are shown as a percentage of total net assets at
January 31, 2005.

       Investment Valuations - Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant.  Short-term securities are valued at the prices provided by an independent pricing service.  However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.  Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the New York Stock Exchange are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronyms are used throughout this portfolio:
   AMBAC   --American Municipal Bond Assurance Corporation
   FGIC    --Financial Guaranty Insurance Corporation
   FSA     --Financial Security Assurance
   GO      --General Obligation
   HEFA    --Health and Education Facilities Authority
   HFA     --Housing Finance Agency
   IDA     --Industrial Development Authority
   INS     --Insured
   LOC     --Letter of Credit
   PRF     --Prerefunded
   SFM     --Single Family Mortgage
   UT      --Unlimited Tax
   VRDNs   --Variable Rate Demand Notes

















MTB Pennsylvania Tax Free Money Market Fund
Portfolio of Investments
January 31, 2005 (unaudited)

        Principal
        Amount             Description                                              Value
                    1      SHORT-TERM MUNCIPALS -101.2%
                           PENNSYLVANIA--101.2%
$       500,000            Allegheny County, PA, HDA, Refunding
                           Revenue Bonds Weekly VRDNs (FNMA LIQ)              $     500,000
        350,000            Allegheny County, PA, Higher Education
                           Building Authority, (Series 1998), Daily
                           VRDNs (Carnegie Mellon
                           University)/(Landesbank Hessen-Thueringen,
                           Frankfurt LIQ)                                           350,000
        600,000            Allegheny County, PA, IDA Weekly VRDNs
                           (Western PA Humane Society)/(National City
                           Bank, Pennsylvania LOC)                                  600,000
        500,000            Allegheny County, PA, IDA, 1.85% TOBs
                           (Children's Museum of Pittsburgh)/(PNC
                           Bank, N.A. LOC), Mandatory Tender 10/1/2005              500,000
        175,000            Allegheny County, PA, (Series C-44), 5.375%
                           Bonds (FGIC INS), 6/1/2005 (@100)                        176,942
        250,000            Armstrong School District, PA, 1.35% Bonds,
                           3/15/2005 (FGIC INS)                                     250,000
        700,000            Beaver County, PA, IDA, Refunding Revenue
                           Bonds Weekly VRDNs (BP PLC)                              700,000
        900,000            Bucks County, PA, IDA, Revenue Bonds Weekly
                           VRDNs (SHV Real Estate, Inc.)/(ABN AMRO
                           Bank NV, New York LOC)                                   900,000
        115,000            Chester County, PA, HEFA, Revenue Bonds
                           Weekly VRDNs (Barclay Friends)/(Wachovia
                           Bank N.A. LOC)                                           115,000
        360,000            Chester County, PA, IDA, The Woods Project
                           Weekly VRDNs (PNC Bank, N.A. LOC)                        360,000
        900,000            Cumberland County, PA, Municipal Authority,
                           (Series 2003-B), Weekly VRDNs (Presbyterian
                           Homes, Inc.)/(KBC Bank N.V. LOC)                         900,000
        480,000            Dallastown Area School District, PA,
                           (Series 1998), Weekly VRDNs (FGIC INS)/(BNP
                           Paribas, LIQ)                                            480,000
        430,000            Delaware County, PA, IDA, Refunding Revenue
                           Bonds Weekly VRDNs (GE Capital Corp.)                    430,000
        500,000            Delaware County, PA, IDA, Revenue Bonds
                           Weekly VRDNs (GE Capital Corp.)                          500,000
        500,000            Delaware County, PA, IDA, Scott Paper Co.
                           Weekly VRDNs                                             500,000
        700,000            Delaware Valley, PA, Regional Finance
                           Authority Weekly VRDNs (Toronto Domion Bank
                           LOC)                                                     700,000
        400,000            Delaware Valley, PA, Regional Finance
                           Authority Weekly VRDNs                                   400,000
        900,000            Delaware Valley, PA, Regional Finance
                           Authority, (Series A), Weekly VRDNs
                           (Toronto Dominion Bank LOC)                              900,000
        275,000            Downingtown, PA, 3.00% Bonds, 1/15/2006
                           (FSA INS)                                                277,266
        500,000            Fairview, PA, School District, 6.00% Bonds,
                           2/15/2005 (@100)                                         500,878
        865,000            Greater Latrobe, PA, School Authority
                           School Building, 1.60% Bonds (MBIA Global
                           Funding LLC LOC), 4/1/2005                               865,000
        200,000            Hanover, PA, Public School District, (GO
                           UT), 4.50% Bonds, 3/1/2005 (FSA INS)                     200,522
        235,000            Harrisburg, PA, Water Authority, Refunding
                           Revenue Bonds, (Series A), Weekly VRDNs
                           (FGIC INS)/(FGIC Securities Purchase, Inc.
                           LIQ)                                                     235,000
        695,000            Lancaster, PA, Higher Education Authority,
                           (Series 1997), Weekly VRDNs (Franklin and
                           Marshall College Project)/(J.P. Morgan
                           Chase Bank, N.A. LIQ)                                    695,000
        560,000            Lehigh County, PA, IDA Weekly VRDNs (First
                           Union National Bank LOC)                                 560,000
        1,060,000          Montgomery County, PA, IDA, Revenue Bonds
                           Monthly VRDNs (ABN AMRO Bank NV LOC)                     1,060,000
        1,050,000          Moon Township, PA, IDA, Revenue Bonds
                           Weekly VRDNs (PNC Bank, N.A. LOC)                        1,050,000
        300,000            New Castle, PA, Area Hospital Authority,
                           (Series 1996), Weekly VRDNs (Jameson
                           Memorial Hospital)/(FSA INS)/(PNC Bank,
                           N.A. LIQ)                                                300,000
        225,000            Northeastern, PA, Hospital & Education
                           Authority, Refunding Revenue Bonds, 6.55%
                           Bonds (AMBAC INS), 2/15/2005 (@100)                      225,463
        300,000            Pennsylvania State Higher Education
                           Facilities Authority, (Series I-4), Weekly
                           VRDNs (Messiah College)/(PNC Bank, N.A. LOC)             300,000
        300,000            Pennsylvania State Higher Education
                           Facilities Authority, (Series O), 3.25%
                           TOBs (National City Bank, Pennsylvania
                           LOC), Mandatory Tender 11/1/2005                         302,478
        200,000            Pennsylvania State Higher Education
                           Facilities Authority, Refunding Revenue
                           Bonds, 5.00% Bonds, 4/1/2005 (MBIA
                           Insurance Corp. INS)                                     201,101
        300,000            Pennsylvania State University, (Series A),
                           Weekly VRDNs (J.P. Morgan Chase Bank LOC)                300,000
        450,000            Pennsylvania State, GO UT, 5.00% Bonds
                           (AMBAC INS), 11/15/2005 (@101.5)                         466,840
        500,000            Philadelphia, PA, Gas Works, (Series A-2),
                           Weekly VRDNs (Bank of Nova Scotia and J.P.
                           Morgan Chase Bank, N.A. LOCs)                            500,000
        225,000            Philadelphia, PA, School District, (GO UT),
                           5.25% Bonds, 3/1/2005                                    225,710
        300,000            Philadelphia, PA, Water & Wastewater
                           System, (Series B), Weekly VRDNs (AMBAC
                           LOC)/(KBC Bank NV LIQ)                                   300,000
        80,000             Schuylkill County, PA, (GO UT) Weekly VRDNs
                           (AMBAC LOC)/(KBC Bank NV LIQ)                            80,000
        700,000            Shaler, PA, Area School District Weekly
                           VRDNs (FSA INS)/(Wachovia Bank N.A.. LIQ)                700,000
        250,000            State Public School Building Authority, PA,
                           3.00% Bonds (AMBAC INS), 7/15/2005                       251,086
        400,000            State Public School Building Authority, PA,
                           (Series F), 5.50% Bonds (Westmoreland
                           County, PA Community College)/(MBIA
                           Insurance Corp. INS), 10/15/2005 (@100)                  410,383
        400,000            University of Pittsburgh, (Series 2000A),
                           Weekly VRDNs (BNP Paribas LIQ)                           400,000
        240,000            University of Pittsburgh, (Series 2000B),
                           Weekly VRDNs (Lloyds TSB Bank PLC LIQ)                   240,000
        250,000            Westmont Hilltop, PA, School District,
                           2.00% Bonds, 4/1/2005 (MBIA Insurance Corp.
                           INS)                                                     250,241
        175,000            York, PA General Authority, Revenue Bonds
                           Weekly VRDNs (AMBAC LOC)/(Wachovia Bank
                           N.A. LIQ)                                                175,000
        20,000             York, PA General Authority, Revenue Bonds
                           Weekly VRDNs (AMBAC LOC) / (Wachovia Bank
                           N.A. LIQ)                                                20,000
                           Total short-term municipals ---101.2% (at
                           amortized cost)2                                   $     20,353,910
                           other assets and liabilities---net--(1.2)%                (245,210)
                           total net assets---100%                            $     20,108,700


          1     At January 31, 2005, the fund holds no securities that are subject to the federal alternative minimum tax.
          2     Also represents cost for federal tax purposes.

Note:        The categories of investments are shown as a percentage of total net assets at January 31, 2005.

Investment Valuations- The money market funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
FGIC        --Financial Guaranty Insurance Company
FSA         --Financial Security Assurance
GO          --General Obligation
HDA         --Hospital Development Authority
HEFA        --Health and Education Facilities Authority
IDA         --Industrial Development Authority
INS         --Insured
LIQ         --Liquidity Agreement
LLC         --Limited Liability Corporation
LOCs        --Letter(s) of  Credit
TOBs        --Tender Option Bonds
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes


















MTB Prime Money Market Fund
Portfolio of Investments
January 31, 2005 (unaudited)

   Principal
   Amount                Description                                               Value
                   1     Commercial Paper --32.9%
                         ASSET BACKED--6.7%
$  12,500,000            Cafco LLC, 2.460% - 2.500%, 3/9/2005 -
                         3/18/2005                                          $      12,465,593
   7,000,000             CIESCO LP, 2.350%, 2/16/2005                              6,993,146
                         TotaL ASSET BACKED                                        19,458,739
                         COMMERCIAL BANKS--9.0%
   13,500,000            Citicorp, 2.450%, 3/21/2005                               13,455,900
   12,500,000            Wells Fargo & Co., 2.310%, 2/16/2005                      12,487,969
                         TotaL COMMERCIAL BANKS                                    25,943,869
                         CONSUMER FINANCE--7.6%
   11,000,000            American General Finance Corp., 2.640%,
                         6/21/2005                                                 10,887,067
   11,000,000            HSBC Finance Corp., 2.600%, 4/25/2005                     10,934,061
                         TotaL COMMERCIAL BANKS                                    21,821,128
                         INSURANCE--7.2%
   11,000,000            AIG Funding, Inc., 2.250%, 2/17/2005                      10,989,000
   10,000,000            Prudential Funding Corp., 2.170%, 2/14/2005               9,992,164
                         TOTAL INSURANCE                                           20,981,164
                         PERSONAL CREDIT--2.4%
   7,000,000             American Express Credit Corp., 2.230%,
                         2/2/2005                                                  6,999,566
                         Total Commercial Paper                                    95,204,466
                         Government Agencies--21.7%
                         FEDERAL HOME LOAN BANK SYSTEM--5.2%
   15,000,000            2.405%, 3/15/2005                                         14,999,969
                         FEDERAL HOME LOAN MORTGAGE CORPORATION--5.2%
   15,000,000            2.550%, 10/7/2005                                         15,000,000
                         FEDERAL NATIONAL MORTGAGE ASSOCIATION--11.3%
   12,000,000            2.286%, 1/9/2006                                          11,993,646
   11,000,000            2.360%, 9/15/2005                                         10,997,092
   10,000,000            2.690%, 9/19/2005                                         9,828,139
                         Total FEDERAL NATIONAL MORTGAGE ASSOCIATION               32,818,877
                         Total Government Agencies                                 62,818,846
                   2     Notes - Variable --29.3%
                         CAPITAL MARKETS--4.3%
   12,500,000            Morgan Stanley, 2.570%, 2/1/2005                          12,500,000
                         DIVERSIFIED FINANCIAL SERVICES--15.3%
   12,500,000            Canadian Imperial Bank of Commerce, NY,
                         2.330%, 2/28/2005                                         12,496,303
   7,500,000             CIT Group, Inc., 3.160%, 4/29/2005                        7,514,011
   12,500,000            General Electric Capital Corp., 2.410%,
                         3/14/2005                                                 12,500,000
   12,000,000            Societe Generale, New York, 2.518%, 2/28/2005             11,999,904
                         Total DIVERSIFIED FINANCIAL SERVICES                      44,510,218
                         FINANCIAL SECURITIES--4.2%
   12,000,000            Sigma Finance, Inc., 2.470%, 3/23/2005                    11,997,335
                         PERSONAL CREDIT--2.1%
   6,000,000             American Express Credit Corp., (Series MTN),
                         2.430%, 2/9/2005                                          6,001,084
                         PHARMACEUTICALS--3.4%
   10,000,000            Pfizer, Inc., 2.120%, 2/4/2005                            10,000,000
                         Total Notes - Variable                                    85,008,637
                         Repurchase Agreement--16.1%
   46,672,000            Repurchase agreement with State Street
                         Corp., 2.330%, dated 1/31/2005 to be
                         repurchased at $46,675,021, on 2/1/2005,
                         collateralized by a U. S. Treasury Agency
                         Obligation with maturity of 2/15/2010,
                         collateral market value $47,609,523 (at
                         amortized cost)                                           46,672,000
                         TOTAL INVESTMENTS-100.0%
                         (AT AMORTIZED COST) 3                                     289,703,949
                         OTHER ASSETS AND LIABILITIES-NET-(0.0)%                   (109,132)
                         TOTAL NET ASSETS-100%                              $      289,594,817

1      Each issue, with the exception of variable rate securities, show the coupon or rate of discount at the time of purchase, if applicable.
2      Denotes variable rate securities with current rate and next demand date.
3      Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at
January 31, 2005.

         Investment Valuations- The money market funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.


The following acronyms are used throughout this portfolio:
   LLC     --Limited Liability Corporation
   LP      --Limited Partnership
   MTN     --Medium Term Note
























MTB Short Duration Goverment Bond Fund
Portfolio of Investments
January 31, 2005 (unaudited)

   Principal
   Amount or
   Shares               Description                                              Value
                        Collateralized Mortgage Obligations--39.0%
                        FEDERAL HOME LOAN MORTGAGE CORPORATION--9.0%
$  8,356,531            (Series 2617-GW), REMIC, 3.500%, 6/15/2016         $     8,263,689
   2,522,780            (Series 2676-NA), REMIC, 4.000%, 3/15/2014               2,532,089
   4,006,687            (Series 2672-NU), REMIC, 5.000%, 8/15/2008               4,035,976
   152,830              (Series 1601-PH), REMIC, 6.000%, 4/15/2008               153,446
   2,752,016            (Series 1638-E), REMIC, 6.250%, 4/15/2023                2,792,911
   548,116              (Series 1154-GB), REMIC, 8.000%, 10/15/2006              550,358
                        Total home loan mortgage corporation                     18,328,469
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION--3.9%
   4,016,722            (Series 2003-86-QN), REMIC, 3.500%,
                        4/25/2009                                                4,025,840
   2,827,046            (Series 2003-81-HA), REMIC, 4.750%,
                        1/25/2007                                                2,838,326
   732,129              (Series 1998-40-G), REMIC, 6.500%, 2/18/2012             734,787
   229,199              (Series 1992-43-E), REMIC, 7.500%, 4/25/2022             237,929
   150,820              (Series 1991-4-G), REMIC, 8.250%, 1/25/2006              153,565
                        Total national mortgage association                      7,990,447
                        GOVERNMENT NATIONAL MORTGAGE
                        ASSOCIATION--26.1%
   7,258,818            (Series 2004-39-XF), REMIC, 2.730%,
                        2/16/2005                                                7,249,091
   2,080,366            (Series 2003-75-YM), REMIC, 4.000%,
                        10/20/2021                                               2,082,419
   1,526,118            (Series 037A-ON), REMIC, 4.000%, 1/16/2028               1,530,620
   8,781,070            (Series 0370C-MW), REMIC, 4.000%, 7/20/2033              8,762,981
   2,412,156            (Series 2004-26-HJ), REMIC, 4.000%, 6/16/2027            2,420,550
   99,490               (Series 036A-PA), REMIC, 4.500%, 3/20/2024               99,390
   867,869              (Series 2004-62-PA), REMIC, 4.500%,
                        6/20/2028                                                875,758
   3,487,482            (Series 2003-101-BE), REMIC, 4.500%,
                        2/20/2029                                                3,481,240
   9,616,347            (Series 2004-65-PA), REMIC, 4.500%,
                        9/20/2032                                                9,561,641
   5,255,303            (Series 0476B-VE), REMIC, 5.000%, 9/17/2015              5,291,670
   8,742,836            (Series 2004-38-NA), REMIC, 5.000%,
                        12/20/2027                                               8,912,010
   3,000,000            (Series 2004-3-JB), REMIC, 5.000%, 5/20/2029             3,035,970
                        Total GOVERNMENT NATIONAL MORTGAGE
                        ASSOCIATION                                              53,303,340
                        Total Collateralized Mortgage Obligations
                        (identified cost $80,705,682)                            79,622,256
                        Government Agencies--34.2%
                        FEDERAL FARM CREDIT SYSTEM--3.9%
   5,000,000            1.450%, 7/7/2005                                         4,972,550
   3,000,000            3.900%, 6/16/2008                                        2,993,700
                        Total FEDERAL FARM CREDIT SYSTEM                         7,966,250
                        FEDERAL HOME LOAN BANK SYSTEM--11.3%
   5,000,000            1.930%, 4/10/2006                                        4,928,150
   5,000,000            2.040%, 10/14/2005                                       4,964,250
   3,000,000            3.250%, 11/21/2008                                       2,985,810
   5,000,000            4.540%, 8/1/2007                                         5,038,600
   5,000,000            5.375%, 2/15/2006                                        5,112,700
                        Total FEDERAL HOME LOAN BANK SYSTEM                      23,029,510
                        FEDERAL HOME LOAN MORTGAGE CORPORATION--14.3%
   5,000,000            1.875%, 2/15/2006                                        4,935,300
   7,000,000            3.100%, 5/27/2008                                        6,860,840
   11,775,000           6.250%, 3/5/2012                                         12,305,817
   5,000,000            6.375%, 8/1/2011                                         5,187,850
                        Total FEDERAL HOME LOAN MORTGAGE CORPORATION             29,289,807
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION--4.7%
   9,500,000            5.420%, 4/4/2007                                         9,557,380
                        Total Government Agencies (identified cost
                        $70,407,186)                                             69,842,947
                        Mortgage Backed Securities--5.7%
                        FEDERAL HOME LOAN MORTGAGE CORPORATION--5.5%
   10,843,811           3.500%, 1/1/2009                                         10,674,431
   86,049               6.000%, 8/1/2006                                         87,254
   411,599              9.000%, 4/1/2016                                         439,768
                        Total FEDERAL HOME LOAN MORTGAGE CORPORATION             11,201,453
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.1%
   168,522              9.000%, 6/1/2022                                         184,794
                        GOVERNMENT NATONAL MORTGAGE ASSOCIATION--0.1%
   17,244               8.500%, 2/15/2017                                        18,888
   93,275               8.500%, 7/15/2021                                        102,660
   25,850               8.500%, 7/15/2021                                        28,492
   71,495               8.500%, 1/15/2023                                        78,689
                        Total GOVERNMENT NATONAL MORTGAGE ASSOCIATION            228,729
                        Total Mortgage Backed Securities (identified
                        cost $11,868,090)                                        11,614,976
                        U.S. Treasury--20.3%
                        U.S. TREASURY NOTES--20.3%
   10,000,000    1      1.625%, 9/30/2005                                        9,922,700
   7,000,000            1.625%, 10/31/2005                                       6,937,140
   6,000,000     1      2.250%, 4/30/2006                                        5,942,820
   4,000,000     1      2.750%, 7/31/2006                                        3,978,120
   5,000,000     1      3.125%, 10/15/2008                                       4,932,050
   10,000,000    1      3.375%, 10/15/2009                                       9,871,900
                        Total U.S. TREASURY (identified cost
                        $41,851,223)                                             41,584,730
                        Mutual Fund--17.7%
   1,689,269            SSGA Money Market Fund                                   1,689,269
   34,586,250           SSGA Money Market Fund (held as collateral
                        for securities lending)                                  34,586,250
                        Total mutual funds (at net asset value)                  36,275,519
                        TOTAL INVESTMENTS-116.9%
                        (IDENTIFIED COST $241,107,700)2                    $     238,940,428
                        OTHER ASSETS AND LIABILITIES-NET-(16.9)%           $     (34,589,148)
                        TOTAL NET ASSETS-100%                              $     204,351,280


1 Certain principals amounts are temporarily on loan to unaffiliated brokers/dealers.
       As of January 31, 2005, securities subject to this type of arrangement and related collateral were as follows:

        Market Value of Securities Loaned     Market Value of Collateral
        $33,653,060                           $34,586,250

2 The cost of investments for federal tax purposes amounts to $241,107,700. The net unrealized depreciation of investments for federal tax purposes was $2,167,272. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $136,635 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,303,907.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

      Investment Valuations -  Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service.  However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.
Investments in other open-end regulated investment companies are valued at net
asset value.   Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


The following acronym is used throughout this portfolio:
   REMIC   --Real Estate Mortgage Investment Conduit














MTB Short Term Corporate Bond Fund
Portfolio of Investments
January 31, 2005 (unaudited)

   Principal
   Amount             Description                                             Value
                      Adjustable Rate Mortgages--0.0%
$  305                FNMA ARM 399251, 4.190%, 9/01/2027
                      (IDENTIFIED COST $306)                             $    308
                      Asset-Backed Securities--2.9%
   1,070,836          Green Tree Home Improvement Loan Trust
                      1996-F, Class HIB, 7.250%, 11/15/2027                   1,074,391
   96,108             Residential Asset Securities Corp. 2002-KS6,
                      Class AI3, 3.580%, 12/25/2026                           96,004
   756,969            Student Loan Marketing Association, Class
                      A2, 3.116%, 10/25/2010                                  766,051
   455,117            Whole Auto Loan Trust 2002-1, Class A3,
                      2.600%, 8/15/2006                                       454,876
                      Total Asset-Backed Securities (identified
                      cost $2,381,153)                                        2,391,322
                      Collateralized Mortgage Obligations--5.6%
                      FEDERAL HOME LOAN MORTGAGE CORPORATION--3.7%
   408,097            (Series 1614), Class J, 6.250%, 11/15/2022              411,790
   815,182            (Series 1920), Class H, 7.000%, 1/15/2012               856,063
   959,000            (Series 2603C), Class TB, 4.000%, 11/15/2015            962,913
   880,024            (Series 2628C), Class QH, 4.000%, 12/15/2021            884,151
                      Total federal home loan mortgage corporation            3,114,917
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.8%
   637,618            (Series 93140), Class H, 6.500%, 3/25/2013              644,524
                      WHOLE LOAN CMO--1.1%
   868,508            Morgan Stanley Mortgage Loan Trust (Series
                      2004-1), Class 1A8, Class 1A8, 4.750%,
                      11/25/2018                                              874,153
                      Total Collateralized Mortgage Obligations
                      (identified cost $4,686,282)                            4,633,594
                      Commercial Paper --3.6%1
   1,000,000          CIT Group, Inc. CP 2.15%, 2/22/2005                     998,746
   2,000,000          General Motors Acceptance Corp. CP, 2.50%,
                      2/1/2005                                                2,000,000
                      Total Commercial Paper (identified cost
                      $2,998,746)                                             2,998,746
                      Corporate Bonds--77.5%
                      AIR FREIGHT & LOGISTICS--1.2%
   1,000,000          FedEx Corp., Note, 2.840%, 4/1/2005                     1,000,126
                      AUTO COMPONENTS--1.7%
   375,000            Dana Corp., Sr. Note, 6.500%, 3/1/2009                  393,187
   1,000,000          Lear Corp., Company Guarantee, 7.960%,
                      5/15/2005                                               1,016,460
                      Total auto components                                   1,409,647
                      AUTOMOBILES--0.7%
   600,000            DaimlerChrysler North America Holding Corp.,
                      (Series MTND), 2.940%, 9/10/2007                        602,484
                      BANKS--4.3%
   240,000            BankBoston Capital Trust III, Company
                      Guarantee, 3.240%, 6/15/2027                            236,974
   1,000,000          Corestates Capital Corp., Sub. Note, 6.625%,
                      3/15/2005                                               1,004,620
   1,000,000          Mellon Bank NA, Pittsburgh, Sub. Note,
                      6.500%, 8/1/2005                                        1,015,870
   1,189,000          Mellon Bank NA, Pittsburgh, Sub. Note,
                      (Series BKNT), 7.625%, 9/15/2007                        1,301,907
                      Total banks                                             3,559,371
                      CAPITAL MARKETS--7.4%
   1,000,000          Bear Stearns Cos., Inc., Sr. Note, 7.250%,
                      10/15/2006                                              1,064,120
   1,000,000          Donaldson, Lufkin and Jenrette, Inc., Sr.
                      Note, 6.500%, 6/1/2008                                  1,079,800
   1,000,000          Goldman Sachs Group, Inc., 3.875%, 1/15/2009            993,690
   1,000,000          Lehman Brothers Holdings, Inc., Note,
                      4.000%, 1/22/2008                                       1,004,500
   1,000,000          Merrill Lynch & Co., Inc., Note, (Series
                      MTNB), 6.150%, 1/26/2006                                1,027,050
   1,000,000          Morgan Stanley, Note, 4.000%, 1/15/2010                 987,980
                      Total capitals markets                                  6,157,140
                      COMMERCIAL BANKS--9.2%
   1,000,000          BankBoston Corp., Sub. Note, 6.625%,
                      12/1/2005                                               1,026,460
   350,000            Chase Manhattan Corp., Note, 6.375%, 4/1/2008           375,466
   1,000,000          Citicorp, Sub. Note, 7.250%, 9/1/2008                   1,109,870
   1,000,000          KeyCorp, Sr. Note, (Series MTNG), 4.625%,
                      5/16/2005                                               1,004,550
   1,000,000          SunTrust Banks, Inc., Sr. Note, 6.250%,
                      6/1/2008                                                1,073,100
   1,000,000          U.S. Bancorp, Sr. Note, 5.100%, 7/15/2007               1,033,510
   1,000,000          Wachovia Corp., Sub. Note, 6.800%, 6/1/2005             1,012,240
   1,000,000          Wells Fargo & Co., Sr. Note, 7.250%,
                      8/24/2005                                               1,024,410
                      Total commercial banks                                  7,659,606
                      COMMERCIAL SERVICES & SUPPLIES--0.6%
   500,000            Cendant Corp., 6.875%, 8/15/2006                        523,815
                      CONSUMER FINANCE--12.6%
   1,700,000          American Express Co., Note, 5.500%, 9/12/2006           1,754,485
   1,000,000          American General Finance Corp., Unsecd.
                      Note, (Series I), 4.625%, 5/15/2009                     1,018,180
   1,000,000          Capital One Bank, 6.875%, 2/1/2006                      1,033,060
   1,000,000          Countrywide Home Loans, Inc., (Series MTN),
                      4.125%, 9/15/2009                                       993,650
   1,000,000          Ford Motor Credit Co., Note, 6.500%,
                      1/25/2007                                               1,033,460
   500,000      2     Household Finance Corp., 8.250%, 2/15/2005              500,900
   500,000            Household Finance Corp., Note, 6.500%,
                      1/24/2006                                               515,405
   1,000,000          John Deere Capital Corp., Note, 3.900%,
                      1/15/2008                                               1,001,410
   1,075,000          MBNA America Bank, NA, Note, (Series BKNT),
                      4.625%, 8/3/2009                                        1,090,684
   500,000            MBNA America Bank, NA, Sr. Note, (Series
                      144A), 7.750%, 9/15/2005                                513,235
   1,000,000          SLM Corp., Note, (Series MTN), 3.625%,
                      3/17/2008                                               990,670
                      Total consumer finance                                  10,445,139
                      CONSUMER MANUFACTURING--0.3%
   250,000            Tyco International Group SA, Company
                      Guarantee, 6.000%, 11/15/2013                           273,300
                      DIVERSIFIED FINANCIAL SERVICES--9.8%
   1,700,000          CIT Group, Inc., Sr. Note, 6.625%, 6/15/2005            1,722,984
   1,000,000          General Electric Capital Corp., Note,
                      3.500%, 5/1/2008                                        989,400
   825,000      2     General Electric Capital Corp., Note,
                      (Series MTNA), 7.250%, 2/1/2005                         825,396
   500,000            J.P. Morgan & Co., Inc., Sub. Note, 6.000%,
                      1/15/2009                                               533,215
   1,000,000          J.P. Morgan Chase & Co., Sub. Note, 6.750%,
                      8/15/2008                                               1,095,050
   865,000            J.P. Morgan Chase & Co., Sub. Note, 7.000%,
                      7/15/2005                                               880,778
   1,000,000          National Rural Utilities Cooperative Finance
                      Corp., Note, 3.000%, 2/15/2006                          996,930
   1,000,000          PHH Corp., 6.000%, 3/1/2008                             1,050,990
                      Total deversified financial services                    8,094,743
                      DIVERSIFIED TELECOMMUNICATION SERVICES--0.6%
   500,000            SBC Communications, Inc., Unsecd. Note,
                      4.125%, 9/15/2009                                       496,220
                      ELECTRIC UTILITIES--1.3%
   250,000            CenterPoint Energy, Inc., Sr. Note, (Series
                      B), 6.850%, 6/1/2015                                    278,162
   750,000            Duke Capital Corp., Sr. Note, 6.250%,
                      7/15/2005                                               758,648
                      Total electric utilities                                1,036,810
                      ENERGY--0.5%
   375,000            Premcor Refining Group, Sr. Sub. Note,
                      7.750%, 2/1/2012                                        409,688
                      HOTELS RESTAURANTS & LEISURE--1.0%
   750,000      2     Tricon Global Restaurants, Inc., Sr. Note,
                      8.500%, 4/15/2006                                       793,365
                      HOUSEHOLD DURABLES--0.9%
   750,000            Pulte Corp., Company Guarantee, 7.300%,
                      10/24/2005                                              769,260
                      IT SERVICES--1.2%
   1,000,000          First Data Corp., Sr. Note, 6.750%, 7/15/2005           1,016,860
                      INDUSTRIAL CONGLOMERATES--1.2%
   1,000,000          Tyco International Group, Sr. Note, 6.375%,
                      6/15/2005                                               1,012,020
                      INSURANCE--1.2%
   1,000,000          Allstate Corp., Sr. Note, 7.875%, 5/1/2005              1,012,260
                      MACHINERY--0.6%
   500,000            Ingersoll-Rand Co., Note, 6.250%, 5/15/2006             517,300
                      MEDIA--3.4%
   500,000            Comcast Cable Communications Holdings,
                      Company Guarantee, 8.375%, 3/15/2013                    618,495
   1,140,000          Cox Communications, Inc., Note, 6.875%,
                      6/15/2005                                               1,155,379
   1,000,000          Lenfest Communications, Inc., Sr. Note,
                      8.375%, 11/1/2005                                       1,041,430
                      Total media                                             2,815,304
                      MULTI-UTILITIES & UNREGULATED POWER--2.4%
   1,000,000          Dominion Resources, Inc., Note, 2.800%,
                      2/15/2005                                               1,000,070
   1,000,000          Dominion Resources, Inc., Note, 4.125%,
                      2/15/2008                                               1,002,850
                      Total muti-utilities & unregulated power                2,002,920
                      MULTILINE RETAIL--1.2%
   1,000,000          Target Corp., 7.500%, 2/15/2005                         1,001,950
                      OIL & GAS--7.1%
   1,000,000          Anadarko Petroleum Corp., Note, 6.500%,
                      5/15/2005                                               1,010,160
   375,000            Chesapeake Energy Corp., Sr. Note, 6.875%,
                      1/15/2016                                               390,937
   1,000,000          Conoco, Inc., 5.450%, 10/15/2006                        1,031,620
   1,000,000          Kerr-McGee Corp., Company Guarantee, 5.375%,
                      4/15/2005                                               1,004,850
   1,000,000          Ocean Energy, Inc., Company Guarantee,
                      4.375%, 10/1/2007                                       1,004,910
   1,000,000          Valero Energy Corp., 7.375%, 3/15/2006                  1,041,960
   400,000            XTO Energy, Inc., Note, 4.900%, 2/1/2014                401,788
                      Total oil & gas                                         5,886,225
                      REAL ESTATE--1.8%
   1,000,000          Simon Property Group, Inc., Note, 6.750%,
                      6/15/2005                                               1,012,570
   500,000            iStar Financial, Inc., Sr. Note, (Series B),
                      4.875%, 1/15/2009                                       507,380
                      Total real estate                                       1,519,950
                      ROAD & RAIL--1.3%
   1,000,000          Caliber System, Inc., Note, 7.800%, 8/1/2006            1,055,150
                      SPECIALTY RETAIL--0.3%
   250,000            Gap (The), Inc., Note, 6.900%, 9/15/2007                268,750
                      TELEPHONE--1.3%
   1,070,000          New York Telephone Co., Deb., 6.500%,
                      3/1/2005                                                1,072,943
                      THRIFTS & MORTGAGE FINANCE--1.2%
   1,000,000          Washington Mutual Finance Corp., Sr. Note,
                      8.250%, 6/15/2005                                       1,019,400
                      WIRELESS TELECOMMUNICATION SERVICES--1.2%
   1,000,000    3      Verizon Wireless, Inc., 2.415%, 5/23/2005              999,904
                      Total Corporate Bonds
                      (identified cost $64,649,497)                           64,431,650
                      Notes - Variable --0.6%4
   500,000            Wal-Mart Stores, Inc., 2.296%, 2/22/2005
                      (IDENTIFIED COST $500,014)                              499,905
                      U.S. Treasury--2.2%
                      U.S. TREASURY NOTES--2.2%
   1,000,000    2     2.750%, 7/31/2006                                       994,530
   500,000            3.625%, 1/15/2010                                       498,360
   250,000            4.250%, 11/15/2014                                      252,305
   109,740            TIPS (Series A-2011), 3.500% 1/15/2011                  123,921
                      Total u.s. treasury (identified cost
                      $1,863,015)                                             1,869,116
                      Mutual Funds--2.9%
   192                SSGA Money Market Fund                                  192
   2,347,308          SSGA Money Market Fund (held as collateral
                      for securities lending)                                 2,347,038
                      Total Mutual Funds (AT NET ASSET VALUE)                 2,347,230
                      Repurchase Agreement--6.5%
   5,444,053          Repurchase agreement with Credit Suisse
                      First Boston, Corp., 2.48%, dated 1/31/2005
                      to be repurchased at $5,444,428, on
                      2/1/2005, collateralized by a U.S. Treasury
                      Obligation with a maturity of 5/15/2021,
                      collateral market value $5,553,145 (AT
                      AMORTIZED COST)                                         5,444,053
                      Total Investments--101.8%
                       (identified cost $84,870,296)5                         84,615,924
                      other assets and liabilities - net -(1.8)%              (1,568,241)
                      total net assets -100%                             $    83,047,683

1 Each issue with the exception of variable rate securities shows the coupon or rate of discount at the time of purchase, if applicable.
2 Certain principal amounts or shares are temporarily on loan to unaffiliated broker/dealers.
       As of January 1, 2005, securities subject to this arrangement and related collateral were as follows:

        Market Value of Securities Loaned     Market Value of Collateral
        $2,258,608                            $2,347,038

3      Denotes a restricted security, including securities purchased under
       Rule 144A of the Securities Act of 1933.  This security, all  which has been deemed liquid by criteria approved by the fund's Board of
       Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
       At January 31, 2005, this securities amounted to $999,904 which represents 1.2% of total net assets.
4      Floating rate note with current rate and next reset date shown.
5      The cost of investments for federal tax purposes amounts to
       $84,870,296.  The next unrealized depreciation of investments on the federal tax basis amounts to $254,372. This consist of net unrealized appreciation from investments for those securities having an excess of value over cost of  $136,354 and net unrealized depreciation from investments for those securities having an excess of cost over value
       $390,726  at January 31, 2005.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

..

Investment Valuations --U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.
Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occuring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance established by and under general supervision of the Board of Trustees (the "Trustees").





The following acronyms are used throughout this portfolio:
ARM         --Adjustable Rate Mortgage
CP          --Commercial Paper
FNMA        --Federal National Mortgage Association
MTN         --Medium Term Note
TIPS        --Treasury Inflation Protected Note










MTB Small Cap Growth Fund
Portfolio of Investments
January 31, 2005 (unaudited)

   Shares              Description                                              Value
                       Common Stocks--87.0%
                       AEROSPACE & DEFENSE--1.2%
   60,000              Applied Signal Technology, Inc.                    $     1,768,200
                       AIRLINES--0.6%
   100,000     1       AirTran Holdings, Inc.                                   854,000
                       AUTO COMPONENTS--1.1%
   72,000              Noble International Ltd.                                 1,710,000
                       BEVERAGES--0.5%
   10,500              Coors Adolph Co., Class B                                783,300
                       BIOTECHNOLOGY--5.8%
   3,731,500   1       Calypte Biomedical Corp.                                 1,044,820
   70,000      1       Digene Corp.                                             1,792,700
   30,500              Genitope Corp.                                           508,435
   643,000     1       Halozyme Therapeutics, Inc.                              1,260,280
   86,100      1       NPS Pharmaceuticals, Inc.                                1,420,650
   366,000     1       Nuvelo, Inc.                                             2,891,400
                       Total biotechnology                                      8,918,285
                       CHEMICALS--0.3%
   30,000      1       Zoltek Cos., Inc.                                        495,000
                       COMMERCIAL BANKS--2.5%
   55,000              Columbia Bancorp                                         1,875,500
   78,000      1       Placer Sierra Bancshares                                 2,010,762
                       Total commercial banks                                   3,886,262
                       COMMERCIAL SERVICES & SUPPLIES--7.4%
   83,500      1       Casella Waste Systems, Inc.                              1,188,205
   800,000     1       Danka Business Systems PLC, ADR                          2,096,000
   75,000      1       Education Management Corp.                               2,395,500
   125,000     1       Korn/Ferry International                                 2,466,250
   160,000     1       Labor Ready, Inc.                                        2,534,400
   60,400      1       PeopleSupport, Inc.                                      614,872
                       Total commercial services & supplies                     11,295,227
                       COMMUNICATIONS EQUIPMENT--1.4%
   72,200      1       Alvarion Ltd.                                            746,548
   77,500      1       Aspect Communications Corp.                              864,900
   45,000      1       Brooktrout Technology, Inc.                              519,300
                       Total communications equipment                           2,130,748
                       COMPUTERS & PERIPHERALS--2.4%
   56,000      1       Electronics for Imaging, Inc.                            952,000
   280,000     1       Hypercom Corp.                                           1,542,800
   100,000     1       Novatel Wireless, Inc.                                   1,195,000
                       Total computers & peripherals                            3,689,800
                       CONSTRUCTION & ENGINEERING--1.3%
   70,000              URS Corp.                                                1,974,700
                       CONSUMER FINANCE--1.3%
   112,900     1       QC Holdings, Inc.                                        1,964,460
                       DISTRIBUTORS--0.5%
   25,000      1       WESCO International, Inc.                                844,750
                       ELECTRICAL EQUIPMENT--1.2%
   23,500      1       Color Kinetics, Inc.                                     314,195
   1,087,800   1       Electric City Corp.                                      1,076,922
   74,200              Technology Research Corp.                                452,620
                       Total electrical equipment                               1,843,737
                       ELECTRONIC EQUIPMENT & INSTRUMENTS--2.9%
   22,100      1       Dionex Corp.                                             1,308,099
   60,000      1       Faro Technologies, Inc.                                  1,730,400
   106,000     1       Gerber Scientific, Inc.                                  765,320
   36,000              Park Electrochemical Corp.                               703,800
                       Total electronic equipment & instruments                 4,507,619
                       ENERGY EQUIPMENT & SERVICES--1.6%
   37,000      1       Cal Dive International, Inc.                             1,616,900
   117,800             Stolt Offshore SA, ADR                                   825,778
                       Total energy equipment & services                        2,442,678
                       FOOD & STAPLES RETAILING--3.3%
   55,100      1       7-Eleven, Inc.                                           1,314,135
   37,800              Nash Finch Co.                                           1,576,071
   79,700      1       Performance Food Group Co.                               2,168,637
                       Total food & staples retailing                           5,058,843
                       HEALTH CARE EQUIPMENT & SUPPLIES--2.8%
   190,000     1       Align Technology, Inc.                                   1,645,400
   783,000     1       Spectral Diagnostics, Inc.                               725,841
   50,000      1       Sybron Dental Specialties, Inc.                          1,888,000
                       Total health care equipment & supplies                   4,259,241
                       HEALTH CARE PROVIDERS & SERVICES--7.3%
   75,000      1       Amsurg Corp.                                             1,980,750
   41,000      1       Cerner Corp.                                             2,039,750
   50,000      1       Pediatrix Medical Group                                  3,339,500
   40,000      1       Psychiatric Solutions, Inc.                              1,416,000
   63,000      1       United Surgical Partners International, Inc.             2,481,570
                       Total health care providers & services                   11,257,570
                       HOTELS RESTAURANTS & LEISURE--3.2%
   208,300     1       Bally Total Fitness Holding Corp.                        826,951
   154,400     1       Benihana, Inc., Class A                                  2,231,080
   136,200     1       Sunterra Corp.                                           1,880,922
                       Total hotels restaurants & leisure                       4,938,953
                       HOUSEHOLD DURABLES--3.6%
   260,000             Applica, Inc.                                            1,404,000
   67,400      1       Comstock Homebuilding Cos., Inc.                         1,610,860
   84,200              Levitt Corp.                                             2,475,480
                       Total household durables                                 5,490,340
                       IT SERVICES--0.7%
   217,000     1       AnswerThink Consulting Group, Inc.                       1,009,050
                       INFORMATION TECHNOLOGY--1.1%
   145,000             On Track Innovations Ltd.                                1,657,350
                       INDUSTRIAL CONGLOMERATES--1.0%
   85,000              Raven Industries, Inc.                                   1,562,300
                       INSURANCE--0.5%
   82,000      1       Quanta Capital Holdings Ltd.                             803,600
                       INTERNET & CATALOG RETAIL--2.0%
   35,000      1       Blue Nile, Inc.                                          980,000
   140,000     1       J. Jill Group, Inc.                                      2,024,400
                       Total internet & catalog ratail                          3,004,400
                       INTERNET SOFTWARE & SERVICES--1.9%
   215,000     1       MatrixOne, Inc.                                          1,165,300
   160,000     1       Register.Com, Inc.                                       985,600
   96,000      1       Stellent, Inc.                                           820,800
                       Total internet software & services                       2,971,700
                       MACHINERY--3.6%
   20,000              Briggs & Stratton Corp.                                  775,800
   42,300              Harsco Corp.                                             2,309,157
   66,500              Manitowoc, Inc.                                          2,420,600
                       Total machinery                                          5,505,557
                       MEDIA--1.4%
   71,900      1       4 Kids Entertainment, Inc.                               1,325,117
   65,000      1       Navarre Corp.                                            804,375
                       Total media                                              2,129,492
                       METALS & MINING--2.4%
   25,000      1       Century Aluminium Co.                                    623,000
   13,700              Fording Canadian Coal Trust                              1,090,520
   70,000      1       Foundation Coal Holdings, Inc.                           1,536,500
   10,000              Steel Dynamics, Inc.                                     378,000
                       Total metals & mining                                    3,628,020
                       OIL & GAS--3.8%
   83,900      1       ATP Oil & Gas Corp.                                      1,669,610
   26,400      1       Denbury Resources, Inc.                                  770,880
   30,800      1       Southwestern Energy Co.                                  1,580,040
   55,000      1       Tesoro Petroleum Corp.                                   1,751,200
                       Total oil & gas                                          5,771,730
                       PERSONAL PRODUCTS--1.1%
   47,500      1       USANA, Inc.                                              1,728,050
                       PHARMACEUTICALS--1.9%
   115,000     1       Eon Labs, Inc.                                           2,950,900
                       ROAD & RAIL--1.0%
   72,900              Werner Enterprises, Inc.                                 1,554,228
                       SEMICONDUCTOR EQUIPMENT & PRODUCTS--4.5%
   107,000     1       Ade Corp.                                                1,927,070
   45,000      1       Cypress Semiconductor Corp.                              513,000
   494,700     1       FSI International, Inc.                                  2,122,263
   414         1       Hi/fn, Inc.                                              3,407
   35,000      1       Lam Research Corp.                                       936,600
   378,100     1       ON Semiconductor Corp.                                   1,383,846
                       Total semiconductor equipment & products                 6,886,186
                       SOFTWARE--3.4%
   96,000      1       Open Solutions, Inc.                                     2,094,720
   152,700     1       Opsware, Inc.                                            876,498
   105,000     1       Transaction Systems Architects, Inc., Class A            2,230,200
                       Total software                                           5,201,418
                       SPECIALTY RETAIL--1.9%
   150,000     1       GameStop Corp.                                           2,863,500
                       THRIFTS & MORTGAGE FINANCE--2.6%
   85,000              Commercial Capital Bancorp, Inc.                         1,690,650
   175,000             W Holding Co., Inc.                                      2,282,000
                       Total thrift & mortgage finance                          3,972,650
                       Total Common Stocks
                       (identified cost $132,255,632)                           133,313,844
                       Mutual Funds--8.2%
   7,022,351   2       MTB Prime Money Market Fund, Institutional
                       Shares                                                   7,022,351
   5,605,225   2       MTB Money Market Fund                                    5,605,225
   5                   SSGA Money Market Fund                                   5
                       Total MUTUAL FUNDS
                       (AT NET ASSET VALUE)                                     12,627,581
                       exchange traded mutual fund--5.0%
   99,300              iShares Russell 2000 Growth Index Fund                   6,394,920
   10,000              iShares Russell 2000 Index Fund (IDENTIFIED
                       COST $7,572,778)                                         1,242,400
                       Total exchange traded MUTUAL FUNDS
                       (AT NET ASSET VALUE)                                     7,637,320
               1       warrants--0.2%
   437,500             Calypte Biomedical Corp., Warrants                       64,579
   150,000             Halozyme Therapeutics, Inc., Warrants                    29,976
   87,000              On Track Innovations Ltd., Warrants                      268,060
   50,000              YDI Wireless, Inc., Warrants                             17,467
                       Total warrants (identified cost $380,082)                380,082
                       Total Investments--100.4%
                        (identified cost $152,836,073)3                         153,958,827
                       other assets and liabilities -net -(0.4)%                (702,552)
                       total net assets--100%                              $     153,256,275

1      Non-income producing security.
2      Affiliated company.
3      The cost of investments for federal tax purposes amounts to
       $152,836,073.  The net unrealized appreciation of investments for federal tax purposes was $1,122,754.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,822,866 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,700,112.

Note: The categories of investments are shown as a percentage of total net assets at
January 31, 2005.

      Investment Valuations - Listed equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded
(either on a national securities exchange or the over-the-counter market), if available.
If unavailable, the security is generally valued at the mean between the last closing bid and asked prices.  Short-term securities are valued at the prices provided by an independent pricing service.  However, short-term securities with remaining maturities of
60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.  Investments in other open-end regulated investment
companies are valued at net asset value.   Securities for which no quotations are readily
available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.




The following acronym is used throughout this portfolio:
ADR         --American Depositary Receipt











MTB Small Cap Stock Fund
Portfolio of Investments
January 31, 2005 (unaudited)

    Shares             Description                                               Value
                       Common Stocks--97.3%
                       AIR FREIGHT & LOGISTICS--0.7%
    25,100             Ryder Systems, Inc.                                $      1,143,305
                       AUTO COMPONENTS--2.1%
    24,300             American Axle & Manufacturing Holdings, Inc.              652,455
    29,000             ArvinMeritor, Inc.                                        552,160
    24,200             BorgWarner, Inc.                                          1,299,298
    44,700             Cooper Tire & Rubber Co.                                  965,967
                       Total AUTO COMPONENTS                                     3,469,880
                       BIOTECHNOLOGY--5.2%
    42,800       1      Alkermes, Inc.                                           542,276
    9,600        1      ArQule, Inc.                                             58,368
    111,929      1      Cell Genesys, Inc.                                       783,503
    96,400       1      Corixa Corp.                                             363,428
    81,000       1      Cubist Pharmaceuticals, Inc.                             925,020
    89,900       1      Dendreon Corp.                                           611,320
    47,200       1      Exact Sciences Corp.                                     156,232
    112,900      1      Isis Pharmaceuticals, Inc.                               573,532
    40,300       1      Kosan Biosciences, Inc.                                  284,921
    117,000      1      La Jolla Pharmaceutical Co.                              174,330
    129,300      1      Medarex, Inc.                                            1,229,643
    50,000       1      OraSure Technologies, Inc.                               285,500
    56,300       1      Telik, Inc.                                              1,070,826
    127,800      1      Third Wave Technologies, Inc.                            917,604
    52,800       1      Transgenomic, Inc.                                       54,384
    65,200       1      Vasogen, Inc.                                            324,696
    53,900       1      ViroPharma, Inc.                                         162,778
                       Total BIOTECHNOLOGY                                       8,518,361
                       BUILDING PRODUCTS--1.9%
    15,400             Ameron, Inc.                                              557,326
    34,300       1      Griffon Corp.                                            923,699
    24,800             Universal Forest Products, Inc.                           970,424
    18,700             York International Corp.                                  679,184
                       Total BUILDING PRODUCTS                                   3,130,633
                       CAPITAL MARKETS--1.8%
    174,300      1      E*Trade Group, Inc.                                      2,396,625
    9,700              Greenhill & Co., Inc.                                     287,702
    57,500       1      Tradestation Group, Inc.                                 350,750
                       Total CAPITAL MARKETS                                     3,035,077
                       CHEMICALS--2.9%
    24,000             Albemarle Corp.                                           842,640
    17,800             Fuller (H.B.) Co.                                         474,726
    18,700             Georgia Gulf Corp.                                        956,318
    19,200             Lubrizol Corp.                                            691,776
    27,700       1      OM Group, Inc.                                           898,034
    35,300       1      Symyx Technologies, Inc.                                 916,035
                       Total CHEMICALS                                           4,779,529
                       COMMERCIAL BANKS--5.3%
    3,700              Bank of the Ozarks, Inc.                                  124,653
    16,800             Cascade Bancorp                                           327,264
    13,200             City Holding Co.                                          434,610
    52,400             Colonial BancGroup, Inc.                                  1,057,432
    25,800             First Charter Corp.                                       592,110
    46,100             First Financial Bancorp                                   803,523
    6,961              Glacier Bancorp, Inc.                                     221,847
    34,600             Greater Bay Bancorp                                       943,542
    25,700             Independent Bank Corp.- Michigan                          790,789
    31,900             NBT Bancorp, Inc.                                         743,589
    7,200              Nara Bancorp, Inc.                                        143,640
    12,400             Provident Bankshares Corp.                                410,068
    69,105             Republic Bancorp, Inc.                                    986,128
    24,600             Silicon Valley Bancshares                                 1,073,544
                       Total COMMERCIAL BANKS                                    8,652,739
                       COMMERCIAL SERVICES & SUPPLIES--3.3%
    23,800             Banta Corp.                                               1,030,778
    63,400             Ikon Office Solutions, Inc.                               681,550
    26,600       1      Knoll, Inc.                                              444,752
    27,400       1      Labor Ready, Inc.                                        434,016
    13,800       1      Navigant Consulting, Inc.                                330,234
    121,800      1      SITEL Corp.                                              294,756
    30,200       1      SOURCECORP, Inc.                                         543,600
    6,800              Strayer Education, Inc.                                   729,980
    25,100       1      Vertrue, Inc.                                            941,752
                       Total COMMERCIAL SERVICES & SUPPLIES                      5,431,418
                       COMMUNICATIONS EQUIPMENT--1.9%
    34,200       1      Aspect Communications Corp.                              381,672
    11,100             Black Box Corp.                                           516,483
    25,100       1      Harmonic Lightwaves, Inc.                                286,140
    112,100      1      Polycom, Inc.                                            1,937,088
                       Total COMMUNICATIONS EQUIPMENT                            3,121,383
                       COMPUTERS & PERIPHERALS--3.0%
    36,300       1      Emulex Corp.                                             594,231
    136,900      1      Immersion Corp.                                          967,883
    35,100       1      Komag, Inc.                                              681,993
    109,300      1      Maxtor Corp.                                             516,989
    175,000      1      Pinnacle Systems, Inc.                                   749,000
    21,800       1      Storage Technology Corp.                                 686,482
    67,900       1      Western Digital Corp.                                    731,283
                       Total COMPUTERS & PERIPHERALS                             4,927,861
                       CONSTRUCTION & ENGINEERING--0.6%
    78,000       1      Integrated Electrical Services                           310,440
    85,600       1      Mastec, Inc.                                             760,984
                       Total CONSTRUCTION & ENGINEERING                          1,071,424
                       CONSTRUCTION MATERIALS--0.3%
    14,400       1      Headwaters, Inc.                                         457,920
                       CONSUMER FINANCE--0.8%
    44,100             Advanta Corp., Class B                                    1,003,716
    18,500       1      United PanAm Financial Corp.                             351,500
                       Total CONSUMER FINANCE                                    1,355,216
                       CONTAINERS & PACKAGING--0.5%
    13,800             Greif Brothers Corp., Class A                             799,572
                       DIVERSIFIED FINANCIAL SERVICES--1.0%
    25,400       1      Encore Capital Group, Inc.                               510,286
    39,800             GATX Corp.                                                1,185,244
                       Total DIVERSIFIED FINANCIAL SERVICES                      1,695,530
                       DIVERSIFIED TELECOMMUNICATION SERVICES--0.3%
    66,600       1      TALK America Holdings, Inc.                              435,564
                       ELECTRIC UTILITIES--1.7%
    54,000             Duquesne Light Holdings, Inc.                             1,002,240
    9,400              UIL Holdings Corp.                                        463,890
    42,500             UniSource Energy Corp.                                    1,296,250
                       Total ELECTRIC UTILITIES                                  2,762,380
                       ELECTRICAL EQUIPMENT--1.1%
    36,600       1      Active Power, Inc.                                       150,792
    23,600             Acuity Brands, Inc.                                       648,292
    13,100             Woodward Governor Co.                                     933,178
                       Total ELECTRICAL EQUIPMENT                                1,732,262
                       ELECTRONIC EQUIPMENT & INSTRUMENTS--2.1%
    28,100       1      Brightpoint, Inc.                                        503,271
    35,700       1      Checkpoint Systems, Inc.                                 555,492
    9,400              Cognex Corp.                                              245,434
    49,700       1      Gerber Scientific, Inc.                                  358,834
    16,699       1      Identix, Inc.                                            105,872
    82,000             Methode Electronics, Inc., Class A                        1,027,460
    37,100       1      RadiSys Corp.                                            647,395
    10,700       1      Universal Display Corp.                                  80,678
                       Total ELECTRONIC EQUIPMENT & INSTRUMENTS                  3,524,436
                       ENERGY EQUIPMENT & SERVICES--0.3%
    16,900             Offshore Logistics, Inc.                                  539,279
                       FOOD & STAPLES RETAILING--1.9%
    52,600       1      7-Eleven, Inc.                                           1,254,510
    20,700       1      BJ's Wholesale Club, Inc.                                592,227
    11,900             Nash Finch Co.                                            496,170
    35,800             Ruddick Corp.                                             755,380
                       Total FOOD & STAPLES RETAILING                            3,098,287
                       FOOD PRODUCTS--1.4%
    36,100       1      Chiquita Brands International                            828,495
    50,200             Corn Products International, Inc.                         1,473,872
                       Total FOOD PRODUCTS                                       2,302,367
                       GAS UTILITIES--1.0%
    13,500             NICOR, Inc.                                               498,420
    26,400             UGI Corp.                                                 1,100,088
                       Total GAS UTILITIES                                       1,598,508
                       HEALTHCARE EQUIPMENT & SUPPLIES--1.2%
    51,000             PerkinElmer, Inc.                                         1,172,490
    30,000             West Pharmaceutical Services, Inc.                        783,000
                       Total HEALTHCARE EQUIPMENT & SUPPLIES                     1,955,490
                       HEALTHCARE PROVIDERS & SERVICES--1.7%
    22,900       1      Alliance Imaging, Inc.                                   305,944
    6,500        1      Allscripts Healthcare Solutions, Inc.                    68,120
    82,300       1      Beverly Enterprises, Inc.                                1,006,529
    21,200       1      LifePoint Hospitals, Inc.                                801,360
    19,500       1      PSS World Medical, Inc.                                  244,725
    49,200             PainCare Holdings, Inc.                                   206,640
    18,300       1      TriZetto Group, Inc.                                     158,478
                       Total HEALTHCARE PROVIDERS & SERVICES                     2,791,796
                       HOTELS RESTAURANTS & LEISURE--2.7%
    7,800        1      BJ's Restaurants, Inc.                                   120,822
    8,400        1      Buffalo Wild Wings, Inc.                                 340,116
    25,599       1      Checkers Drive-In Restaurant, Inc.                       364,786
    26,900             Landry's Seafood Restaurants, Inc.                        758,580
    35,100             Lone Star Steakhouse & Saloon                             965,250
    14,300       1      Panera Bread Co.                                         729,300
    16,600       1      Red Robin Gourmet Burgers                                784,350
    33,150       1      Ryans Restaurant Group, Inc.                             455,481
                       Total HOTELS RESTAURANTS & LEISURE                        4,518,685
                       HOUSEHOLD DURABLES--3.6%
    27,600             American Greetings Corp., Class A                         666,264
    13,425             Levitt Corp.                                              394,695
    10,400             M.D.C. Holdings, Inc.                                     757,120
    23,400             M/I Schottenstein Homes, Inc.                             1,329,120
    14,600             Meritage Corp.                                            943,890
    21,100             Ryland Group, Inc.                                        1,368,757
    15,400       1      WCI Communities, Inc.                                    490,644
                       Total HOUSEHOLD DURABLES                                  5,950,490
                       IT SERVICES--1.0%
    26,800       1      CSG Systems International, Inc.                          485,616
    25,100       1      Euronet Worldwide, Inc.                                  603,655
    44,900       1      Lionbridge Technologies, Inc.                            281,972
    4,400        1      iPayment Holdings, Inc.                                  206,624
                       Total IT SERVICES                                         1,577,867
                       INDUSTRIAL CONGLOMERATES--0.9%
    44,200             Walter Industries, Inc.                                   1,547,884
                       INSURANCE--4.2%
    26,400             AmerUs Group Co.                                          1,176,648
    86,300             Ceres Group, Inc.                                         453,075
    22,400             Commerce Group, Inc.                                      1,462,944
    49,200             Horace Mann Educators Corp.                               906,264
    23,800             LandAmerica Financial Group, Inc.                         1,224,272
    27,800             Presidential Life Corp.                                   459,812
    14,200             StanCorp Financial Group, Inc.                            1,207,000
                       Total INSURANCE                                           6,890,015
                       INTERNET & CATALOG RETAIL--0.4%
    22,300       1      Blue Nile, Inc.                                          624,400
                       INTERNET SOFTWARE & SERVICES--1.9%
    45,900       1      Broadvision, Inc.                                        111,537
    115,990      1      Corillian Corp.                                          492,957
    59,700       1      EarthLink Network, Inc.                                  598,791
    148,100      1      Homestore.com, Inc.                                      349,516
    20,800       1      Jupitermedia Corp.                                       382,928
    44,600       1      LivePerson, Inc.                                         134,692
    72,700       1      Register.Com, Inc.                                       447,832
    65,200       1      aQuantive, Inc.                                          604,404
                       Total INTERNET SOFTWARE & SERVICES                        3,122,657
                       LEISURE EQUIPMENT & PRODUCTS--0.4%
    13,600             Action Performance Cos., Inc.                             142,800
    32,100       1      Marvel Enterprises, Inc.                                 573,306
                       Total LEISURE EQUIPMENT & PRODUCTS                        716,106
                       MACHINERY--2.5%
    32,700             Albany International Corp., Class A                       1,116,705
    3,400              Briggs & Stratton Corp.                                   131,886
    22,200             Cascade Corp.                                             812,520
    20,800             Harsco Corp.                                              1,135,472
    35,300             Timken Co.                                                909,328
                       Total MACHINERY                                           4,105,911
                       MEDIA--0.1%
    23,900       1      Harris Interactive, Inc.                                 178,294
                       METALS & MINING--2.0%
    28,500             Quanex Corp.                                              1,502,520
    22,600             Steel Dynamics, Inc.                                      854,280
    29,700             Steel Technologies, Inc.                                  871,992
                       Total METALS & MINING                                     3,228,792
                       MULTI-UTILITIES & UNREGULATED POWER--0.5%
    25,400             Avista Corp.                                              448,818
    14,900             ONEOK, Inc.                                               412,730
                       Total MULTI-UTILITIES & UNREGULATED POWER                 861,548
                       MULTILINE RETAIL--0.5%
    42,400             Shopko Stores, Inc.                                       764,472
                       OIL & GAS--2.9%
    16,400       1      Brigham Exploration Co.                                  141,368
    32,400             Holly Corp.                                               980,424
    19,900       1      KCS Energy, Inc.                                         289,545
    25,900             Range Resources Corp.                                     574,721
    19,400       1      Stone Energy Corp.                                       830,320
    24,700       1      Swift Energy Co.                                         747,669
    38,500       1      Tesoro Petroleum Corp.                                   1,225,840
                       Total OIL & GAS                                           4,789,887
                       PHARMACEUTICALS--1.1%
    49,600             Alpharma, Inc., Class A                                   746,480
    4,400        1      Columbia Laboratories, Inc.                              9,548
    55,800       1      Guilford Pharmaceuticals, Inc.                           270,909
    12,600       1      Ista Pharmaceuticals, Inc.                               128,142
    27,200       1      Pain Therapeutics, Inc.                                  189,856
    12,800       1      Salix Pharmaceuticals Ltd.                               192,640
    9,400        1      Taro Pharmaceutical Industries Ltd.                      282,376
                       Total PHARMACEUTICALS-                                    1,819,951
                       REAL ESTATE--4.4%
    2,600              Bedford Property Investors, Inc.                          65,286
    55,000       1      Boykin Lodging Co.                                       504,350
    49,300             Crescent Real Estate Equities, Inc.                       816,901
    105,500            HRPT Properties Trust                                     1,256,505
    17,700             Highwoods Properties, Inc.                                433,650
    32,400             Mission West Properties, Inc.                             335,988
    19,500             New Century Financial Corp.                               1,167,855
    26,600       1      Northstar Realty Finance Corp.                           269,990
    11,600             Novastar Financial, Inc.                                  534,412
    15,900             RAIT Investment Trust                                     412,605
    8,600              Redwood Trust, Inc.                                       487,276
    25,100       1      Saxon Capital, Inc.                                      543,415
    15,200             Universal Health Realty Trust, Inc.                       458,128
                       Total REAL ESTATE                                         7,286,361
                       ROAD & RAIL--0.8%
    27,700       1      Dollar Thrifty Automotive Group                          864,517
    17,900       1      SCS Transportation, Inc.                                 419,218
                       Total ROAD & RAIL                                         1,283,735
                       SEMICONDUCTOR EQUIPMENT & PRODUCTS--9.3%
    59,000       1      Altera Corp.                                             1,132,800
    32,700       1      August Technology Corp.                                  318,171
    78,900       1      Brooks Automation, Inc.                                  1,206,381
    5,000        1      Cabot Microelectronics Corp.                             152,150
    103,720      1      Credence Systems Corp.                                   829,760
    17,800       1      Cymer, Inc.                                              472,056
    18,500       1      Electroglas, Inc.                                        74,000
    63,700       1      FEI Co.                                                  1,284,192
    90,100       1      Genesis Microchip, Inc.                                  1,144,270
    22,500       1      Integrated Circuit System, Inc.                          427,500
    321,200      1      Lattice Semiconductor Corp.                              1,442,188
    15,400       1      Leadis Technology, Inc.                                  108,416
    48,600       1      Mykrolis Corp.                                           641,034
    68,100       1      PLX Technology, Inc.                                     626,520
    32,200       1      Photronics, Inc.                                         483,000
    158,900      1      Pixelworks, Inc.                                         1,492,071
    46,800       1      Rudolph Technologies, Inc.                               737,100
    57,524       1      STATS ChipPAC Ltd., ADR                                  330,188
    108,200      1      Silicon Storage Technology                               496,638
    103,500            Skyworks Solutions, Inc.                                  785,565
    3,700        1      Trident Microsystems, Inc.                               66,600
    224,200      1      Triquint Semiconductor, Inc.                             757,796
    44,300       1      Ultra Clean Holdings, Inc.                               268,015
                       Total SEMICONDUCTOR EQUIPMENT & PRODUCTS                  15,276,411
                       SOFTWARE--3.2%
    91,100       1      Aspen Technology, Inc.                                   464,610
    89,100       1      Digimarc Corp.                                           783,189
    37,500             Henry Jack & Associates, Inc.                             779,625
    12,000       1      Macrovision Corp.                                        279,960
    35,200       1      Magma Design Automation                                  475,200
    35,800       1      Mentor Graphics Corp.                                    498,694
    40,300       1      Motive, Inc.                                             424,359
    5,100        1      Napster, Inc.                                            44,115
    32,450       1      ONYX Software Corp.                                      115,522
    3,700        1      Open Solutions, Inc.                                     80,734
    44,900       1      Secure Computing Corp.                                   425,652
    40,100       1      Sybase, Inc.                                             780,747
    5,300        1      THQ, Inc.                                                117,925
                       Total SOFTWARE                                            5,270,332
                       SPECIALTY RETAIL--4.9%
    14,700       1      Barnes & Noble, Inc.                                     480,690
    6,300        1      Cache, Inc.                                              94,059
    28,700             Cato Corp., Class A                                       872,480
    23,550             Christopher & Banks Corp.                                 418,484
    17,000       1      Cost Plus, Inc.                                          445,910
    28,800       1      Game Group PLC                                           1,010,592
    6,245        1      GameStop Corp.                                           121,153
    42,100       1      Hot Topic, Inc.                                          815,898
    32,800       1      Rex Stores Corp.                                         477,568
    13,400             Sonic Automotive, Inc.                                    313,024
    21,100       1      Stage Stores, Inc.                                       834,083
    23,600       1      Too, Inc.                                                640,976
    43,700       1      Trans World Entertainment Corp.                          548,435
    34,400       1      Zale Corp.                                               913,664
                       Total SPECIALTY RETAIL                                    7,987,016
                       TEXTILES APPAREL & LUXURY GOODS--1.5%
    11,900             Kenneth Cole Productions, Inc., Class A                   317,611
    23,300             Phillips Van Heusen Corp.                                 633,993
    35,900       1      Quiksilver, Inc.                                         1,072,333
    13,000             Unifirst Corp.                                            506,870
                       Total TEXTILES APPAREL & LUXURY GOODS                     2,530,807
                       THRIFTS & MORTGAGE FINANCE--3.5%
    66,266             Commercial Capital Bancorp, Inc.                          1,318,031
    28,600             Commercial Federal Corp.                                  803,088
    10,000             Corus Bankshares, Inc.                                    502,000
    33,400             Flagstar Bancorp, Inc.                                    702,068
    25,400             Independence Community Bank                               998,220
    31,400             IndyMac Bancorp, Inc.                                     1,160,544
    8,595        1      Sterling Financial Corp.                                 322,313
                       Total THRIFTS & MORTGAGE FINANCE                          5,806,264
                       TOBACCO--0.6%
    20,400             Standard Commercial Corp.                                 392,700
    12,500             Universal Corp.                                           590,750
                       Total TOBACCO                                             983,450
                       TRADING COMPANIES & DISTRIBUTORS--0.4%
    36,600       1      United Rentals, Inc.                                     622,566
                       Total Common Stocks (identified cost
                       $127,018,773)                                             160,074,118
                       Mutual Fund--2.6%
    4,226,706    2     MTB Prime Money Market Fund Institutional
                       Shares (NET ASSET VALUE)                                  4,226,706
                       TOTAL INVESTMENTS-99.9%
                       (IDENTIFIED COST $131,245,479)3                           164,300,824
                       OTHER ASSETS AND LIABILITIES-NET-0.1%                     128,805
                       TOTAL NET ASSETS-100%                              $      164,429,629

1      Non-income producing security.
2      Affiliated Company.
3      The cost of investments for federal tax purposes amounts to
       $131,245,479.  The net unrealized appreciation of investments on the federal tax basis amounts to $33,055,345. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $40,540,310 and net unrealized depreciation from investments for those securities having an excess of cost over value of$7,484,965.


Note: The categories of investments are shown as a percentage of total net assets at
January 31, 2005.
Investment Valuations -Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange.  If unavailable, the security is generally valued at the mean between the last closing bid and asked prices.
Investments in other open-end regulated investment companies are valued at net asset value.  Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees  (the "Trustees").



The following acronyms are used throughout this portfolio:
   ADR     --American Depositary Receipt
   PLC     --Public Limited Company
   TRANs   --Tax and Revenue Anticipation Notes













MTB Social Balanced Fund
Portfolio of Investments
January 31, 2005 (unaudited)

   Principal
   Amount or
   Shares              Description                                              Value
                       Collateralized Mortgage Obligations--2.7%
                       FEDERAL HOME LOAN MORTGAGE CORPORATION--0.3%
$  8,484               (Series T045), Class A3, 4.105%, 10/27/2031        $     8,487
                       WHOLE LOAN--2.4%
   72,489              Bank of America Mortgage Securities 2003-2,
                       Class 2A1, 3.592925%, 2/25/2034                          71,107
                       Total Collateralized Mortgage Obligations
                                 (identified cost $80,972)                      79,594
                       Common Stocks--63.4%
                       AIR FREIGHT & LOGISTICS--1.3%
   550                 United Parcel Service, Inc.                              41,074
                       AIRLINES--0.8%
   1,700               Southwest Airlines Co.                                   24,616
                       AUTO COMPONENTS--1.1%
   600                 Lear Corp.                                               32,400
                       BEVERAGES--2.5%
   500                 Coca-Cola Co.                                            20,745
   1,000               PepsiCo, Inc.                                            53,700
                       Total BEVERAGES                                          74,445
                       ENERGY EQUIPMENT & SERVICES--3.0%
   700           1      Nabors Industries Ltd.                                  35,280
   300                 Schlumberger Ltd.                                        20,412
   600           1      Weatherford International Ltd.                          32,562
                       Total ENERGY EQUIPMENT & SERVICES                        88,254
                       FOOD & STAPLES RETAILING--3.3%
   700                 Sysco Corp.                                              24,479
   1,400               Wal-Mart Stores, Inc.                                    73,360
                       Total FOOD & STAPLES RETAILING                           97,839
                       FOOD PRODUCTS--0.7%
   400                 General Mills, Inc.                                      21,196
                       HEALTHCARE EQUIPMENT & SUPPLIES--3.8%
   1,300         1      Boston Scientific Corp.                                 42,978
   700           1      Edwards Lifesciences Corp.                              28,490
   800                 Medtronic, Inc.                                          41,992
                       Total HEALTHCARE EQUIPMENT & SUPPLIES                    113,460
                       HEALTHCARE PROVIDERS & SERVICES--1.8%
   400                 Cardinal Health, Inc.                                    22,528
   400           1      Express Scripts, Inc., Class A                          29,676
                       Total HealthCare Providers & Services                    52,204
                       HOUSEHOLD PRODUCTS--2.7%
   500                 Colgate-Palmolive Co.                                    26,270
   1,000               Procter & Gamble Co.                                     53,230
                       Total Household Products                                 79,500
                       INDUSTRIAL CONGLOMERATES--1.4%
   500                 3M Co.                                                   42,180
                       INTERNET & CATALOG RETAIL--0.6%
   200           1      eBay, Inc.                                              16,300
                       MACHINERY--3.2%
   200                 Caterpillar, Inc.                                        17,820
   800                 Danaher Corp.                                            43,904
   400                 Illinois Tool Works, Inc.                                34,792
                       Total MACHINERY                                          96,516
                       MEDIA--2.2%
   1,200         1      Comcast Corp., Class A                                  38,628
   750                 Viacom, Inc., Class B                                    28,005
                       Total MEDIA                                              66,633
                       METALS & MINING--0.7%
   700                 Alcoa, Inc.                                              20,657
                       MULTILINE RETAIL--1.0%
   600                 Target Corp.                                             30,462
                       OIL & GAS--2.1%
   1,200               Exxon Mobil Corp.                                        61,920
                       PERSONAL PRODUCTS--1.0%
   600                 Gillette Co.                                             30,432
                       PHARMACEUTICALS--1.4%
   250           1      Forest Laboratories, Inc., Class A                      10,383
   600                 Lilly (Eli) & Co.                                        32,544
                       Total PHARMACeUTICALS                                    42,927
                       BIOTECHNOLOGY--4.1%
   1,000         1      Amgen, Inc.                                             62,240
   400           1      Biogen Idec, Inc.                                       25,984
   1,000         1      Gilead Sciences, Inc.                                   33,100
                       Total BIOTECHNOLOGY                                      121,324
                       CAPITAL MARKETS--1.1%
   600                 Morgan Stanley                                           33,576
                       CHEMICALS--0.6%
   350                 Dow Chemical Co.                                         17,395
                       COMMUNICATIONS EQUIPMENT--4.2%
   3,300         1      Cisco Systems, Inc.                                     59,532
   2,500         1      Corning, Inc.                                           27,350
   1,200               Motorola, Inc.                                           18,888
   500                 Qualcomm, Inc.                                           18,620
                       Total COMMUNICATIONS EQUIPMENT                           124,390
                       COMPUTERS & PERIPHERALS--3.9%
   1,100         1      Dell, Inc.                                              45,936
   1,800         1     EMC Corp. Mass                                           23,580
   500                 IBM Corp.                                                46,710
                       Total COMPUTERS & PERIPHERALS                            116,226
                       CONSUMER FINANCE--0.8%
   300                 Capital One Financial Corp.                              23,484
                       ELECTRICAL EQUIPMENT--1.8%
   800                 Emerson Electric Co.                                     53,792
                       ELECTRONIC EQUIPMENT & INSTRUMENTS--1.7%
   2,200         1      Jabil Circuit, Inc.                                     51,854
                       SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.1%
   3,000               Intel Corp.                                              67,350
   2,852               Taiwan Semiconductor Manufacturing Co., ADR              24,956
                       Total SEMICONDUCTOR EQUIPMENT & pRODUCTS                 92,306
                       SOFTWARE--4.7%
   3,500               Microsoft Corp.                                          91,980
   800           1      Synopsys, Inc.                                          13,600
   1,300         1      Veritas Software Corp.                                  33,436
                       Total SOFTWARE                                           139,016
                       SPECIALTY RETAIL--2.1%
   1,100               Home Depot, Inc.                                         45,386
   300                 Lowe's Cos., Inc.                                        17,097
                       Total SPECIALTY RETAIL                                   62,483
                       THRIFTS & MORTGAGE FINANCE--0.7%
   300                 Federal National Mortgage Association                    19,374
                       Total Common
                       Stocks
                        (identified cost $1,819,732)                            1,888,235
                       Corporate Bonds--12.0%
                       BANK REGIONAL--1.0%
   20,000              Fleet National Bank, (Series BKNT), 5.75%,
                       1/15/2009                                                21,238
   10,000              Wells Fargo Bank National Association,
                       4.750%, 02/09/2015                                       9,991
                       Total Bank regional services                             31,229
                       CAPITAL MARKETS--1.4%
   25,000              Bear Stearns Cos., Inc., Sr. Note, 7.25%,
                       10/15/2006                                               26,603
   15,000              Goldman Sachs Group, Inc., Sub. Note,
                       6.345%, 2/15/2034                                        16,114
                       Total CAPITAL MARKETS                                    42,717
                       CONSUMER FINANCE--1.7%
   25,000              Ford Motor Credit Co., Sr. Note, 4.95%,
                       1/15/2008                                                24,832
   25,000              MBNA America Bank, NA, Note, (Series BKNT),
                       4.625%, 8/3/2009                                         25,365
                                                                       ---------------------
                                                                       ---------------------
                       Total consumer finance                                   50,197
                       CONSUMER SERVICES & SUPPLIES--0.8%
   20,000              PHH Corp., 7.125%, 3/1/2013                              22,638
                                                                       ---------------------
                                                                       ---------------------
                       DIVERSIFIED FINANCIAL SERVICES--1.8%
   25,000              Heller Financial, Inc., Note, 6.375%,
                       3/15/2006                                                25,832
   25,000              National Rural Utilities Cooperative Finance
                       Corp., Note, Series MTNC, 6.50%, 3/1/2007                26,387
                       Total DIVERSIFIED FINANCIAL SERVICES                     52,219
                       ELECTRIC UTILITIES--0.3%
   10,000              Xcel Energy, Inc., Sr. Note, 3.40%, 7/1/2008             9,802
                       FOOD & STAPLES RETAILING--0.5%
   15,000              Wal-Mart Stores, Inc., Note, 4.55%, 5/1/2013             15,268
                       FOOD PRODUCTS--0.5%
   15,000              Kraft Foods, Inc., Note, 4.125%, 11/12/2009              14,909
                       HOTELS, RESTAURANTS & LEISURE--0.6%
   15,000              Yum! Brands, Inc., Sr. Note, 7.70%, 7/1/2012             17,827
                       MEDIA--1.4%
   15,000              Clear Channel Communications, Inc., 6.00%,
                       11/1/2006                                                15,506
   20,000        2      Cox Communications, Inc., 5.45%, 12/15/2014             20,166
   5,000               Time Warner, Inc., Company Guarantee,
                       6.875%, 6/15/2018                                        5,714
                       Total MEDIA                                              41,386
                       OIL & GAS--1.0%
   25,000              Devon Financing Corp., 6.875%, 9/30/2011                 28,362
                       TELECOMMUNICATIONS--1.0%
   30,000        2      Verizon Wireless, Inc., 2.415%, 5/23/2005               29,997
                       Total Corporate
                       Bonds
                       (identified cost $352,878)                               356,551
                       Government Agencies--1.0%
                       FEDERAL HOME LOAN BANK SYSTEM--0.7%
   20,000              Bond, 6.875%, 8/15/2005                                  20,431
                       FEDERAL HOME LOAN MORTGAGE CORPORATION--0.3%
   10,000              Note, (Series MTN), 2.85%, 6/3/2008                      9,726
                       Total Government
                       Agencies
                       (identified cost $30,366)                                30,157
                       Mortgage Backed Securities--10.7%
                       FEDERAL HOME LOAN MORTGAGE CORPORATION--1.2%
   34,277              Pool A26407, 6.00%, 9/1/2034                             35,434
                       FEDERAL NATIONAL MORTGAGE ASSOCIATION--9.5%
   192,397             5.00%, 11/1/2019                                         195,584
   27,000              5.00%, 2/1/2035                                          26,941
   59,934              5.50%, 12/1/2034                                         61,058
                       Total mortgage Securities                                283,583
                       Total MORTGAGE BACKED
                       SECURITIES
                       (IDENTIFIED COST $317,860)                               319,017
                       U.S. Treasury--4.9%
                       U.S. TREASURY BOND--2.7%
   73,000              5.375%, 2/15/2031                                        81,691
                       U.S. TREASURY NOTES--2.2%
   21,948              U.S. Treasury Inflation Protected Note
                       (Series A-2011) 3.500% 1/15/2011                         24,784
   10,623              U.S. Treasury Inflation Protected Note
                       (Series C-2012) 3.000% 7/15/2012                         11,810
   30,000              4.00%, 2/15/2014                                         29,780
                       Total U.S. TREASURY NOTES                                66,374
                       Total U.S.
                       Treasury
                       (identified cost $140,370)                               148,065
                       Mutual Fund--0.0%
   3                   SSGA Money Market Fund (AT NET ASSET VALUE)              3
                       Repurchase Agreement--2.5%
   74,868              Repurchase agreement with Credit Suisse
                       First Boston Corp., 2.48%, dated 1/31/2005
                       to be repurchased at $74,873 on 2/1/2005,
                       collateralized by a U. S. Government Agency
                       Obligation with maturity of 3/9/2005,
                       collateral market value $79,800 (AT
                       AMORTIZED COST)                                          74,868
                       Total Investments -
                       97.2%
                       (identified cost $2,817,049)3                            2,896,490
                       OTHER ASSETS AND LIABILITIES - NET - 2.8%                83,516
                       TOTAL NET ASSETS - 100%                            $     2,980,006

1      Non-income producing security.
2      Denotes a restricted security, including securities purchased under
       Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified
       institutional investors. At January 31, 2005, these securities amounted to $50,163 which represents 1.7% of total net assets.
3      The cost of investments for federal tax purposes amounts to
       $2,817,049. The net unrealized appreciation of investments for federal tax purposes was $79,441. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of  $161,975 and net unrealized depreciation from investments for those securities having an excess of cost over value of $82,534.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

      Investment Valuations -  Listed equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices.  U.S.
government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service.  Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service.  However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.  Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant.  Investments in other open-end regulated
investment companies are valued at net asset value.   Securities for which no
quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

The following acronyms are used throughout this portfolio:
ADR         --American Depositary Receipt
MTN         --Medium Term Note










MTB Tax Free Money Market Fund
Portfolio of Investments
January 31, 2005 (unaudited)

   Principal
   Amount             Description                                              Value
                1     Short-Term Municipals--99.7%
                      ALABAMA--3.1%
$  2,260,000          Mobile, AL, IDB Dock & Wharf, Revenue Bonds
                      Weekly VRDNs (Wachovia Bank N.A. LOC)              $     2,260,000
   2,320,000          University of Alabama at Birmingham, (Series
                      A), 4.00% Bonds (AMBAC INS), 6/1/2005                    2,335,363
                      Total alabama                                            4,595,363
                      CALIFORNIA--7.7%
   5,000,000          California State, 3.00% RANs, 6/30/2005                  5,025,503
   6,500,000          Oakland, CA, Joint Powers Financing
                      Authority, Revenue Bonds Weekly VRDNs (FSA
                      INS)/(Dexia Credit Local LIQ)                            6,500,000
                      Total california                                         11,525,503
                      COLORADO--3.5%
   285,000            Colorado Postsecondary Educational
                      Facilities, Revenue Bonds Weekly VRDNs (Pro
                      Rodeo Hall of Fame)/(J.P. Morgan Chase Bank
                      LOC)                                                     285,000
   5,000,000          Colorado Springs, CO Utility System, Lien -
                      (Series A), Weekly VRDNs (Dexia Credit Local
                      LIQ)                                                     5,000,000
                      Total colorado                                           5,285,000
                      CONNECTICUT--2.0%
   3,000,000          Connecticut State, 5.00% Bonds, 3/15/2005                3,013,601
                      FLORIDA--2.3%
   3,500,000          Tampa, FL, Occupational License Tax Weekly
                      VRDNs (FGIC INS)/(FGIC Securities Purchase
                      Inc. LIQ)                                                3,500,000
                      GEORGIA--1.1%
   1,600,000          DeKalb County, GA, Multi-Family Housing
                      Authority, Winterscreek Apts Weekly VRDNs
                      (FNMA COL)                                               1,600,000
                      ILLINOIS--1.3%
   1,000,000          Chicago, IL, Park District, 3.00% Bonds,
                      5/2/2005                                                 1,003,531
   1,000,000          Lake County, IL, Community High School
                      District No. 127, UT GO Grayslake (Series
                      A), 9.00% Bonds (FGIC INS), 2/1/2005                     1,000,000
                      Total illinois                                           2,003,531
                      INDIANA--6.5%
   300,000            Columbus Industrial Revenue, Quinco
                      Consulting Center Weekly VRDNs (Fifth Third
                      Bank LOC)                                                300,000
   1,080,000          Hammond, IN, Pollution Control Daily VRDNs
                      (BP PLC)                                                 1,080,000
   4,300,000          Indiana State Educational Facilities
                      Authority, St Josephs Weekly VRDNs (Fifth
                      Third Bank LOC)                                          4,300,000
   4,000,000          Indianapolis, IN, Local Public Improvement
                      Bond Bank, 2.00% CP, Mandatory Tender
                      4/13/2005                                                4,000,000
                      Total indiana                                            9,680,000
                      KANSAS--2.7%
   4,000,000          Wichita, KS, (Series 211), 3.00% Bonds,
                      2/17/2005                                                4,003,021
                      MARYLAND--8.4%
   5,615,000          Gaithersburg, MD, Economic Development
                      Weekly VRDNs (MBIA Insurance Corp.
                      INS)/(Bank of America N.A. LIQ)                          5,615,000
   2,500,000          Howard County, MD, 1.85% CP, Mandatory
                      Tender 4/5/2005                                          2,500,000
   3,095,000          Maryland State Community Development
                      Administration, (Series 2004J), 2.05% TOBs ,
                      Mandatory Tender 12/5/2005                               3,095,000
   1,394,000          Maryland State Health & Higher Educational
                      Facilities Authority Weekly VRDNs (Bank of
                      America N.A. LIQ)                                        1,394,000
                      Total maryland                                           12,604,000
                      MICHIGAN--7.6%
   7,390,000          Detroit, MI, Water Supply System, (Series
                      C), Weekly VRDNs (FGIC INS)/(FGIC Securities
                      Purchase Inc. LIQ)                                       7,390,000
   4,000,000          Michigan State, (Series A), 3.50% TRANs,
                      9/30/2005                                                4,038,962
                      Total michigan                                           11,428,962
                      MISSISSIPPI--0.4%
   600,000            Jackson County, MS, Port Facility Daily
                      VRDNs (Chevron U.S.A., Inc.)                             600,000
                      MONTANA--0.7%
   1,000,000          Montana State Health Facilities Authority,
                      Revenue Bond Weekly VRDNs (FGIC INS)/(Wells
                      Fargo Bank LIQ)                                          1,000,000
                      NEW HAMPSHIRE--3.4%
   5,000,000          Strafford County, NH, 3.25% TANs, 12/28/2005             5,037,630
                      NEW JERSEY--1.6%
   2,400,000          New Jersey State, GO Unlimited Weekly VRDNs
                      (Chase Manhattan Bank (USA) N.A., Wilmington
                      LIQ)                                                     2,400,000
                      NEW YORK--5.1%
   1,900,000          New York City, NY, Municipal Water Finance
                      Authority, (Series 2003 C-2), Weekly VRDNs
                      (Bank of Nova Scotia, Toronto and Toronto
                      Dominion Bank LIQs)                                      1,900,000
   100,000            New York City, NY, (Series 1994E-2) Daily
                      VRDNs (J.P. Morgan Chase Bank, N.A. LOC)                 100,000
   900,000            New York City, NY, (Series 1995B-4) Daily
                      VRDNs (MBIA Insurance Corp. INS)/(Landesbank
                      Hessen Thueringen LOC)                                   900,000
   1,815,000          Port Authority of New York and New Jersey,
                      Adjustable Versatile Structure Obligation
                      (Series 3) Daily VRDNs (JPMorgan Chase Bank,
                      N.A. LIQ)                                                1,815,000
   3,000,000          Triborough Bridge & Tunnel Authority, NY,
                      (Series 2001C), Weekly VRDNs (AMBAC
                      INS)/(Bayerische Landesbank LIQ)                         3,000,000
                      Total new york                                           7,715,000
                      NORTH CAROLINA--7.1%
   2,000,000          Durham, NC, Water & Sewer Utility System,
                      Refunding Revenue Bonds Weekly VRDNs
                      (Wachovia Bank N.A. LIQ)                                 2,000,000
   1,000,000          Greensboro, NC, CTFS Partners, (Series B),
                      Weekly VRDNs (Wachovia Bank N.A. LIQ)                    1,000,000
   4,365,000          North Carolina Capital Facilities Finance
                      Agency, Refunding Revenue Bonds Weekly VRDNs
                      (Wachovia Bank N.A. LOC)                                 4,365,000
   3,200,000          Wake County, NC, (Series A), 2.00% TOBs
                      (Landesbank Hessen-Thueringen, Frankfurt
                      LIQ), Mandatory Tender 4/1/2005                          3,204,455
                      Total north carolina                                     10,569,455
                      OREGON--3.3%
   5,000,000          Oregon State Housing and Community Services
                      Department, (Series O), 2.23% BANs, 12/1/2005            5,000,000
                      PENNSYLVANIA--22.7%
   900,000            Allegheny County, PA, IDA Weekly VRDNs
                      (Western PA Humane Society)/(National City
                      Bank, Pennsylvania LOC)                                  900,000
   2,000,000          Beaver County, PA, IDA, Refunding Revenue
                      Bond Weekly VRDNs (BP PLC)                               2,000,000
   700,000            Bucks County, PA, IDA, Revenue Bonds Weekly
                      VRDNs (Christian Life Center)/(Wachovia Bank
                      N.A. LOC)                                                700,000
   2,600,000          Emmaus, PA, General Authority, (Series A),
                      Weekly VRDNs (FSA INS)/(Wachovia Bank N.A.
                      LIQ)                                                     2,600,000
   2,340,000          Lancaster County, PA, Hospital Authority,
                      Refunding Revenue Bonds Weekly VRDNs (AMBAC
                      LOC)/(PNC Bank N.A. LIQ)                                 2,340,000
   845,000            Lehigh County, PA, IDA Weekly VRDNs
                      (Wachovia Bank N.A. LOC)                                 845,000
   4,000,000          Northampton County, PA IDA Weekly VRDNs (KBC
                      Bank N.V. LOC)                                           4,000,000
   475,000            Pennsylvania EDFA, Revenue Bonds Weekly
                      VRDNs (Glade Run Luthern Services)/(PNC
                      Bank, N.A. LOC)                                          475,000
   2,600,000          Pennsylvania State Higher Education
                      Facilities Authority, (Series I-4), Weekly
                      VRDNs (Messiah College)/(PNC Bank, N.A. LOC)             2,600,000
   4,260,000          Pennsylvania State University, (Series A),
                      Weekly VRDNs (J.P. Morgan Chase Bank LIQ)                4,260,000
   3,400,000          Philadelphia, PA, Authority for Industrial
                      Development Daily VRDNs (Newcourtland Elder
                      Services)/(PNC Bank, N.A. LOC)                           3,400,000
   5,500,000          Philadelphia, PA, Gas Works, (Series A-2),
                      Weekly VRDNs (Bank of Nova Scotia and
                      JPMorgan Chase Bank, N.A. LOCs)                          5,500,000
   4,140,000          Philadelphia, PA, Hospitals & Higher
                      Education Facilities Authority, (Series
                      2004), Weekly VRDNs (Philadelphia Protestant
                      Home)/(Fleet National Bank LOC)                          4,140,000
   320,000            Schuylkill County, PA, (GO UT) Weekly VRDNs
                      (AMBAC INS)/(Wachovia Bank N.A. LIQ)                     320,000
                      Total Pennsylvania                                       34,080,000
                      SOUTH CAROLINA--1.5%
   1,800,000          Berkeley County, SC, Pollution Control
                      Facilities, Refunding Revenue Bond Daily
                      VRDNs (BP PLC)                                           1,800,000
   500,000            South Carolina Jobs-EDA, Refunding Revenue
                      Bonds Weekly VRDNs (Bank of America LOC)                 500,000
                      Total South carolina                                     2,300,000
                      TEXAS--3.8%
   700,000            Port Arthur Navigation District, TX, IDC,
                      Refunding Revenue Bonds Daily VRDNs (Chevron
                      U.S.A. Inc.)                                             700,000
   5,000,000          Texas State, (Series 2004), 3.00% TRANs,
                      8/31/2005                                                5,041,246
                      Total texas                                              5,741,246
                      UTAH--1.2%
   1,800,000          Emery County, UT, PCRB (Series 1991), Weekly
                      VRDNs (Pacificorp)/(BNP Paribas LOC)                     1,800,000
                      VERMONT--2.7%
   1,000,000          Vermont Educational and Health Buildings
                      Financing Agency, VHA New England (Series
                      C), Weekly VRDNs (AMBAC LOC)                             1,000,000
   3,100,000          Vermont Educational and Health Buildings
                      Financing Agency, VHA New England (Series
                      E), Weekly VRDNs (AMBAC LOC)                             3,100,000
                      Total vermont                                            4,100,000
                      Total MUNICIPAL Investments--99.7%
                       (at amortized cost)2                                    149,582,312
                      other assetS and liabilities - net--0.3%                  379,714
                      total net assets -100%                             $     149,962,026

1 At January 31, 2005, the fund holds no securities that are subject to the federal alternative minimum tax.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at
January 31, 2005.

Investment Valuation: The money market funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Investment Act of 1940, as amended.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
BANs        --Bond Anticipation Notes
COL         --Collateralized
CP          --Commercial Paper
EDA         --Economic Development Authority
EDFA        --Economic Development Financing Authority
FGIC        --Financial Guaranty Insurance Company
FNMA        --Federal National Mortgage Association
GO          --General Obligation
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
IDC         --Industrial Development Corporation
INS         --Insured
LIQ         --Liquidity Agreement
LOC(s)      --Letter(s) of Credit
PCRB        --Pollution Control Revenue Bond
RANs        --Revenue Anticipation Notes
TANs        --Tax Anticipation Notes
TOBs        --Tender Option Bonds
TRANs       --Tax and Revenue Anticipation Notes
UT          --Unlimited Tax
VHA         --Veterans Housing Administration
VRDNs       --Variable Rate Demand Notes










MTB U.S. Government Bond Fund
Portfolio of Investments
January 31, 2005 (unaudited)


     Principal
     Amount                   Description                                               Value
                              Collateralized Mortgage Obligations--15.2%
                              FEDERAL HOME LOAN MORTGAGE CORPORATION--8.7%
$    417,827                  (Series 2617-GW), REMIC, 3.500%, 6/15/2016         $      413,184
     1,850,796                (Series 2707-PW), REMIC, 4.000%, 7/15/2014                1,862,956
     2,557,986                (Series 2643-LA), REMIC, 4.500%, 1/15/2011                2,584,486
     3,141,197                (Series 2595D-PT), REMIC, 4.500%, 11/15/2017              3,163,499
     28,576                   (Series 141-D), REMIC, 5.000%, 5/15/2021                  28,564
     105,000                  (Series 1686-PJ), REMIC, 5.000%, 2/15/2024                104,677
     1,779,556                (Series 2446D-LA), REMIC, 5.800%, 9/15/2016               1,808,064
     44,535                   (Series 1637-GA), REMIC, 5.800%, 6/15/2023                45,407
     42,982                   (Series 136-E), REMIC, 6.000%, 4/15/2021                  42,978
     9,257                    (Series 1534-H), REMIC, 6.000%, 1/15/2023                 9,266
     117,328                  (Series 1614-J), REMIC, 6.250%, 11/15/2022                118,390
     3,450,993                (Series 1666H), REMIC, 6.250%, 9/15/2023                  3,515,009
     16,212                   (Series 112-I), REMIC, 6.500%, 1/15/2021                  16,261
     279,000                  (Series 1577-PK), REMIC, 6.500%, 9/15/2023                299,317
     176,000                  (Series 1644-K), REMIC, 6.750%, 12/15/2023                189,691
     1,630,364                (Series 1920-H), REMIC, 7.000%, 1/15/2012                 1,712,127
     92,922                   (Series 126-A), REMIC, 9.000%, 3/15/2005                  93,003
     95,984                   (Series 6-C), REMIC, 9.050%, 6/15/2019                    96,052
                              Total fideral home loan mortgage corporation              16,102,931
                              FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.7%
     3,119,526                (Series 2004-51-KF), REMIC, 2.880%,
                              2/25/2005                                                 3,115,876
     3,646                    (Series L-DC), REMIC, 5.000%, 1/1/2006                    3,653
     152,000                  (Series 1994-3-PL), REMIC, 5.500%, 1/25/2024              153,736
     63,156                   (Series 1993-198-K), REMIC, 6.000%,
                              12/25/2022                                                63,473
     306,466                  (Series 2002-52-QA), REMIC, 6.000%,
                              7/18/2032                                                 315,510
     4,540                    (Series 1993-160-PK), REMIC, 6.500%,
                              11/25/2022                                                4,592
     454,562                  (Series 1993-127-H), REMIC, 6.500%,
                              7/25/2023                                                 472,413
     415,000                  (Series 1993-113-PK), REMIC, 6.500%,
                              7/25/2023                                                 431,351
     155,000                  (Series 1993-202-J), REMIC, 6.500%,
                              11/25/2023                                                162,849
     181,000                  (Series 1994-55-H), REMIC, 7.000%, 3/25/2024              196,722
                              total federal national mortgage association               4,920,175
                              WHOLE LOAN--3.8%
     1,521,465                Bank of America Mortgage Securities 2003-2,
                              3.563%, 2/25/2034                                         1,489,347
     2,700,213                Bank of America Mortgage Securities 2003-2,
                              3.593%, 2/25/2034                                         2,648,747
     2,866,076                Morgan Stanley Mortgage Loan Trust (Series
                              2004-1), Class 1A8, 4.750%, 11/25/2018                    2,884,706
                              Total whole loan                                          7,022,800
                              Total Collateralized Mortgage Obligations
                              (identified cost $28,116,163)                             28,045,906
                              Corporate Bonds--14.2%
                              BANKS--1.8%
     1,000,000                Capital One Bank, 6.875%, 2/1/2006                        1,033,060
     1,000,000                First Tennessee Bank, 4.625%, 5/15/2013                   990,350
     1,225,000                Wells Fargo Bank National Association,
                              4.750%, 2/9/2015                                          1,223,836
                              Total BANKS                                               3,247,246
                              CAPITAL MARKETS--0.6%
     1,100,000                Goldman Sachs Group, Inc., 6.345%, 2/15/2034              1,181,697
                              CONSUMER FINANCE--1.5%
     1,000,000                Countrywide Home Loans, Inc. Floating Rate
                              Note, 2.540%, 2/16/2005                                   1,000,480
     450,000                  General Motors Acceptance Corp., 7.000%,
                              2/1/2012                                                  454,298
     1,350,000                MBNA America Bank, NA, 4.625%, 8/3/2009                   1,369,697
                              Total consumer finance                                    2,824,475
                              DIVERSIFIED FINANCIAL SERVICES--0.9%
     500,000                  Citigroup, Inc., 5.850%, 12/11/2034                       533,640
     1,000,000                PHH Corp., 7.125%, 3/1/2013                               1,131,920
                              Total diversified financial services                      1,665,560
                              DIVERSIFIED UTILITIES--1.1%
     750,000                  Duke Capital Corp., 6.250%, 7/15/2005                     758,648
     1,100,000                Pacific Gas & Electric Co., 6.050%, 3/1/2034              1,193,423
                              Total DEVERSIFIED UTILITIES                               1,952,071
                              FOOD PRODUCTS--0.6%
     1,200,000                Kraft Foods, Inc., 4.125%, 11/12/2009                     1,192,692
                              GAS UTILITIES--0.3%
     500,000                  Bay State Gas Co., 9.200%, 6/6/2011                       614,355
                              HOTELS RESTAURANTS & LEISURE--1.3%
     1,000,000          1     Tricon Global Restaurants, Inc., 8.500%,
                              4/15/2006                                                 1,057,820
     1,200,000          1     Yum! Brands, Inc., 7.700%, 7/1/2012                       1,426,188
                              Total HOTELS RESTAURANTS & LEISURE                        2,484,008
                              INDUSTRIAL CONGLOMERATES--0.6%
     1,000,000                Tyco International Group, 6.375%, 6/15/2005               1,012,020
                              INSURANCE--0.7%
     1,000,000          2     Ohio National Life Insurance Co., 8.500%,
                              5/15/2026                                                 1,238,650
                              MEDIA--2.5%
     1,000,000                Comcast Cable Communications Holdings,
                              8.375%, 3/15/2013                                         1,236,990
     1,500,000          2     Cox Communications, Inc., 5.450%, 12/15/2014              1,512,480
     725,000                  Time Warner, Inc., 6.875%, 6/15/2018                      828,588
     1,000,000                Walt Disney Co., 7.300%, 2/8/2005                         1,000,960
                              Total MEDIA                                               4,579,018
                              OIL & GAS--0.6%
     1,000,000                Devon Financing Corp., 6.875%, 9/30/2011                  1,134,510
                              SHIPBUILDING--0.4%
     750,000                  American Heavy Lift Shipping, 5.382%,
                              6/1/2017                                                  790,496
                              SOVEREIGN U.S. GOVERNMENT GUARANTIES--0.8%
     1,375,000                El Salvador, Government of, 6.530%, 7/1/2007              1,433,972
                              TRANSPORTATION MARINE--0.5%
     840,000                  Vessel Management Service, 6.750%, 6/15/2025              948,553
                              Total Corporate Bonds
                              (identified cost $25,810,860)                             26,299,323
                              Government Agencies--24.7%
                              DEPARTMENT OF HOUSING AND URBAN
                              DEVELOPMENT--0.9%
     500,000                  7.140%, 8/1/2007                                          510,260
     1,200,000                7.660%, 8/1/2015                                          1,225,764
                              Total DEPARTMENT OF HOUSING AND URBAN
                              DEVELOPMENT                                               1,736,024
                              FEDERAL HOME LOAN SYSTEM--5.2%
     4,000,000                2.345%, 3/12/2005                                         4,000,880
     4,000,000                3.375%, 7/21/2008                                         3,932,800
     1,435,000                6.625%, 11/15/2010                                        1,617,044
                              Total FEDERAL HOME LOAN SYSTEM                            9,550,724
                              FEDERAL HOME LOAN MORTGAGE CORPORATION--3.0%
     2,000,000                5.200%, 3/5/2019                                          1,984,860
     2,000,000                5.250%, 11/5/2012                                         2,032,640
     175,000                  6.943%, 3/21/2007                                         187,371
     1,000,000                8.250%, 6/1/2026                                          1,357,440
                              Total FEDERAL HOME LOAN MORTGAGE CORPORATION              5,562,311
                              FEDERAL NATIONAL MORTGAGE ASSOCIATION--8.7%
     1,000,000                3.300%, 6/22/2007                                         994,220
     2,500,000                4.329%, 2/17/2009                                         2,499,600
     3,000,000                5.250%, 8/1/2012                                          3,128,280
     3,025,000                5.500%, 5/2/2006                                          3,100,232
     5,500,000                6.470%, 9/25/2012                                         6,265,985
                              Total FEDERAL NATIONAL MORTGAGE ASSOCIATION               15,988,317
                              OVERSEAS PRIVATE INVESTMENT CORPORATION--1.5%
     2,622,900                6.600%, 5/21/2016                                         2,864,233
                              PRIVATE EXPORT FUNDING CORPORATION--1.5%
     500,000                  6.490%, 7/15/2007                                         534,155
     2,000,000                7.200%, 1/15/2010                                         2,281,840
                              Total PRIVATE EXPORT FUNDING CORPORATION                  2,815,995
                              SMALL BUSINESS ADMINISTRATION--2.4%
     317,191                  5.600%, 9/1/2008                                          322,903
     202,732                  6.200%, 11/1/2007                                         206,693
     346,613                  6.700%, 3/1/2016                                          365,537
     781,648                  6.700%, 12/1/2016                                         828,220
     2,068,565                6.950%, 11/1/2016                                         2,199,740
     69,101                   7.300%, 5/1/2017                                          74,208
     89,601                   7.300%, 9/1/2019                                          98,084
     10,714                   8.850%, 8/1/2011                                          11,427
     109,772                  9.250%, 2/1/2008                                          115,148
     119,153                  9.650%, 5/1/2010                                          128,218
                              Total SMALL BUSINESS ADMINISTRATION                       4,350,178
                              TENNESSEE VALLEY AUTHORITY--0.4%
     665,341                  7.430%, 4/1/2022                                          695,906
                              STRUCTURED ADJUSTABLE RATE MORTAGE LOAN--1.1%
     2,000,000                6.000%, 2/25/2035                                         2,053,760
                              Total Government Agencies
                              (identified cost $66,768,489)                             45,617,448
                              Mortgage Backed Securities--30.9%
                              FEDERAL HOME LOAN MORTGAGE CORPORATION--13.2%
     3,074,318                3.500%, 7/1/2010                                          2,989,774
     3,091,015                3.500%, 9/1/2010                                          3,006,012
     5,999,999                5.000%, 10/1/2019                                         6,097,499
     4,283,047                5.500%, 4/1/2033                                          4,374,062
     3,368,290                6.000%, 2/1/2034                                          3,481,970
     1,457,853                6.000%, 3/1/2013                                          1,531,197
     1,020,857                6.500%, 2/1/2032                                          1,070,941
     1,898                    7.000%, 11/1/2007                                         1,909
     20,701                   7.000%, 7/1/2008                                          21,274
     33,795                   7.000%, 8/1/2008                                          34,508
     63,959                   7.000%, 11/1/2008                                         66,357
     10,599                   7.000%, 11/1/2010                                         11,182
     79,805                   7.000%, 11/1/2025                                         84,693
     952                      7.500%, 7/1/2007                                          961
     3,379                    7.500%, 3/1/2008                                          3,410
     13,480                   7.500%, 6/1/2008                                          13,993
     2,176                    7.500%, 11/1/2009                                         2,240
     6,825                    7.500%, 12/1/2010                                         7,025
     2,765                    7.500%, 3/1/2017                                          2,943
     179,661                  7.500%, 8/1/2017                                          191,677
     293,769                  7.500%, 7/1/2025                                          314,976
     786,435                  7.500%, 5/1/2032                                          840,998
     505                      8.000%, 5/1/2006                                          512
     15,589                   8.000%, 11/1/2006                                         15,933
     65                       8.000%, 3/1/2007                                          66
     5,378                    8.000%, 9/1/2007                                          5,534
     73,430                   8.000%, 11/1/2008                                         76,856
     1,334                    8.000%, 1/1/2010                                          1,380
     7,459                    8.000%, 12/1/2010                                         7,776
     4,343                    8.250%, 12/1/2007                                         4,509
     4,445                    8.250%, 5/1/2009                                          4,658
     4,656                    8.250%, 8/1/2009                                          4,860
     10,889                   8.500%, 9/1/2009                                          11,425
     145,813                  8.500%, 8/1/2017                                          159,074
     1,242                    9.000%, 9/1/2019                                          1,375
                              TOTAL federal HOME LOAN MORTGAGE CORPORATION              24,443,559
                              FEDERAL NATIONAL MORTGAGE ASSOCIATION--15.5%
     7,723,000          3     TBA , 5.000%, 30 Year, February                           7,706,087
     5,000,000          3     TBA , 5.500%, 30 Year, February                           5,093,750
     4,902,514                5.000%, 4/1/2034                                          4,896,386
     78,313                   6.000%, 5/1/2009                                          81,690
     1,532                    6.000%, 1/1/2014                                          1,611
     718,564                  6.000%, 12/1/2028                                         745,510
     1,042,957                6.000%, 9/1/2029                                          1,083,695
     2,973,965                6.000%, 9/1/2034                                          3,073,415
     127,480                  6.500%, 8/1/2028                                          133,854
     726,526                  6.500%, 8/1/2028                                          763,078
     178,398                  6.500%, 8/1/2028                                          187,373
     656,324                  6.500%, 3/1/2029                                          688,937
     155,091                  6.500%, 4/1/2029                                          162,845
     360,176                  6.500%, 5/1/2029                                          378,073
     2,000,000                6.500%, 5/1/2034                                          2,096,240
     453,265                  7.000%, 5/1/2024                                          481,168
     426,017                  7.000%, 1/1/2025                                          452,438
     406,800                  7.000%, 2/1/2032                                          430,826
     28,784                   7.500%, 2/1/2014                                          29,142
     40,262                   8.000%, 6/1/2008                                          42,351
     12,508                   8.000%, 1/1/2010                                          13,081
     24,256                   8.000%, 8/1/2021                                          26,250
     17,281                   8.250%, 7/1/2009                                          18,312
     7,928                    8.500%, 3/1/2012                                          8,362
     23,327                   9.750%, 9/1/2017                                          26,010
                              Total federal NATIONAL MORTGAGE ASSOCIAITON               28,620,484
                              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--2.2%
     863,490                  6.000%, 4/15/2033                                         897,762
     1,033,413                6.000%, 5/15/2033                                         1,075,390
     151,164                  7.000%, 5/15/2023                                         161,226
     88,436                   7.000%, 10/20/2023                                        93,963
     528,183                  7.000%, 9/15/2028                                         561,194
     584                      7.250%, 5/15/2005                                         585
     162                      7.250%, 7/15/2005                                         162
     297                      7.250%, 10/15/2005                                        300
     253                      7.250%, 11/15/2005                                        254
     1,718                    7.250%, 4/15/2006                                         1,750
     1,603                    7.500%, 12/15/2005                                        1,620
     11,034                   7.500%, 4/15/2007                                         11,447
     7,707                    7.500%, 5/15/2007                                         7,996
     3,608                    7.500%, 6/15/2007                                         3,727
     1,655                    7.500%, 6/20/2007                                         1,722
     1,503                    8.000%, 6/15/2006                                         1,539
     2,212                    8.000%, 8/15/2006                                         2,273
     3,691                    8.000%, 9/15/2006                                         3,792
     15,526                   8.000%, 11/15/2006                                        16,033
     124,450                  8.000%, 9/15/2007                                         130,418
     18,763                   8.000%, 10/15/2007                                        19,678
     26,886                   8.000%, 12/15/2009                                        28,289
     38,905                   8.000%, 2/15/2010                                         41,179
     8,956                    8.000%, 12/15/2016                                        9,636
     4,096                    8.000%, 7/15/2024                                         4,460
     13,450                   8.250%, 6/15/2008                                         14,272
     14,170                   8.375%, 4/15/2010                                         15,003
     62,096                   8.500%, 9/15/2008                                         65,026
     501,486                  8.500%, 10/15/2008                                        519,193
     45,748                   8.500%, 10/20/2009                                        48,450
     14,586                   8.500%, 11/15/2017                                        16,086
     11,149                   9.000%, 10/15/2008                                        12,023
     24,384                   9.000%, 9/15/2016                                         27,142
     14,552                   9.000%, 11/15/2016                                        16,198
     64,973                   9.000%, 2/15/2017                                         72,425
     81,427                   9.000%, 4/20/2023                                         90,409
     12,071                   9.000%, 10/20/2024                                        13,364
                              Total GOVERNMENT NATIONAL MORTGAGE
                              ASSOCIATION                                               3,985,986
                              Total Mortgage Backed Securities
                              (identified cost $34,219,420)                             57,050,029
                              Municipals--1.6%
     214,523                  Arkansas Development Finance Authority,
                              9.750%, 11/15/2005                                        219,167
     225,000                  Chicago, IL Public Building Commission,
                              7.000%, 1/1/2007                                          239,015
     175,000                  Miami, FL, 8.650%, 7/1/2019                               224,467
     1,375,000                Tacoma, WA, 8.200%, 9/15/2013                             1,620,534
     669,317                  Tobacco Settlement Financing Corp., NJ,
                              6.360%, 5/15/2025                                         658,387
                              Total Municipals (identified cost $3,011,745)             2,961,570
                              U.S. Treasury--17.3%
                              u.s treasury bonds -5.7%
     3,935,000                5.375%, 2/15/2031                                         4,403,501
     5,000,000                6.375%, 8/15/2027                                         6,188,300
                              Total u.s. treasury bonds                                 10,591,801
                              u.s treasury notes -11.6%
     450,000            1     3.000%, 11/15/2007                                        445,289
     375,000            1     3.125%, 4/15/2009                                         368,321
     720,000            1     3.250%, 8/15/2007                                         718,315
     995,000            1     3.500%, 12/15/2009                                        987,229
     2,551,455                3.500%, 1/15/2011                                         2,881,154
     4,728,960          1     3.625%, 1/15/2008                                         5,096,211
     1,100,000                3.625%, 5/15/2013                                         1,072,500
     800,000            1     3.875%, 5/15/2009                                         809,000
     550,000            1     3.875%, 2/15/2013                                         544,847
     2,500,000          1     4.000%, 11/15/2012                                        2,503,900
     600,000            1     4.000%, 2/15/2014                                         595,596
     1,200,000          1     4.250%, 11/15/2013                                        1,213,872
     900,000            1     4.250%, 11/15/2014                                        908,298
     1,385,000          1     5.000%, 8/15/2011                                         1,474,374
     1,500,000          1     6.500%, 2/15/2010                                         1,692,420
                              Total u.s. treasury notes                                 21,311,326
                              total u.s. treasury
                              (identified cost $30,576,237)                             31,903,127
                              Mutual Funds--9.1%
     377                      SSGA Money Market Fund                                    377
     16,904,003               SSGA Money Market Fund (held as collateral
                              of securities lending)                                    16,904,003
     130                      SSGA US Government Money Market Fund                      130
                              Total mutual funds (at net asset value)                   16,904,510
                              Repurchase Agreement--1.2%
     2,254,304                Repurchase agreement with Credit Suisse
                              First Boston Corp., 2.480%, dated 1/31/2005
                              to be repurchased at $2,254,459 on 2/1/2005,
                              collateralized by a U.S. Treasury Obligation
                              with maturity of 11/15/2005, collateral
                              market value 2,302,837 (AT AMORTIZED COST)                2,254,304
                              Total Investments--114.2%
                               (identified cost $206,924,317)4                          211,036,217
                              OTHER ASSETS AND LIABILITIES -NET -(14.2)%                (26,262,253)
                              TOTAL NET ASSETS 100%                              $      184,773,964

1      Certain principal amounts are temporarily on loan to unaffiliated brokers/dealers.
       As of January 31, 2005, securities subject to this arrangement and related collateral were as follows:
        Market Value of Securities Loaned     Market Value of Collateral
        $15,633,177                           $16,904,003

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
       At January 31, 2005, these securities amounted to $2,751,130 which represents 1.5% of total net assets.
3 All or a portion of these securities may be subject to dollar roll transactions. Information regarding dollar roll transactions for the Fund for the quarter ended January 31, 2004 was as follows:

       Maximum amount outstanding during the period               $20,458,698
       Average amount outstanding during the period1
       $16,551,939
       Average shares outstanding during the period
       19,777,422
       Average debt per share outstanding during the period              83.7%

       1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the quarter ended January 31, 2005.
4 The cost of investments for federal tax purposes amounts to $207,661,728. The net unrealized appreciation of investments on the federal tax basis amounts to $3,374,489. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,639,222 and net unrealized depreciation from investments for those securities having an excess of cost over value of$1,264,733.

Note: The categories of investments are shown as a percentage of total net assets at
January 31, 2005.

         Investment Valuations-- U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service.
Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service.  However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.  Investments in other open-end regulated investment companies are valued at
net asset value.   Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the New York Stock Exchange are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


The following acronym is used throughout this portfolio:
REMIC       --Real Estate Mortgage Investment Conduit
TBA                ---To Be Announced









MTB U.S. Government Money Market Fund
Portfolio of Investments
January 31, 2005 (unaudited)

   Principal
   Amount             Description                                               Value
                      Government Agencies--91.1%
                      FEDERAL FARM CREDIT SYSTEM--3.1%
$  65,000,000    1    Floating Rate Note, 2.430%, 2/23/2005               $     64,996,356
                      FEDERAL HOME LOAN BANK SYSTEM--13.6%
   86,700,000    2    Discount Note, 2.320%, 2/23/2005                          86,577,079
   195,000,000   1    Floating Rate Notes, 2.405% - 2.447%,
                      3/15/2005 - 4/5/2005                                      194,972,005
                      Total federal home loan bank system                       281,549,084
                      FEDERAL HOME LOAN MORTGAGE CORPORATION--20.7%
   193,745,000   2    Discount Notes, 1.855% - 2.555%, 2/1/2005 -
                      4/19/2005                                                 193,232,697
   235,000,000   1    Floating Rate Note, 2.550%, 4/7/2005                      235,000,000
                      Total federal home loan mortgage corporation              428,232,697
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION--53.7%
   400,000,000   2     Discount Notes, 2.290% - 2.690%, 2/7/2005 -
                      9/19/2005                                                 398,122,444
   713,750,000   1     Floating Rate Notes, 2.190% - 2.488%,
                      2/1/2005 - 3/15/2005                                      713,554,231
                      Total federal national mortgage association               1,111,676,675
                      Total Government Agencies                                 1,886,454,812
                      Repurchase Agreement--8.9%
   184,247,000        Repurchase agreement with State Street Corp.,
                      2.330%, dated 1/31/2005 to be repurchased at
                      $184,258,925 on 2/1/2005, collateralized by
                      U.S. Treasury Obligations with various
                      maturities to 11/15/2010, collateral market
                      value $187,934,778                                        184,247,000
                      Total Investments---100% (at amortized cost)3       $     2,070,701,812
                      other assets and liabilities--net--0.0%                     (905,478)
                      total net assets--100%                               $     2,069,796,334

1      Denotes variable rate securities with current rate and next demand date.
2      Each issue, with the exception of variable rate securities, shows the coupon or rate of discount at the time of purchase, if applicable.
3      Also represents cost for federal tax purposes.


Note:         The categories of investments are shown as a percentage of total net assets at January 31, 2005.

Investment Valuations- The money market funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7
under the Investment Act of 1940, as amended.













MTB U.S. Treasury Money Market Fund
Portfolio of Investments
January 31, 2005 (unaudited)


   Principal
   Amount             Description                                               Value
                      U.S. Treasury--80.4%
                      u.s. treasury bills--80.4%
$  631,825,000        United States Treasury Bills, 1.735% -
                      2.395%, 2/3/2005 - 5/5/2005                        $      629,960,415
                      Repurchase Agreement--19.7%
   154,414,000        Repurchase agreement with State Street
                      Corp., 2.330%, dated 1/31/2005 to be
                      repurchased at $154,423,994 on 2/1/2005,
                      collateralized by U S Treasury Agency
                      Obligations with various maturities to
                      6/30/2006, collateral market value
                      $157,507,207                                              154,414,000
                      Total Investments--100.1%
                       (at amortized cost) 1                             $      784,374,415
                      other assets and liabilities - Net -(0.1)%                (721,728)
                      total net assets -100%                             $      783,652,687

1 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at
January 31, 2005.

Investment Valuations- The money market funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7
under the Investment Act of 1940, as amended.























Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  MTB Group of Funds

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        March 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ Charles L. Davis, Jr., Principal Executive Officer
Date        March 28, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        March 23, 2005